UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Hartford Active ETFs
Semi-Annual Report
January 31, 2023 (Unaudited)

■ Hartford Core Bond ETF
■ Hartford Large Cap Growth ETF
■ Hartford Municipal Opportunities ETF
■ Hartford Schroders Commodity Strategy ETF
■ Hartford Schroders ESG US Equity ETF
■ Hartford Schroders Tax-Aware Bond ETF
■ Hartford Short Duration ETF
■ Hartford Sustainable Income ETF
■ Hartford Total Return Bond ETF

A MESSAGE FROM THE PRESIDENT
Dear Shareholders:
Thank you for investing in Hartford Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report for the period from August 1, 2022 to January 31, 2023.
Market Review
During the six months ended January 31, 2023, U.S. stocks, as measured by the S&P 500 Index,1 lost 0.44%. That deceptively small loss obscured an unusually volatile period for a market apparently still searching for a clear sense of direction from a U.S. Federal Reserve (Fed) committed to fighting inflation with higher interest rates. Throughout the period, markets rose and fell, sometimes sharply.
In June 2022, the Consumer Price Index (CPI)2 rose to a 9.1% annual rate, a level not seen in 40 years. Between June and November 2022, the Fed aggressively responded with four consecutive three-quarter-percent increases in its federal funds rate. Each monthly CPI report after the June peak provided further evidence that inflation, while still high, was actually starting to cool off, which led the markets to believe that the Fed would take a less aggressive approach to raising interest rates.
Fed chair Jerome Powell’s emphatic reaffirmation of the Fed’s plan to keep raising rates “higher for longer,” however, prompted the end of a summer rally that had begun in June. A steady retreat lasted through the end of September 2022. From there, stocks leveled off and strengthened in fits and starts.
Clearly mindful of the improving inflation picture, the Federal Open Market Committee (FOMC) used its December 2022 meeting to raise the federal funds rate by a smaller half-percent. Then, following the release of the December 2022 CPI report showing an annual headline inflation rate of 6.5%, the FOMC announced an even smaller quarter-percent rate hike at its following meeting. Markets rallied strongly on these Fed moves, even in the face of Chairman Powell’s insistence that additional rate hikes would continue.
A tight labor market seemed to support Chairman Powell’s approach. The nation’s employment picture remained surprisingly strong as worker shortages in key economic sectors continued to support job and wage growth. By the end of the period, the continued labor-market strength provided something of a conundrum for the Fed’s aim of achieving the so-called “soft landing” of reduced demand without a U.S. economic recession.
On the international front, the nearly year-old war between Russia and Ukraine dragged on, with the rest of the world managing to adapt to the reality of worldwide shortages in food and energy supplies. In China, a yearslong zero-COVID-19 policy of lockdowns and quarantines was lifted by the country’s leadership, sparking hopes for a reopening of trade and global economic growth. In Washington, DC, politics continued to divide much of the nation as midterm elections delivered continued Democratic control in the U.S. Senate and a narrow Republican majority in the U.S. House of Representatives.
As we move forward, recession concerns are likely to keep surfacing as investors scrutinize corporate earnings and employment data. With market volatility likely to persist, it’s more important than ever to maintain a strong relationship with your financial professional.
Thank you again for investing in Hartford Exchange-Traded Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.
James Davey
President
Hartford Funds
[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. Indices are unmanaged and not available for direct investment. Past performance does not guarantee future results.
[2]	The Consumer Price Index (CPI) in the United States is defined by the Bureau of Labor Statistics as a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Hartford Active ETFs

Hartford Core Bond ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 02/19/2020 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	Since Inception[2]
Core Bond ETF (NAV Return)	-2.68%	-9.58%	-2.45%
Core Bond ETF (Market Price Return)	-2.16%	-9.27%	-2.34%
Bloomberg US Aggregate Bond Index	-2.37%	-8.36%	-2.41%

[1]	Not annualized.
[2]	Inception: 02/19/2020
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specific index. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Security Type(1)
as of 01/31/2023
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	21.7%
Corporate Bonds	22.8
Foreign Government Obligations	1.4
Municipal Bonds	0.8
U.S. Government Agencies(2)	34.7
U.S. Government Securities	42.7
Total	124.1%
Short-Term Investments	0.2
Other Assets & Liabilities	(24.3)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2023.

2

Hartford Large Cap Growth ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 11/09/2021 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	Since Inception[2]
Large Cap Growth ETF (NAV Return)	0.62%	-21.32%	-29.47%
Large Cap Growth ETF (Market Price Return)	0.69%	-21.24%	-29.38%
Russell 1000 Growth Index	-4.71%	-16.02%	-18.94%

[1]	Not annualized.
[2]	Inception: 11/09/2021
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.59%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments.
Composition by Sector(1)
as of 01/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.4%
Consumer Discretionary	21.8
Consumer Staples	1.1
Energy	1.8
Financials	5.1
Health Care	16.3
Industrials	4.5
Information Technology	34.9
Materials	1.8
Total	98.7%
Short-Term Investments	0.2
Other Assets & Liabilities	1.1
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Municipal Opportunities ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 12/13/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes and long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Municipal Opportunities ETF (NAV Return)	0.38%	-3.62%	2.22%	2.05%
Municipal Opportunities ETF (Market Price Return)	0.53%	-3.54%	2.18%	2.07%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	0.93%	-1.42%	2.07%	1.85%

[1]	Not annualized.
[2]	Inception: 12/13/2017
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings which may in-turn fluctuate due to market and economic conditions. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Security Type(1)
as of 01/31/2023
Municipal Bonds	Percentage of Net Assets
Airport	6.3%
Development	3.4
Education	1.1
Facilities	0.1
General Obligation	9.6
Higher Education	4.5
Housing	0.8
Medical	12.4
Multifamily Housing	0.3
Nursing Homes	4.3
Other (2)	20.6
Pollution	0.4
Power	4.9
School District	4.9
Single Family Housing	6.9
Student Loan	1.6
Tobacco	2.1
Transportation	10.1
Utilities	2.6
Water	1.8
Total	98.7%
U.S. Government Agencies(3)	0.3
Short-Term Investments	0.3
Other Assets & Liabilities	0.7
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.
(3)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2023.

4

Hartford Schroders Commodity Strategy ETF (Consolidated)
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 09/14/2021 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks to provide long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	Since Inception[2]
Commodity Strategy ETF (NAV Return)	-9.95%	3.82%	9.04%
Commodity Strategy ETF (Market Price Return)	-9.98%	3.87%	9.11%
Bloomberg Commodity Index Total Return	-6.45%	6.20%	12.10%

[1]	Not annualized.
[2]	Inception: 09/14/2021
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio after Fee Waiver as shown in the Fund’s most recent prospectus was 0.89% and total annual fund operating expense ratio was 1.05%. Gross expenses do not reflect contractual fee waiver arrangements with respect to the Fund’s investment in its Cayman Islands subsidiary. Net expenses reflect such arrangements in instances when they reduce gross expenses. The fee waiver remains in effect for as long as the Fund is invested in the Cayman Islands subsidiary. Expenses shown include expenses of the Cayman Islands subsidiary. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Investments in the commodities market may increase the Fund's liquidity risk, volatility and risk of loss if adverse developments occur. • Investments linked to prices of commodities may be considered speculative. Significant exposure to commodities may subject the Fund to greater volatility than traditional investments. The value of such instruments may be volatile and fluctuate widely based on a variety of factors. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • By investing in a Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with a non-U.S. subsidiary and its investments. • To the extent the Fund focuses on one or more sectors, the Fund may be subject to increased volatility and risk of loss if adverse developments occur. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability.
Composition by Sector(1)
as of 01/31/2023
Sector	Percentage of Net Assets
Equity Securities
Materials	0.0% *
Short-Term Investments	87.2
Other Assets & Liabilities	12.8
Total	100.0%

*	Percentage rounds to zero.

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Schroders ESG US Equity ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 08/10/2021 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks long-term capital appreciation.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	Since Inception[2]
ESG US Equity ETF (NAV Return)	0.93%	-7.19%	-4.43%
ESG US Equity ETF (Market Price Return)	1.02%	-7.19%	-4.43%
Russell 1000 Index	-0.14%	-8.55%	-5.37%

[1]	Not annualized.
[2]	Inception: 08/10/2021
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • The Fund’s environmental, social, and/or governance (ESG) policy could cause it to perform differently than similar funds that do not have such a policy. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Sector(1)
as of 01/31/2023
Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.5%
Consumer Discretionary	14.4
Consumer Staples	8.8
Energy	5.6
Financials	11.0
Health Care	15.1
Industrials	10.9
Information Technology	21.8
Materials	2.1
Real Estate	1.3
Utilities	1.1
Total	99.6%
Short-Term Investments	1.2
Other Assets & Liabilities	(0.8)
Total	100.0%

(1)	A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Schroders Tax-Aware Bond ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 04/18/2018 Sub-advised by Schroder Investment Management North America Inc. and its sub-sub-adviser, Schroder Investment Management North America Limited	Investment objective – The Fund seeks total return on an after-tax basis.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	Since Inception[2]
Tax-Aware Bond ETF (NAV Return)	0.61%	-3.17%	1.92%
Tax-Aware Bond ETF (Market Price Return)	0.76%	-3.07%	1.95%
Bloomberg Municipal Bond Index	0.73%	-3.25%	2.12%

[1]	Not annualized.
[2]	Inception: 04/18/2018
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings which may in-turn fluctuate due to market and economic conditions. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Municipal securities may be adversely impacted by state/local, political, economic, or market conditions; these risks may be magnified if the Fund focuses its assets in municipal securities of issuers in a few select states. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.• The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, and extension risk. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind. • Integration of environmental, social, and/or governance (ESG) characteristics into the investment process may not work as intended.
Composition by Security Type(1)
as of 01/31/2023
Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	7.2%
Municipal Bonds	72.6
U.S. Government Securities	6.3
Total	86.1%
Short-Term Investments	14.8
Other Assets & Liabilities	(0.9)
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

7

Hartford Short Duration ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 05/30/2018 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	Since Inception[2]
Short Duration ETF (NAV Return)	1.23%	-1.93%	1.92%
Short Duration ETF (Market Price Return)	1.20%	-1.95%	1.92%
Bloomberg 1-3 Year US Government/Credit Index	-0.32%	-2.21%	1.14%

[1]	Not annualized.
[2]	Inception: 05/30/2018
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings which may in-turn fluctuate due to market and economic conditions. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund may allocate a portion of its assets to specialist portfolio managers which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • Loans can be difficult to value and less liquid than other types of debt instrument; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations
(CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Restricted securities may be more difficult to sell and price than other securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Security Type(1)
as of 01/31/2023
Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	25.8%
Corporate Bonds	44.0
Senior Floating Rate Interests	18.9
U.S. Government Agencies(2)	3.8
U.S. Government Securities	5.4
Total	97.9%
Short-Term Investments	0.1
Other Assets & Liabilities	2.0
Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2023.

8

Hartford Sustainable Income ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 09/21/2021 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide current income and long-term total return, within a sustainability framework.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	Since Inception[2]
Sustainable Income ETF (NAV Return)	3.20%	-6.78%	-8.01%
Sustainable Income ETF (Market Price Return)	3.22%	-6.78%	-7.75%
Bloomberg US Aggregate Bond Index	-2.37%	-8.36%	-8.40%

[1]	Not annualized.
[2]	Inception: 09/21/2021
Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.54%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The net asset value (NAV) of the Fund's shares may fluctuate due to changes in the market value of the Fund's holdings. The Fund's share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. • Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political, economic and regulatory developments. These risks may be greater, and include additional risks, for investments in emerging markets. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory and counterparty risk. • The risks associated with mortgage-related and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Restricted securities may be more difficult to sell and price than other securities. • Loans can be difficult to value and less liquid than other types of debt instruments; they are also subject to nonpayment, collateral, bankruptcy, default, extension, prepayment and insolvency risks. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • The Fund’s sustainability policy could cause it to perform differently than similar funds that do not have such a policy. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor's tax liability. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Security Type(1)
as of 01/31/2023
Category	Percentage of Net Assets
Equity Securities
Convertible Preferred Stocks	0.5%
Escrows	0.6
Preferred Stocks	0.1
Total	1.2%
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	7.9%
Convertible Bonds	2.6
Corporate Bonds	34.0
Foreign Government Obligations	16.1
Senior Floating Rate Interests	12.6
U.S. Government Agencies(2)	10.8
U.S. Government Securities	23.2
Total	107.2%
Short-Term Investments	0.0 *
Other Assets & Liabilities	(8.4)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2023.

9

Hartford Total Return Bond ETF
 Fund Overview
 January 31, 2023 (Unaudited)

Inception 09/27/2017 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.
Average Annual Total Returns
for the Periods Ended 01/31/2023
	Six Months[1]	1 Year	5 Years	Since Inception[2]
Total Return Bond ETF (NAV Return)	-1.54%	-9.24%	1.19%	1.03%
Total Return Bond ETF (Market Price Return)	-0.83%	-8.87%	1.24%	1.09%
Bloomberg US Aggregate Bond Index	-2.37%	-8.36%	0.86%	0.68%

[1]	Not annualized.
[2]	Inception: 09/27/2017
Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.
Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.
ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.
The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
You cannot invest directly in an index.
See "Benchmark Glossary" for benchmark descriptions.
The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 01/31/2023.
Important Risks
Investing involves risk, including the possible loss of principal. The net asset value (NAV) of the Fund’s shares may fluctuate due to changes in the market value of the Fund’s holdings which may in-turn fluctuate due to market and economic conditions. The Fund’s share price may fluctuate due to changes in the relative supply of and demand for the shares on an exchange. The Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. • Fixed income security risks include credit, liquidity, call, duration, event, and interest-rate risk. As interest rates rise, bond prices generally fall. • The risks associated with mortgage-related and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. • The purchase of securities in the To-Be-Announced (TBA) market can result in higher portfolio turnover and related expenses as well as price and counterparty risk. • Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, regulatory, and counterparty risk. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments in high-yield ("junk") bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. • Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. • Restricted securities may be more difficult to sell and price than other securities. • The Fund may have high portfolio turnover, which could increase its transaction costs and an investor’s tax liability. • In certain instances, unlike other ETFs, the Fund may effect creations and redemptions partly or wholly for cash, rather than in-kind, which may make the Fund less tax-efficient and incur more fees than an ETF that primarily or wholly effects creations and redemptions in-kind.
Composition by Security Type(1)
as of 01/31/2023
Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0% *
Fixed Income Securities
Asset & Commercial Mortgage-Backed Securities	22.6%
Corporate Bonds	25.2
Foreign Government Obligations	3.2
Municipal Bonds	1.2
Senior Floating Rate Interests	0.0 *
U.S. Government Agencies(2)	40.8
U.S. Government Securities	25.7
Total	118.7%
Short-Term Investments	0.2
Purchased Options	0.0 *
Other Assets & Liabilities	(18.9)
Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities as of January 31, 2023.

10

Hartford Active ETFs
Benchmark Glossary (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no deduction for fees, expenses or taxes) is comprised of the US Government/Credit component of the Bloomberg US Aggregate Bond Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Commodity Index Total Return (reflects no deduction for fees, expenses or taxes) is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index ("BCOM"). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) US Treasury Bills.
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.
Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest US companies based on total market capitalizations.
Additional Information Regarding Bloomberg Index(es). “Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC ("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Funds' customers, in connection with the administration, marketing or trading of the Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO --WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

11

Hartford Active ETFs
Expense Examples (Unaudited)

Your Fund's Expenses
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of August 1, 2022 through January 31, 2023. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.
Actual Expenses
The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to a Fund's annualized expense ratio multiplied by average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During the Period August 1, 2022 through January 31, 2023	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During the Period August 1, 2022 through January 31, 2023	Annualized expense ratio
Hartford Core Bond ETF	$ 1,000.00	$ 973.20	$ 1.44	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%
Hartford Large Cap Growth ETF	$ 1,000.00	$ 1,006.20	$ 2.98	$ 1,000.00	$ 1,022.23	$ 3.01	0.59%
Hartford Municipal Opportunities ETF	$ 1,000.00	$ 1,003.80	$ 1.46	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%
Hartford Schroders Commodity Strategy ETF (Consolidated)	$ 1,000.00	$ 900.50	$ 4.26	$ 1,000.00	$ 1,020.72	$ 4.53	0.89%
Hartford Schroders ESG US Equity ETF	$ 1,000.00	$ 1,009.30	$ 1.98	$ 1,000.00	$ 1,023.24	$ 1.99	0.39%
Hartford Schroders Tax-Aware Bond ETF	$ 1,000.00	$ 1,006.10	$ 1.97	$ 1,000.00	$ 1,023.24	$ 1.99	0.39%
Hartford Short Duration ETF	$ 1,000.00	$ 1,012.30	$ 1.47	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%
Hartford Sustainable Income ETF	$ 1,000.00	$ 1,032.00	$ 2.77	$ 1,000.00	$ 1,022.48	$ 2.75	0.54%
Hartford Total Return Bond ETF	$ 1,000.00	$ 984.60	$ 1.45	$ 1,000.00	$ 1,023.74	$ 1.48	0.29%
12

Hartford Core Bond ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7%
	Asset-Backed - Automobile - 1.0%
$ 30,000	American Credit Acceptance Receivables Trust 4.55%, 10/13/2026(1)	$ 29,634
140,000	DT Auto Owner Trust 5.19%, 10/16/2028	139,878
	Exeter Automobile Receivables Trust
155,000	4.57%, 01/15/2027	152,655
87,000	6.03%, 08/16/2027	88,253
	Flagship Credit Auto Trust
259,000	4.69%, 07/17/2028(1)	254,566
77,000	5.05%, 01/18/2028	76,991
45,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	44,594
105,000	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	102,716
	Santander Drive Auto Receivables Trust
380,000	4.42%, 11/15/2027	374,384
120,000	4.43%, 03/15/2027	118,396
85,000	4.72%, 06/15/2027	84,403
160,000	4.98%, 02/15/2028	159,613
350,000	5.95%, 01/17/2028	357,185
	Westlake Automobile Receivables Trust
105,000	1.65%, 02/17/2026(1)	99,994
280,000	4.31%, 09/15/2027(1)	274,288
90,000	5.41%, 01/18/2028	90,055
		2,447,605
	Asset-Backed - Credit Card - 0.0%
110,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	110,000
	Asset-Backed - Finance & Insurance - 4.8%
380,000	Bain Capital Credit CLO Ltd. 6.00%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	374,395
563,475	Barings CLO Ltd. 6.00%, 10/20/2030, 3 mo. USD LIBOR + 1.190%(1)(2)	558,912
64,699	BHG Securitization Trust 0.90%, 10/17/2034(1)	61,210
	BlueMountain CLO Ltd.
460,000	5.87%, 11/20/2034, 3 mo. USD LIBOR + 1.190%(1)(2)	452,065
250,000	5.91%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	246,198
470,000	5.95%, 04/19/2034, 3 mo. USD LIBOR + 1.150%(1)(2)	463,474
246,409	Carlyle Global Market Strategies CLO Ltd. 5.66%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	244,167
270,000	Carlyle U.S. CLO Ltd. 5.83%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	267,002
300,000	CIFC Funding Ltd. 5.98%, 10/20/2034, 3 mo. USD LIBOR + 1.170%(1)(2)	295,919
	Dryden CLO Ltd.
270,000	5.81%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	267,752
410,000	5.89%, 07/17/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	403,387
640,000	FS Rialto 5.71%, 11/16/2036, 1 mo. USD LIBOR + 1.250%(1)(2)	612,578
785,000	Galaxy XXIV CLO Ltd. 5.91%, 01/15/2031, 3 mo. USD LIBOR + 1.120%(1)(2)	778,524
	Madison Park Funding Ltd.
385,000	5.91%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	379,553
270,000	6.05%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	268,017
250,000	Magnetite Ltd. 5.91%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	247,989
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Asset-Backed - Finance & Insurance - 4.8% - (continued)
$ 40,763	Marlette Funding Trust 0.65%, 12/15/2031(1)	$ 40,299
330,000	MF1 Ltd. 6.06%, 02/19/2037, 3 mo. USD SOFR + 1.750%(1)(2)	314,393
	Octagon Investment Partners Ltd.
785,000	5.65%, 02/14/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	775,384
255,000	6.00%, 04/15/2035, 3 mo. USD SOFR + 1.340%(1)(2)	245,959
	Progress Residential Trust
404,035	1.51%, 10/17/2038(1)	357,111
107,485	4.45%, 06/17/2039(1)	104,364
345,000	Regatta Funding Ltd. 5.97%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	340,139
395,000	RR LLC 5.94%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	389,916
340,000	RR Ltd. 5.90%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	335,137
	Sound Point CLO Ltd.
785,000	5.79%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	771,435
390,000	5.89%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	380,529
129,700	Upstart Securitization Trust 0.84%, 09/20/2031(1)	126,056
	Venture CLO Ltd.
390,000	5.92%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	377,685
660,000	5.94%, 07/15/2032, 3 mo. USD LIBOR + 1.150%(1)(2)	648,615
150,000	6.03%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	145,886
250,000	Voya CLO Ltd. 5.98%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(2)	248,487
300,000	Wellfleet CLO Ltd. 5.98%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	293,027
		11,815,564
	Commercial Mortgage-Backed Securities - 3.8%
235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	215,001
120,000	Barclays Commercial Mortgage Trust 4.60%, 06/15/2055(3)	119,336
	BBCMS Mortgage Trust
175,000	5.44%, 12/15/2055(3)	185,401
55,000	5.71%, 12/15/2055(3)	59,453
	Benchmark Mortgage Trust
561,567	1.52%, 01/15/2054(3)(4)	48,500
617,315	1.79%, 07/15/2053(3)(4)	48,246
180,638	BX Commercial Mortgage Trust 5.51%, 10/15/2036, 1 mo. USD SOFR + 1.034%(1)(2)	179,850
59,908	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	58,499
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	87,691
35,000	3.18%, 02/10/2048	33,674
150,000	3.31%, 03/10/2048	144,116
110,000	3.38%, 01/10/2039(1)	94,191
210,000	3.61%, 08/10/2049(1)(3)	199,951
30,000	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	29,432
97,732	CSMC Trust 2.26%, 08/15/2037(1)	88,771
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	271,940
	DBJPM Mortgage Trust
467,890	1.71%, 09/15/2053(3)(4)	32,288
32,202	3.04%, 05/10/2049	31,104

The accompanying notes are an integral part of these financial statements.
13

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Commercial Mortgage-Backed Securities - 3.8% - (continued)
$ 154,128	FirstKey Homes Trust 4.15%, 05/17/2039(1)	$ 149,121
	FREMF Mortgage Trust
295,000	3.61%, 04/25/2048(1)(3)	285,047
90,000	3.67%, 11/25/2049(1)(3)	86,680
230,000	3.76%, 07/25/2026(1)(3)	218,495
225,000	3.95%, 06/25/2049(1)(3)	215,379
315,000	4.16%, 08/25/2047(1)(3)	308,182
	GS Mortgage Securities Trust
375,000	3.44%, 11/10/2049(3)	354,462
45,000	5.21%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	44,699
200,000	Hawaii Hotel Trust 5.61%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	196,492
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,020,968
	JPMBB Commercial Mortgage Securities Trust
56,544	3.56%, 12/15/2048	54,994
635,000	3.58%, 03/17/2049	609,417
	JPMDB Commercial Mortgage Securities Trust
99,333	2.95%, 06/15/2049	95,483
632,000	3.14%, 12/15/2049	591,360
142,704	3.24%, 10/15/2050	136,889
486,570	Life Mortgage Trust 5.16%, 03/15/2038, 1 mo. USD LIBOR + 0.700%(1)(2)	474,942
210,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	203,465
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	46,644
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	344,498
719,000	3.43%, 03/15/2059	686,374
55,759	3.52%, 12/15/2048	54,231
420,000	3.64%, 03/15/2050	397,413
235,000	3.81%, 12/15/2048	227,327
	Wells Fargo N.A.
3,996,435	0.64%, 11/15/2062(3)(4)	140,149
958,118	0.94%, 02/15/2052(3)(4)	40,407
1,484,283	1.34%, 11/15/2053(3)(4)	110,327
1,253,812	1.76%, 03/15/2063(3)(4)	124,332
170,000	2.04%, 02/15/2054	140,104
145,000	4.41%, 11/15/2061(3)	142,790
5,230	WFRBS Commercial Mortgage Trust 2.98%, 06/15/2046	5,201
		9,433,316
	Other Asset-Backed Securities - 3.2%
	Affirm Asset Securitization Trust
25,447	1.90%, 01/15/2025(1)	24,963
9,633	3.46%, 10/15/2024(1)	9,562
130,000	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	129,237
100,000	Arbor Realty Commercial Real Estate Notes Ltd. 5.55%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	98,198
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	144,595
711,112	DB Master Finance LLC 4.35%, 05/20/2049(1)	678,844
	Domino's Pizza Master Issuer LLC
152,288	2.66%, 04/25/2051(1)	132,714
436,500	3.67%, 10/25/2049(1)	392,998
209,000	4.12%, 07/25/2047(1)	198,952
270,000	KKR CLO Ltd. 5.79%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	267,719
172,498	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	149,282
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Other Asset-Backed Securities - 3.2% - (continued)
$ 330,000	New Residential Advance Receivables Trust 1.43%, 08/15/2053(1)	$ 319,931
305,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	295,232
	Pretium Mortgage Credit Partners LLC
194,153	1.74%, 07/25/2051(1)	177,555
534,886	1.84%, 09/25/2051(1)	485,719
129,192	1.87%, 07/25/2051(1)	114,302
248,057	1.99%, 02/25/2061(1)	228,334
451,121	2.36%, 10/27/2060(1)	420,454
546,567	2.49%, 10/25/2051(1)	499,353
	Progress Residential Trust
145,000	3.20%, 04/17/2039(1)	134,752
399,297	4.44%, 05/17/2041(1)	384,178
180,000	4.75%, 10/27/2039(1)	177,156
100,000	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	93,657
59,692	SCF Equipment Leasing LLC 1.19%, 10/20/2027(1)	58,559
27,815	SoFi Consumer Loan Program Trust 0.49%, 09/25/2030(1)	27,184
60,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	54,564
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	66,962
655,000	Tricon Residential Trust 3.86%, 04/17/2039(1)	624,864
44,820	Upstart Securitization Trust 0.83%, 07/20/2031(1)	43,946
235,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	210,713
272,821	VOLT CIII LLC 1.99%, 08/25/2051(1)	254,932
213,230	VOLT XCIII LLC 1.89%, 02/27/2051(1)	191,359
160,442	VOLT XCIV LLC 2.24%, 02/27/2051(1)	150,198
194,980	VOLT XCIX LLC 2.12%, 04/25/2051(1)	177,103
111,095	VOLT XCV LLC 2.24%, 03/27/2051(1)	102,509
201,925	Wendy's Funding LLC 2.37%, 06/15/2051(1)	170,901
99,000	Wingstop Funding LLC 2.84%, 12/05/2050(1)	87,521
		7,779,002
	Whole Loan Collateral CMO - 8.9%
339,718	510 Asset Backed Trust 2.12%, 06/25/2061(1)	309,020
	Angel Oak Mortgage Trust
101,795	0.91%, 01/25/2066(1)(3)	86,829
343,140	0.95%, 07/25/2066(1)(3)	296,972
64,855	0.99%, 04/25/2053(1)(3)	59,963
83,159	0.99%, 04/25/2066(1)(3)	69,526
217,824	1.04%, 01/20/2065(1)(3)	178,896
169,181	1.07%, 05/25/2066(1)(3)	143,709
485,429	1.46%, 09/25/2066(1)(3)	401,021
33,172	1.47%, 06/25/2065(1)(3)	30,069
52,524	1.69%, 04/25/2065(1)(3)	48,431
244,574	1.82%, 11/25/2066(1)(3)	207,825
625,496	2.88%, 12/25/2066(1)	570,837
1,246	Angel Oak Mortgage Trust LLC 3.65%, 09/25/2048(1)(3)	1,241
28,608	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	26,784
165,012	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	147,316
	BRAVO Residential Funding Trust
59,979	0.94%, 02/25/2049(1)(3)	52,819
83,655	0.97%, 03/25/2060(1)(3)	79,403
413,346	1.62%, 03/01/2061(1)	373,825
	Bunker Hill Loan Depositary Trust
59,690	1.72%, 02/25/2055(1)(3)	57,038
28,242	2.88%, 07/25/2049(1)	26,467

The accompanying notes are an integral part of these financial statements.
14

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Whole Loan Collateral CMO - 8.9% - (continued)
$ 77,068	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	$ 64,871
438,850	CIM Trust 1.43%, 07/25/2061(1)(3)	391,856
	COLT Mortgage Loan Trust
42,241	0.80%, 07/27/2054(1)	36,468
133,975	0.91%, 06/25/2066(1)(3)	108,988
213,372	0.92%, 08/25/2066(1)(3)	174,059
403,883	0.96%, 09/27/2066(1)(3)	326,792
502,786	1.11%, 10/25/2066(1)(3)	417,919
55,921	1.33%, 10/26/2065(1)(3)	50,539
257,256	1.39%, 01/25/2065(1)(3)	224,312
36,018	1.51%, 04/27/2065(1)(3)	33,811
563,251	2.28%, 12/27/2066(1)(3)	503,630
97,254	4.30%, 03/25/2067(1)(3)	92,617
68,844	Connecticut Avenue Securities Trust 6.86%, 07/25/2042, 1 mo. USD SOFR + 2.550%(1)(2)	69,533
	CSMC Trust
100,841	0.83%, 03/25/2056(1)(3)	85,172
206,056	0.94%, 05/25/2066(1)(3)	165,898
503,113	1.17%, 07/25/2066(1)(3)	410,443
178,047	1.18%, 02/25/2066(1)(3)	148,158
92,055	1.21%, 05/25/2065(1)	84,289
82,872	1.80%, 12/27/2060(1)(3)	74,597
252,077	1.84%, 10/25/2066(1)(3)	207,133
170,650	2.00%, 01/25/2060(1)(3)	151,250
605,619	2.27%, 11/25/2066(1)(3)	536,064
	Deephaven Residential Mortgage Trust
30,073	0.72%, 05/25/2065(1)(3)	27,104
60,001	0.90%, 04/25/2066(1)(3)	52,009
	Ellington Financial Mortgage Trust
36,885	0.80%, 02/25/2066(1)(3)	30,707
63,221	0.93%, 06/25/2066(1)(3)	51,688
27,182	1.18%, 10/25/2065(1)(3)	24,609
349,979	1.24%, 09/25/2066(1)(3)	284,519
281,445	2.21%, 01/25/2067(1)(3)	242,510
586,682	FirstKey Homes Trust 4.25%, 07/17/2039(1)	565,449
	GCAT Trust
116,095	0.87%, 01/25/2066(1)(3)	105,475
118,363	1.04%, 05/25/2066(1)(3)	100,931
348,612	1.09%, 08/25/2066(1)(3)	285,005
493,195	1.26%, 07/25/2066(1)(3)	397,902
23,930	1.56%, 04/25/2065(1)	21,623
187,959	1.92%, 08/25/2066(1)(3)	168,311
10,702	2.25%, 01/25/2060(1)	10,128
	Imperial Fund Mortgage Trust
194,289	1.07%, 09/25/2056(1)(3)	159,338
593,688	2.09%, 01/25/2057(1)(3)	484,973
660,700	3.64%, 03/25/2067(1)	617,097
	Legacy Mortgage Asset Trust
95,966	1.65%, 11/25/2060(1)	81,045
85,158	1.75%, 04/25/2061(1)	72,605
114,385	1.75%, 07/25/2061(1)	106,502
	MetLife Securitization Trust
41,249	3.75%, 03/25/2057(1)(3)	39,128
40,094	3.75%, 04/25/2058(1)(3)	39,032
	MFA Trust
25,253	1.01%, 01/26/2065(1)(3)	23,331
147,599	1.03%, 11/25/2064(1)(3)	122,649
74,723	1.15%, 04/25/2065(1)(3)	70,183
	Mill City Mortgage Loan Trust
92,339	3.25%, 10/25/2069(1)(3)	88,456
29,987	3.50%, 05/25/2058(1)(3)	29,320
	New Residential Mortgage Loan Trust
84,824	0.94%, 07/25/2055(1)(3)	73,228
59,339	0.94%, 10/25/2058(1)(3)	53,757
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Whole Loan Collateral CMO - 8.9% - (continued)
$ 404,213	1.16%, 11/27/2056(1)(3)	$ 339,383
20,559	1.65%, 05/24/2060(1)(3)	18,890
554,108	2.28%, 04/25/2061(1)(3)	489,689
97,768	3.50%, 12/25/2057(1)(3)	93,341
16,069	3.75%, 03/25/2056(1)(3)	14,880
44,327	3.75%, 11/25/2058(1)(3)	41,766
190,691	4.00%, 03/25/2057(1)(3)	180,274
206,004	4.00%, 12/25/2057(1)(3)	196,642
248,565	NMLT Trust 1.19%, 05/25/2056(1)(3)	198,568
	OBX Trust
249,851	1.05%, 07/25/2061(1)(3)	198,606
167,735	1.07%, 02/25/2066(1)(3)	140,302
496,275	2.31%, 11/25/2061(1)(3)	436,695
	Preston Ridge Partners Mortgage Trust LLC
93,371	1.32%, 07/25/2051(1)	84,235
241,236	1.74%, 09/25/2026(1)(3)	222,207
159,075	1.79%, 06/25/2026(1)	146,369
243,716	1.79%, 07/25/2026(1)	225,754
272,975	1.87%, 04/25/2026(1)	251,886
373,586	1.87%, 08/25/2026(1)	344,117
64,167	2.12%, 03/25/2026(1)(3)	60,731
54,093	2.36%, 11/25/2025(1)	52,157
476,023	2.36%, 10/25/2026(1)	442,125
62,210	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	57,412
19,693	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	18,215
	Starwood Mortgage Residential Trust
47,704	0.94%, 05/25/2065(1)(3)	44,404
423,468	1.16%, 08/25/2056(1)(3)	355,170
137,389	1.22%, 05/25/2065(1)(3)	122,267
21,183	1.49%, 04/25/2065(1)(3)	19,902
384,676	1.92%, 11/25/2066(1)(3)	328,433
190,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)	180,638
	Towd Point Mortgage Trust
119,873	1.75%, 10/25/2060(1)	107,390
177,803	2.16%, 01/25/2052(1)(3)	173,919
62,525	2.75%, 10/25/2056(1)(3)	61,593
164,872	2.75%, 06/25/2057(1)(3)	157,241
87,098	2.75%, 07/25/2057(1)(3)	84,800
153,005	2.75%, 10/25/2057(1)(3)	146,150
49,634	2.90%, 10/25/2059(1)(3)	46,228
358,855	2.92%, 11/30/2060(1)(3)	290,461
37,969	3.25%, 03/25/2058(1)(3)	36,583
191,452	3.73%, 03/25/2058(1)(3)	184,285
167,660	TRK Trust 1.15%, 07/25/2056(1)(3)	145,490
	VCAT LLC
134,083	1.74%, 05/25/2051(1)	119,325
735,675	1.87%, 08/25/2051(1)	674,893
515,632	1.92%, 09/25/2051(1)	478,715
54,425	2.12%, 03/27/2051(1)	51,568
	Verus Securitization Trust
80,520	0.92%, 02/25/2064(1)(3)	71,392
172,176	0.94%, 07/25/2066(1)(3)	141,238
439,446	1.01%, 09/25/2066(1)(3)	367,830
69,846	1.03%, 02/25/2066(1)(3)	60,529
54,002	1.22%, 05/25/2065(1)	49,563
36,176	1.50%, 05/25/2065(1)	33,353
267,133	1.82%, 11/25/2066(1)(3)	232,197
532,241	1.83%, 10/25/2066(1)(3)	460,520

The accompanying notes are an integral part of these financial statements.
15

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.7% - (continued)
	Whole Loan Collateral CMO - 8.9% - (continued)
$ 37,504	2.69%, 11/25/2059(1)(3)	$ 35,796
379,944	2.72%, 01/25/2067(1)	341,039
		21,812,160
	Total Asset & Commercial Mortgage-Backed Securities (cost $58,063,594)	$ 53,397,647
CORPORATE BONDS - 22.8%
	Aerospace/Defense - 0.4%
346,000	Boeing Co. 5.04%, 05/01/2027	$ 348,897
100,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028	98,603
155,000	Lockheed Martin Corp. 4.95%, 10/15/2025	157,310
270,000	Northrop Grumman Corp. 5.15%, 05/01/2040	275,005
		879,815
	Agriculture - 0.5%
	BAT Capital Corp.
96,000	4.74%, 03/16/2032	88,493
253,000	7.75%, 10/19/2032	281,393
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	208,619
170,000	4.00%, 06/22/2032(1)	163,172
	Philip Morris International, Inc.
315,000	5.13%, 11/17/2027	321,399
110,000	5.63%, 11/17/2029	114,634
155,000	Reynolds American, Inc. 5.70%, 08/15/2035	147,836
		1,325,546
	Beverages - 0.1%
31,000	Anheuser-Busch InBev Worldwide, Inc. 4.35%, 06/01/2040	28,745
200,000	Diageo Capital plc 2.00%, 04/29/2030	170,138
		198,883
	Biotechnology - 0.6%
	CSL Finance plc
230,000	4.05%, 04/27/2029(1)	222,367
230,000	4.25%, 04/27/2032(1)	223,889
250,000	Gilead Sciences, Inc. 1.65%, 10/01/2030	205,720
	Royalty Pharma plc
180,000	1.75%, 09/02/2027	156,205
280,000	2.15%, 09/02/2031	222,152
440,000	2.20%, 09/02/2030	357,765
		1,388,098
	Chemicals - 0.3%
366,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	370,212
	Sherwin-Williams Co.
302,000	2.30%, 05/15/2030	257,552
2,000	2.95%, 08/15/2029	1,794
		629,558
	Commercial Banks - 7.6%
	Bank of America Corp.
435,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(5)	349,085
155,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(5)	127,994
1,705,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(5)	1,435,838
671,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(5)	632,804
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 300,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 3 mo. USD SOFR + 2.040% thereafter)(5)	$ 300,041
150,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(5)	149,615
55,000	Bank of New York Mellon Corp. 4.71%, 02/01/2034	54,622
255,000	Barclays plc 7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.300% thereafter)(5)	276,132
	BNP Paribas S.A.
400,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(5)	372,729
225,000	5.13%, 01/13/2029	226,533
250,000	BPCE S.A. 2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 3 mo. USD SOFR + 1.087% thereafter)(1)(5)	220,904
400,000	Credit Agricole S.A. 5.30%, 07/12/2028	407,615
250,000	Credit Suisse AG 7.50%, 02/15/2028	262,102
	Credit Suisse Group AG
250,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 3 mo. USD SOFR + 3.700% thereafter)(1)(5)	241,418
815,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 3 mo. USD SOFR + 3.920% thereafter)(1)(5)	779,199
150,000	Deutsche Bank AG 6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 3 mo. USD SOFR + 3.180% thereafter)(5)	157,595
	Goldman Sachs Group, Inc.
55,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 3 mo. USD SOFR + 1.090% thereafter)(5)	43,912
200,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(5)	162,812
816,000	2.60%, 02/07/2030	708,223
470,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(5)	392,095
55,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(5)	45,249
80,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD SOFR + 1.410% thereafter)(5)	68,346
65,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 3 mo. USD SOFR + 1.725% thereafter)(5)	63,770
	HSBC Holdings plc
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	176,978
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(5)	194,702
200,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 3 mo. USD SOFR + 1.187% thereafter)(5)	164,183
405,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(5)	391,672

The accompanying notes are an integral part of these financial statements.
16

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 200,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(5)	$ 184,083
445,000	5.21%, 08/11/2028, (5.21% fixed rate until 08/11/2027; 3 mo. USD SOFR + 2.610% thereafter)(5)	446,442
610,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 3 mo. USD SOFR + 2.870% thereafter)(5)	607,626
	JP Morgan Chase & Co.
1,178,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	1,120,913
480,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(5)	397,176
825,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.250% thereafter)(5)	692,656
77,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(5)	75,011
45,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(5)	43,570
390,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(5)	389,416
85,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(5)	84,394
78,000	KeyCorp. 2.55%, 10/01/2029	67,727
	Morgan Stanley
160,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(5)	143,590
245,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(5)	193,334
95,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 3 mo. USD SOFR + 1.020% thereafter)(5)	75,270
475,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(5)	432,442
160,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(5)	131,791
317,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(5)	274,487
91,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(5)	81,117
495,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(5)	479,847
35,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.076% thereafter)(5)	34,576
255,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 3 mo. USD SOFR + 1.730% thereafter)(5)	257,360
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Commercial Banks - 7.6% - (continued)
$ 40,000	5.95%, 01/19/2038, 5 year USD CMT + 2.430%	$ 40,717
	Societe Generale S.A.
610,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(5)	604,191
305,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.550% thereafter)(1)(5)	315,854
200,000	Standard Chartered plc 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.450% thereafter)(1)(5)	220,823
110,000	State Street Corp. 5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 3 mo. USD SOFR + 1.715% thereafter)(5)	115,349
	Truist Financial Corp.
160,000	1.89%, 06/07/2029, (1.89% fixed rate until 06/07/2028; 3 mo. USD SOFR + 0.862% thereafter)(5)	138,119
150,000	4.87%, 01/26/2029	150,631
45,000	5.12%, 01/26/2034	45,451
205,000	UBS Group AG 4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(5)	201,219
	Wells Fargo & Co.
489,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD SOFR + 1.087% thereafter)(5)	466,640
310,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(5)	272,861
265,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(5)	258,773
295,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.980% thereafter)(5)	293,906
735,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.100% thereafter)(5)	730,345
161,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(5)	157,767
		18,631,642
	Commercial Services - 0.1%
	Howard University (AGM Insured)
100,000	2.90%, 10/01/2031	83,911
70,000	3.48%, 10/01/2041	54,154
		138,065
	Diversified Financial Services - 0.3%
	Capital One Financial Corp.
530,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 3 mo. USD SOFR + 2.600% thereafter)(5)	520,010
45,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 3 mo. USD SOFR + 2.080% thereafter)(5)(6)	45,209
	Intercontinental Exchange, Inc.
75,000	4.35%, 06/15/2029	73,878
40,000	4.60%, 03/15/2033	39,504
30,000	4.95%, 06/15/2052	29,419
		708,020

The accompanying notes are an integral part of these financial statements.
17

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Electric - 3.4%
	Alabama Power Co.
$ 100,000	3.45%, 10/01/2049	$ 76,519
42,000	4.15%, 08/15/2044	36,897
417,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	395,223
195,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	144,167
	Dominion Energy, Inc.
49,000	3.38%, 04/01/2030	44,557
100,000	5.38%, 11/15/2032	102,615
	Duke Energy Corp.
1,180,000	2.55%, 06/15/2031	998,427
120,000	3.75%, 09/01/2046	94,854
280,000	4.50%, 08/15/2032	271,562
162,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	119,518
205,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	195,145
314,000	Evergy, Inc. 2.90%, 09/15/2029	278,584
	Georgia Power Co.
71,000	4.30%, 03/15/2042	63,672
55,000	4.70%, 05/15/2032	54,488
297,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	260,095
	National Rural Utilities Cooperative Finance Corp.
235,000	4.15%, 12/15/2032	224,524
295,000	4.80%, 03/15/2028	297,225
	NextEra Energy Capital Holdings, Inc.
504,000	2.25%, 06/01/2030	425,757
445,000	4.63%, 07/15/2027	445,018
254,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	232,240
	Pacific Gas and Electric Co.
800,000	2.50%, 02/01/2031	643,943
175,000	3.25%, 06/01/2031	148,214
95,000	4.55%, 07/01/2030	88,382
220,000	4.95%, 07/01/2050	182,621
480,000	5.45%, 06/15/2027	481,168
45,000	6.15%, 01/15/2033	46,135
50,000	6.75%, 01/15/2053	52,084
	Puget Energy, Inc.
324,000	3.65%, 05/15/2025	310,337
102,000	4.10%, 06/15/2030	93,885
	Sempra Energy
47,000	3.40%, 02/01/2028	44,481
162,000	4.00%, 02/01/2048	135,257
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	197,815
75,000	2.75%, 02/01/2032	64,768
72,000	2.85%, 08/01/2029	64,147
166,000	3.65%, 02/01/2050	129,515
2,000	4.00%, 04/01/2047	1,668
75,000	5.85%, 11/01/2027	78,827
	Southern Co.
4,000	3.25%, 07/01/2026	3,800
713,000	3.70%, 04/30/2030	665,544
100,000	Xcel Energy, Inc. 4.60%, 06/01/2032	98,752
		8,292,430
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
495,000	4.28%, 03/15/2032(1)	438,779
660,000	5.14%, 03/15/2052(1)	545,445
		984,224
	Food - 0.1%
337,000	Conagra Brands, Inc. 4.85%, 11/01/2028	336,449
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Gas - 0.3%
$ 65,000	Boston Gas Co. 3.76%, 03/16/2032(1)	$ 58,964
325,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	314,372
	NiSource, Inc.
55,000	1.70%, 02/15/2031	43,619
317,000	3.49%, 05/15/2027	303,676
132,000	3.60%, 05/01/2030	121,802
		842,433
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
365,000	6.05%, 04/15/2028	369,925
165,000	6.30%, 02/15/2030(1)	167,886
		537,811
	Healthcare - Products - 0.4%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	356,362
	GE HealthCare Technologies, Inc.
195,000	5.65%, 11/15/2027(1)	201,624
195,000	5.86%, 03/15/2030(1)	206,527
370,000	GSK Consumer Healthcare Capital U.S. LLC 3.38%, 03/24/2029	340,515
		1,105,028
	Healthcare - Services - 0.6%
117,000	CommonSpirit Health 2.76%, 10/01/2024	113,007
	Elevance Health, Inc.
25,000	2.25%, 05/15/2030	21,279
107,000	2.88%, 09/15/2029	96,411
10,000	5.35%, 10/15/2025	10,154
45,000	Humana, Inc. 5.88%, 03/01/2033	48,032
225,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	173,053
92,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	79,680
105,000	Sutter Health 3.36%, 08/15/2050	78,310
	UnitedHealth Group, Inc.
87,000	4.75%, 07/15/2045	86,877
35,000	4.95%, 05/15/2062	34,936
277,000	5.30%, 02/15/2030	290,866
190,000	5.35%, 02/15/2033	201,765
65,000	5.88%, 02/15/2053	73,960
65,000	6.05%, 02/15/2063	75,520
		1,383,850
	Insurance - 0.8%
100,000	Aon Corp. / Aon Global Holdings plc 3.90%, 02/28/2052	81,970
350,000	Athene Global Funding 2.65%, 10/04/2031(1)	278,418
290,000	Brighthouse Financial Global Funding 1.75%, 01/13/2025(1)	269,228
	Corebridge Financial, Inc.
165,000	3.85%, 04/05/2029(1)	153,672
55,000	3.90%, 04/05/2032(1)	49,964
415,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	355,689
180,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	176,325
470,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	394,867
309,000	Willis North America, Inc. 2.95%, 09/15/2029	272,055
		2,032,188
	Internet - 0.1%
425,000	Amazon.com, Inc. 4.10%, 04/13/2062	370,243
	Investment Company Security - 0.2%
525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	456,734

The accompanying notes are an integral part of these financial statements.
18

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	IT Services - 0.0%
$ 125,000	International Business Machines Corp. 2.72%, 02/09/2032	$ 108,278
	Machinery-Diversified - 0.2%
630,000	Otis Worldwide Corp. 2.57%, 02/15/2030	548,429
	Media - 1.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	27,605
315,000	3.90%, 06/01/2052	213,595
667,000	4.20%, 03/15/2028	633,391
380,000	4.40%, 12/01/2061	264,817
190,000	4.80%, 03/01/2050	149,211
173,000	5.13%, 07/01/2049	142,430
	Comcast Corp.
59,000	2.94%, 11/01/2056	39,952
434,000	3.20%, 07/15/2036	370,370
130,000	3.75%, 04/01/2040	114,550
220,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	182,073
	Discovery Communications LLC
23,000	4.13%, 05/15/2029	21,080
100,000	4.65%, 05/15/2050	77,718
362,000	5.20%, 09/20/2047	300,839
70,000	5.30%, 05/15/2049	59,015
	Paramount Global
60,000	4.20%, 06/01/2029	55,554
230,000	4.20%, 05/19/2032	197,710
165,000	4.38%, 03/15/2043	121,126
196,000	4.95%, 01/15/2031	180,499
57,000	5.85%, 09/01/2043	50,572
		3,202,107
	Mining - 0.1%
260,000	Anglo American Capital plc 3.88%, 03/16/2029(1)	241,636
	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
80,000	2.67%, 12/01/2026	71,857
110,000	3.28%, 12/01/2028	96,582
70,000	3.57%, 12/01/2031	60,126
		228,565
	Oil & Gas - 0.7%
	BP Capital Markets America, Inc.
95,000	2.72%, 01/12/2032	82,802
130,000	2.94%, 06/04/2051	92,500
130,000	3.38%, 02/08/2061	96,687
132,000	3.63%, 04/06/2030	125,308
95,000	ConocoPhillips Co. 3.80%, 03/15/2052	80,703
	Diamondback Energy, Inc.
145,000	6.25%, 03/15/2033	153,962
30,000	6.25%, 03/15/2053	31,192
	Equinor ASA
222,000	3.63%, 04/06/2040	193,428
21,000	3.70%, 04/06/2050	17,766
	Exxon Mobil Corp.
202,000	4.23%, 03/19/2040	192,343
2,000	4.33%, 03/19/2050	1,871
196,000	Hess Corp. 7.30%, 08/15/2031	219,002
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	66,435
	Shell International Finance B.V.
190,000	3.00%, 11/26/2051	138,650
175,000	3.25%, 04/06/2050	135,635
		1,628,284
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Oil & Gas Services - 0.1%
$ 90,000	Halliburton Co. 4.85%, 11/15/2035	$ 87,839
81,000	Schlumberger Holdings Corp. 4.30%, 05/01/2029(1)	77,961
		165,800
	Pharmaceuticals - 0.2%
	AbbVie, Inc.
227,000	3.20%, 11/21/2029	210,347
144,000	4.25%, 11/21/2049	128,029
	CVS Health Corp.
7,000	4.13%, 04/01/2040	6,091
110,000	4.30%, 03/25/2028	107,853
124,000	5.13%, 07/20/2045	118,821
		571,141
	Pipelines - 1.3%
	Energy Transfer L.P.
187,000	5.30%, 04/01/2044	171,050
175,000	5.55%, 02/15/2028	177,840
135,000	5.75%, 02/15/2033	138,623
	Enterprise Products Operating LLC
50,000	2.80%, 01/31/2030	44,221
153,000	4.80%, 02/01/2049	140,951
214,000	5.35%, 01/31/2033	221,919
	MPLX L.P.
39,000	4.13%, 03/01/2027	37,756
180,000	4.95%, 09/01/2032	176,757
35,000	4.95%, 03/14/2052	30,829
55,000	5.20%, 03/01/2047	50,467
62,000	5.20%, 12/01/2047	56,301
	ONEOK, Inc.
170,000	3.10%, 03/15/2030	149,182
35,000	3.40%, 09/01/2029	31,308
80,000	4.55%, 07/15/2028	77,906
80,000	6.10%, 11/15/2032	83,919
42,000	6.35%, 01/15/2031	44,527
	Plains All American Pipeline L.P. / PAA Finance Corp.
60,000	3.55%, 12/15/2029	53,724
105,000	3.80%, 09/15/2030	95,182
	Sabine Pass Liquefaction LLC
45,000	4.20%, 03/15/2028	43,405
117,000	4.50%, 05/15/2030	113,308
	Targa Resources Corp.
5,000	4.20%, 02/01/2033	4,519
170,000	5.20%, 07/01/2027	170,671
120,000	6.13%, 03/15/2033	124,854
340,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	296,802
	TransCanada PipeLines Ltd.
185,000	2.50%, 10/12/2031	153,468
123,000	4.10%, 04/15/2030	116,938
2,000	4.75%, 05/15/2038	1,893
95,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	85,428
	Williams Cos., Inc.
100,000	2.60%, 03/15/2031	84,428
220,000	4.65%, 08/15/2032	214,121
		3,192,297
	Real Estate Investment Trusts - 0.2%
195,000	American Tower Corp. 3.65%, 03/15/2027	184,972

The accompanying notes are an integral part of these financial statements.
19

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Real Estate Investment Trusts - 0.2% - (continued)
	VICI Properties L.P.
$ 180,000	4.95%, 02/15/2030	$ 173,948
230,000	5.13%, 05/15/2032	220,018
		578,938
	Retail - 0.3%
	Lowe's Cos., Inc.
40,000	3.75%, 04/01/2032	37,001
110,000	5.63%, 04/15/2053	112,866
302,000	McDonald's Corp. 3.63%, 09/01/2049	246,021
240,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	238,873
		634,761
	Semiconductors - 0.7%
	Broadcom, Inc.
97,000	3.14%, 11/15/2035(1)	74,993
328,000	3.19%, 11/15/2036(1)	249,856
360,000	3.42%, 04/15/2033(1)	301,130
92,000	3.47%, 04/15/2034(1)	76,105
	Intel Corp.
25,000	3.05%, 08/12/2051	17,203
159,000	3.25%, 11/15/2049	114,373
85,000	4.15%, 08/05/2032	81,030
205,000	4.90%, 08/05/2052	192,565
160,000	Marvell Technology, Inc. 2.95%, 04/15/2031	134,957
215,000	NVIDIA Corp. 3.50%, 04/01/2040	186,146
264,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 06/18/2029	253,375
		1,681,733
	Software - 0.5%
	Oracle Corp.
419,000	3.60%, 04/01/2040	330,861
67,000	3.80%, 11/15/2037	56,100
575,000	5.38%, 07/15/2040	560,201
281,000	6.15%, 11/09/2029	299,964
		1,247,126
	Telecommunications - 0.5%
	AT&T, Inc.
225,000	3.50%, 06/01/2041	180,039
29,000	3.55%, 09/15/2055	21,108
325,000	3.65%, 06/01/2051	248,381
49,000	3.65%, 09/15/2059	35,662
101,000	3.80%, 12/01/2057	76,164
72,000	Rogers Communications, Inc. 4.55%, 03/15/2052(1)	60,154
	T-Mobile USA, Inc.
55,000	2.05%, 02/15/2028	48,345
125,000	3.00%, 02/15/2041	92,750
120,000	5.20%, 01/15/2033	122,099
	Verizon Communications, Inc.
300,000	2.36%, 03/15/2032	246,381
105,000	2.65%, 11/20/2040	75,541
35,000	2.85%, 09/03/2041	25,814
50,000	3.85%, 11/01/2042	42,301
20,000	4.00%, 03/22/2050	16,797
		1,291,536
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.8% - (continued)
	Trucking & Leasing - 0.2%
$ 455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	$ 429,542
195,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.40%, 07/01/2027(1)	189,869
		619,411
	Total Corporate Bonds (cost $61,976,237)	$ 56,181,059
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Bermuda - 0.1%
400,000	Bermuda Government International Bond 2.38%, 08/20/2030(7)	$ 342,000
	Hungary - 0.1%
255,000	Hungary Government International Bond 5.25%, 06/16/2029(1)	250,920
	Mexico - 0.3%
	Mexico Government International Bond
200,000	4.28%, 08/14/2041	163,926
230,000	4.75%, 03/08/2044	196,206
255,000	4.88%, 05/19/2033	244,771
		604,903
	Panama - 0.3%
	Panama Government International Bond
400,000	3.87%, 07/23/2060	267,381
650,000	4.50%, 04/16/2050	508,858
		776,239
	Philippines - 0.1%
200,000	Philippine Government International Bond 5.00%, 07/17/2033	203,218
	Romania - 0.3%
	Romanian Government International Bond
312,000	3.00%, 02/27/2027(1)	282,369
466,000	3.00%, 02/14/2031(7)	383,085
		665,454
	Saudi Arabia - 0.1%
215,000	Saudi Government International Bond 4.88%, 07/18/2033(1)	218,763
	United Arab Emirates - 0.1%
390,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(7)	326,461
	Total Foreign Government Obligations (cost $4,126,633)	$ 3,387,958
MUNICIPAL BONDS - 0.8%
	Airport - 0.1%
205,000	Dallas, TX, Fort Worth International Airport Rev 4.51%, 11/01/2051	$ 195,376
	Development - 0.1%
390,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	381,499
	General - 0.3%
340,000	Commonwealth of Massachusetts 4.11%, 07/15/2031	335,957
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	51,686
55,000	3.07%, 02/15/2028	51,128

The accompanying notes are an integral part of these financial statements.
20

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	General - 0.3% - (continued)
$ 65,000	Dist of Columbia Rev 3.43%, 04/01/2042	$ 51,347
230,000	Florida State Board of Administration Finance Corp., Rev 1.26%, 07/01/2025	212,307
		702,425
	General Obligation - 0.1%
180,000	State of California, GO Taxable 7.30%, 10/01/2039	229,372
	Higher Education - 0.0%
	Marshall University, WV, (AGM Insured)
10,000	2.91%, 05/01/2026	9,470
10,000	3.63%, 05/01/2034	8,868
		18,338
	Transportation - 0.2%
40,000	Chicago, IL, Transit Auth Rev 3.91%, 12/01/2040	35,404
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	14,960
40,000	5.18%, 11/15/2049	36,897
115,000	6.81%, 11/15/2040	126,836
85,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	74,562
205,000	Port Auth of New York & New Jersey Rev 1.09%, 07/01/2023	201,892
		490,551
	Total Municipal Bonds (cost $2,204,956)	$ 2,017,561
U.S. GOVERNMENT AGENCIES - 34.7%
	Mortgage-Backed Agencies - 34.7%
	FHLMC - 4.3%
229,149	0.88%, 11/25/2030(3)(4)	$ 12,005
1,408,839	1.12%, 06/25/2030(3)(4)	91,234
13,440	1.13%, 12/15/2027	12,598
98,452	1.13%, 01/25/2030(3)(4)	5,982
15,460	1.25%, 12/15/2027	14,511
1,537,074	1.38%, 06/25/2030(3)(4)	120,752
1,096,253	1.43%, 05/25/2030(3)(4)	89,573
1,227,535	1.57%, 05/25/2030(3)(4)	109,093
174,324	1.70%, 04/25/2030(3)(4)	16,057
497,341	2.00%, 07/25/2050	433,581
230,090	2.00%, 10/01/2051	193,972
2,363,647	2.00%, 12/01/2051	1,992,630
7,946,299	2.00%, 01/01/2052	6,696,428
22,016	2.50%, 12/15/2042	20,242
989,997	2.50%, 09/01/2051	869,002
		10,677,660
	FNMA - 5.0%
62,016	1.25%, 02/25/2028	58,041
14,136	1.50%, 09/25/2027	13,323
145,659	2.00%, 10/01/2051	122,817
504,289	2.00%, 11/01/2051	424,745
5,875,972	2.00%, 04/01/2052	4,942,973
971,012	2.50%, 02/01/2052	849,731
1,275,895	2.50%, 05/01/2052	1,116,075
1,048,191	2.50%, 06/01/2052	916,263
983,807	2.50%, 07/01/2052	859,970
822,513	2.50%, 08/01/2052	718,975
282,000	3.00%, 12/25/2045	244,722
419,326	3.00%, 10/25/2046	385,029
313,000	3.00%, 03/25/2047	270,841
204,664	3.00%, 03/01/2050	187,816
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 34.7% - (continued)
	Mortgage-Backed Agencies - 34.7% - (continued)
	FNMA - 5.0% - (continued)
$ 493,623	3.50%, 11/25/2042	$ 466,430
735,000	4.50%, 12/25/2041	743,814
		12,321,565
	GNMA - 7.2%
2,300,000	2.00%, 02/21/2053	1,986,625
5,875,000	2.50%, 02/21/2053(8)	5,234,717
4,700,000	3.00%, 02/21/2053(8)	4,313,987
3,375,000	3.50%, 02/21/2053	3,189,705
3,000,000	4.00%, 02/21/2053	2,911,523
		17,636,557
	UMBS - 18.2%
2,600,000	1.50%, 02/15/2038	2,301,406
300,000	1.50%, 02/15/2053(8)	239,496
1,050,000	2.00%, 02/15/2053(8)	882,861
1,300,000	2.50%, 02/15/2038	1,214,738
6,172,000	2.50%, 02/15/2053(8)	5,393,750
750,000	3.00%, 02/15/2038	718,623
1,975,000	3.00%, 02/15/2053(8)	1,791,499
4,600,000	3.50%, 02/15/2053(8)	4,310,973
3,450,000	4.00%, 02/15/2053(8)	3,327,229
24,847,000	4.50%, 02/15/2053(8)	24,514,111
		44,694,686
	Total U.S. Government Agencies (cost $86,025,671)	$ 85,330,468
U.S. GOVERNMENT SECURITIES - 42.7%
	U.S. Treasury Securities - 42.7%
	U.S. Treasury Bonds - 12.3%
431,009	0.13%, 02/15/2052(9)	$ 296,074
399,517	0.25%, 02/15/2050(9)	287,648
1,452,000	1.13%, 08/15/2040	959,511
1,570,000	1.25%, 05/15/2050	914,218
1,495,000	1.38%, 11/15/2040	1,030,499
1,010,000	1.38%, 08/15/2050	606,907
2,455,000	1.63%, 11/15/2050	1,574,461
630,000	2.00%, 02/15/2050	446,266
528,000	2.38%, 11/15/2049(10)	407,179
1,935,000	2.88%, 05/15/2052	1,654,425
7,170,000	3.00%, 02/15/2047	6,263,387
1,525,000	3.00%, 02/15/2048	1,333,005
2,390,000	3.00%, 08/15/2052	2,098,345
2,095,000	3.13%, 02/15/2043	1,892,783
400,000	3.13%, 05/15/2048	357,891
1,780,000	3.38%, 08/15/2042	1,676,259
1,840,000	3.63%, 02/15/2044	1,787,819
1,464,000	3.75%, 11/15/2043	1,451,190
275,000	3.88%, 08/15/2040	282,058
2,285,000	4.00%, 11/15/2042	2,352,122
2,330,000	4.00%, 11/15/2052	2,472,349
		30,144,396
	U.S. Treasury Notes - 30.4%
2,240,527	0.25%, 07/15/2029(9)	2,095,855
13,515,000	0.38%, 11/30/2025	12,235,299
4,545,000	0.50%, 02/28/2026	4,101,507
5,260,000	0.50%, 04/30/2027	4,602,500
3,314,872	0.63%, 07/15/2032(9)	3,128,022
1,345,000	0.75%, 04/30/2026	1,218,276
1,891,766	0.75%, 07/15/2028(9)	1,832,814
2,725,000	1.13%, 08/31/2028	2,380,649
3,218,325	1.13%, 01/15/2033(9)	3,171,748
2,042,000	1.50%, 01/31/2027	1,872,578

The accompanying notes are an integral part of these financial statements.
21

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 42.7% - (continued)
	U.S. Treasury Securities - 42.7% - (continued)
	U.S. Treasury Notes - 30.4% - (continued)
$ 7,425,000	1.75%, 01/31/2029		$ 6,677,859
455,000	2.75%, 05/31/2029		432,641
4,565,000	2.75%, 08/15/2032		4,283,254
1,840,000	2.88%, 06/15/2025		1,790,766
14,785,000	2.88%, 05/15/2028(10)(11)		14,226,520
1,835,000	2.88%, 05/15/2032		1,742,677
455,000	3.25%, 06/30/2029		445,278
8,545,000	4.13%, 09/30/2027		8,704,217
			74,942,460
	Total U.S. Government Securities (cost $118,342,530)		$ 105,086,856
	Total Long-Term Investments (cost $330,739,621)		$ 305,401,549
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
557,836	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $557,902; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $569,052		$ 557,836
	Total Short-Term Investments (cost $557,836)		$ 557,836
	Total Investments (cost $331,297,457)	124.3%	$ 305,959,385
	Other Assets and Liabilities	(24.3)%	(59,739,393)
	Total Net Assets	100.0%	$ 246,219,992
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $55,852,231, representing 22.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $45,000 at January 31, 2023.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $1,051,546, representing 0.4% of net assets.
(8)	Represents or includes a TBA transaction.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $1,273,183.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2023, the market value of securities pledged was $663,936.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury Long Bond Future	8	03/22/2023	$ 1,039,000	$ (9,640)
Short position contracts:
U.S. Treasury 2-Year Note Future	59	03/31/2023	$ 12,133,258	$ (25,434)
U.S. Treasury 5-Year Note Future	299	03/31/2023	32,663,414	(307,540)
U.S. Treasury 10-Year Note Future	60	03/22/2023	6,870,938	(92,399)
U.S. Treasury 10-Year Ultra Future	64	03/22/2023	7,757,000	(144,194)
U.S. Treasury Ultra Bond Future	23	03/22/2023	3,260,250	(145,049)
Total				$ (714,616)
Total futures contracts				$ (724,256)

The accompanying notes are an integral part of these financial statements.
22

Hartford Core Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.IG.S39	USD	5,415,000	1.00%	12/20/2027	Quarterly	$ 72,992	$ 66,984	$ (6,008)
Total centrally cleared credit default swap contracts						$ 72,992	$ 66,984	$ (6,008)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	$ 4,478	$ —	$ 7,423	$ 2,945
2.97% Fixed	12 Mo. USD SOFR	USD	2,590,000	03/15/2053	Annual	7,832	—	5,518	(2,314)
Total centrally cleared interest rate swaps contracts						$ 12,310	$ —	$ 12,941	$ 631
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 53,397,647	$ —	$ 53,397,647	$ —
Corporate Bonds	56,181,059	—	56,181,059	—
Foreign Government Obligations	3,387,958	—	3,387,958	—
Municipal Bonds	2,017,561	—	2,017,561	—
U.S. Government Agencies	85,330,468	—	85,330,468	—
U.S. Government Securities	105,086,856	—	105,086,856	—
Short-Term Investments	557,836	—	557,836	—
Swaps - Interest Rate(2)	2,945	—	2,945	—
Total	$ 305,962,330	$ —	$ 305,962,330	$ —
Liabilities
Futures Contracts(2)	$ (724,256)	$ (724,256)	$ —	$ —
Swaps - Interest Rate(2)	(2,314)	—	(2,314)	—
Swaps - Credit Default(2)	(6,008)	—	(6,008)	—
Total	$ (732,578)	$ (724,256)	$ (8,322)	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
23

Hartford Large Cap Growth ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Automobiles & Components - 2.8%
8,759	Tesla, Inc.*	$ 1,517,234
7,091	Thor Industries, Inc.	675,985
		2,193,219
	Capital Goods - 3.0%
22,571	Johnson Controls International plc	1,570,265
5,445	Middleby Corp.*	846,425
		2,416,690
	Commercial & Professional Services - 1.5%
15,825	CoStar Group, Inc.*	1,232,767
	Consumer Durables & Apparel - 1.5%
3,953	Lululemon Athletica, Inc.*	1,213,097
	Consumer Services - 7.4%
7,978	Airbnb, Inc. Class A*	886,436
17,297	Aramark	770,235
458	Booking Holdings, Inc.*	1,114,818
4,193	Domino's Pizza, Inc.	1,480,129
48,473	DraftKings, Inc. Class A*	726,610
15,885	Las Vegas Sands Corp.*	937,215
		5,915,443
	Diversified Financials - 2.6%
3,120	CME Group, Inc.	551,179
20,762	Tradeweb Markets, Inc. Class A	1,547,600
		2,098,779
	Energy - 1.8%
4,093	Cheniere Energy, Inc.	625,369
5,942	EOG Resources, Inc.	785,830
		1,411,199
	Food, Beverage & Tobacco - 1.1%
8,533	Monster Beverage Corp.*	888,115
	Health Care Equipment & Services - 9.3%
8,293	DexCom, Inc.*	888,097
8,626	Hologic, Inc.*	701,898
2,862	Humana, Inc.	1,464,485
6,400	Insulet Corp.*	1,838,848
5,193	Intuitive Surgical, Inc.*	1,275,868
7,223	Veeva Systems, Inc. Class A*	1,231,883
		7,401,079
	Materials - 1.8%
5,058	Albemarle Corp.	1,423,574
	Media & Entertainment - 11.4%
33,921	Alphabet, Inc. Class A*	3,352,752
11,976	Meta Platforms, Inc. Class A*	1,784,065
3,068	Netflix, Inc.*	1,085,642
6,005	Take-Two Interactive Software, Inc.*	679,946
12,980	Walt Disney Co.*	1,408,200
26,517	ZoomInfo Technologies, Inc. Class A*	748,575
		9,059,180
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
10,747	Agilent Technologies, Inc.	1,634,404
6,784	Eli Lilly & Co.	2,334,714
13,970	Exact Sciences Corp.*	943,254
2,577	United Therapeutics Corp.*	678,189
		5,590,561
	Retailing - 10.1%
50,557	Amazon.com, Inc.*	5,213,943
2,294	Etsy, Inc.*	315,609
6,949	Ross Stores, Inc.	821,302
3,355	Ulta Beauty, Inc.*	1,724,336
		8,075,190
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	Semiconductors & Semiconductor Equipment - 6.0%
4,675	First Solar, Inc.*		$ 830,280
15,580	NVIDIA Corp.		3,043,864
2,914	SolarEdge Technologies, Inc.*		929,945
			4,804,089
	Software & Services - 18.6%
17,962	Block, Inc.*		1,467,855
11,428	DocuSign, Inc.*		692,994
6,211	Mastercard, Inc. Class A		2,301,797
16,955	Microsoft Corp.		4,201,618
10,866	Okta, Inc.*		799,846
4,753	Paycom Software, Inc.*		1,539,687
10,185	salesforce.com, Inc.*		1,710,774
11,853	Workday, Inc. Class A*		2,150,490
			14,865,061
	Technology Hardware & Equipment - 10.3%
37,088	Apple, Inc.		5,351,427
16,216	Arista Networks, Inc.*		2,043,540
33,473	Flex Ltd.*		781,595
			8,176,562
	Total Common Stocks (cost $77,955,644)		$ 76,764,605
EXCHANGE-TRADED FUNDS - 2.5%
	Other Investment Pools & Funds - 2.5%
8,350	iShares Russell 1000 Growth ETF		$ 1,937,868
	Total Exchange-Traded Funds (cost $1,802,870)		$ 1,937,868
	Total Long-Term Investments (cost $79,758,514)		$ 78,702,473
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 181,359	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $181,381; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $185,029		$ 181,359
	Total Short-Term Investments (cost $181,359)		$ 181,359
	Total Investments (cost $79,939,873)	98.9%	$ 78,883,832
	Other Assets and Liabilities	1.1%	906,011
	Total Net Assets	100.0%	$ 79,789,843
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
24

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 2,193,219	$ 2,193,219	$ —	$ —
Capital Goods	2,416,690	2,416,690	—	—
Commercial & Professional Services	1,232,767	1,232,767	—	—
Consumer Durables & Apparel	1,213,097	1,213,097	—	—
Consumer Services	5,915,443	5,915,443	—	—
Diversified Financials	2,098,779	2,098,779	—	—
Energy	1,411,199	1,411,199	—	—
Food, Beverage & Tobacco	888,115	888,115	—	—
Health Care Equipment & Services	7,401,079	7,401,079	—	—
Materials	1,423,574	1,423,574	—	—
Media & Entertainment	9,059,180	9,059,180	—	—
Pharmaceuticals, Biotechnology & Life Sciences	5,590,561	5,590,561	—	—
Retailing	8,075,190	8,075,190	—	—
Semiconductors & Semiconductor Equipment	4,804,089	4,804,089	—	—
Software & Services	14,865,061	14,865,061	—	—
Technology Hardware & Equipment	8,176,562	8,176,562	—	—
Exchange-Traded Funds	1,937,868	1,937,868	—	—
Short-Term Investments	181,359	—	181,359	—
Total	$ 78,883,832	$ 78,702,473	$ 181,359	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
25

Hartford Municipal Opportunities ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7%
	Alabama - 2.6%
	Black Belt Energy Gas Dist, AL, Rev
$ 2,000,000	5.25%, 12/01/2027	$ 2,123,654
1,335,000	5.25%, 02/01/2053	1,431,801
100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	106,755
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024	92,651
2,000,000	Lower Alabama Gas Dist, Rev 5.00%, 09/01/2028	2,123,054
415,000	Southeast Energy Auth, AL, Cooperative Dist Rev 5.50%, 01/01/2053(1)	451,781
1,590,000	State of Alabama Docks Department Rev, (AGM Insured) 5.00%, 10/01/2026	1,702,328
665,000	State of Alabama, Troy University Rev, (BAM Insured) 5.00%, 11/01/2023	677,313
		8,709,337
	Alaska - 0.4%
1,225,000	Northern, AK, Tobacco Securitization Corp. Rev 4.00%, 06/01/2039	1,197,667
	Arizona - 2.4%
6,000,000	Arizona Industrial Dev Auth Rev 1.20%, 02/01/2048	6,000,000
500,000	City of Phoenix, AZ, Civic Improvement Corp. Rev 5.00%, 07/01/2037	541,051
	Maricopa County, AZ, Industrial Dev Auth Rev
600,000	4.00%, 09/01/2037	611,613
230,000	4.00%, 10/15/2047(2)	194,390
195,000	5.00%, 09/01/2031	218,445
480,000	Tempe, AZ, Industrial Dev Auth Rev 1.13%, 12/01/2026	418,628
		7,984,127
	California - 7.0%
1,500,000	ABAG Finance Auth for Nonprofit Corps., CA, Rev 5.00%, 08/01/2043	1,510,009
205,000	Alameda County Oakland, CA, Unified School Dist, GO, (AGM Insured) 4.00%, 08/01/2034	215,918
795,000	Bay Area Toll Auth, CA, Rev 1.96%, 04/01/2056(1)(3)	772,920
755,000	California Community Choice Financing Auth Rev 5.00%, 12/01/2053	806,071
205,000	California Enterprise Dev Auth Rev 5.00%, 08/01/2045	211,330
	California Municipal Finance Auth Rev, (BAM Insured)
180,000	4.00%, 05/15/2034	187,024
600,000	4.00%, 05/15/2037	605,393
245,000	California Public Finance Auth Rev 2.38%, 11/15/2028(2)	230,670
835,000	California State University Rev 0.55%, 11/01/2049(1)	745,403
	California State, GO Taxable
1,500,000	1.05%, 05/01/2040(1)	1,500,000
185,000	4.00%, 11/01/2041	186,606
185,000	Cathedral City, CA, Redev Successor Agency, (BAM Insured) 4.00%, 08/01/2032	200,148
	City of Fontana, CA,
500,000	4.00%, 09/01/2041	473,106
450,000	4.00%, 09/01/2046	409,060
525,000	4.00%, 09/01/2051	465,759
800,000	City of Los Angeles, CA, Department of Airports Rev 4.00%, 05/15/2036	811,160
110,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2030	122,845
150,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2032(4)	109,084
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	California - 7.0% - (continued)
	Golden State Tobacco Securitization Corp., CA, Rev
$ 5,670,000	0.00%, 06/01/2066(4)	$ 713,883
500,000	5.00%, 06/01/2032	575,614
2,000,000	Los Angeles, CA, Department of Water & Power Rev 5.00%, 07/01/2025	2,135,566
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	103,219
5,000,000	San Diego County, CA, Regional Transportation Commission Rev 1.05%, 04/01/2038(1)	5,000,000
	San Francisco, CA, City & County Airport Comm-San Francisco International Airport Rev
345,000	4.00%, 05/01/2039	340,591
265,000	5.00%, 05/01/2050	275,372
	San Joaquin Hills, CA, Transportation Corridor Agency Rev, (NATL Insured)
80,000	0.00%, 01/15/2026(4)	72,932
215,000	0.00%, 01/15/2032(4)	155,460
70,000	0.00%, 01/15/2035(4)	43,992
1,760,000	4.00%, 01/15/2034	1,871,370
	University of California Rev
1,150,000	5.00%, 05/15/2032	1,427,002
595,000	5.00%, 05/15/2036	707,277
		22,984,784
	Colorado - 3.5%
1,970,000	City & County of Denver, CO, Airport System Rev 5.50%, 11/15/2032	2,392,819
	Colorado Health Facs Auth Rev
105,000	4.00%, 12/01/2040	94,693
875,000	5.00%, 11/01/2033	991,852
835,000	5.00%, 08/01/2044	869,256
875,000	Colorado Housing and Finance Auth Rev, (GNMA Insured) 3.00%, 05/01/2051	862,795
2,815,000	Colorado School of Mines Rev, (AGM Insured) 5.25%, 12/01/2052	3,100,655
160,000	Denver, CO, Convention Center Hotel Auth Rev 5.00%, 12/01/2031	166,707
365,000	E-470 Public Highway, CO, Auth Rev 3.23%, 09/01/2039, 3 mo. USD SOFR + 0.350%(3)	363,441
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,156,609
300,000	Public Auth for Colorado Energy Rev 6.50%, 11/15/2038	371,659
	Regional, CO, Transportation Dist Rev
400,000	5.00%, 07/15/2029	437,312
500,000	5.00%, 01/15/2030	549,528
100,000	5.00%, 07/15/2032	110,742
195,000	University of Colorado, Rev 2.00%, 06/01/2051(1)	191,071
		11,659,139
	Connecticut - 3.1%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	111,607
	Connecticut Housing Finance Auth Rev
5,400,000	1.49%, 11/15/2050(1)	5,400,000
550,000	4.25%, 05/15/2042	558,322
	Connecticut State Health & Educational Facs Auth Rev
1,060,000	1.10%, 07/01/2049(1)	1,012,032
470,000	5.00%, 07/01/2030	536,712
315,000	5.00%, 07/01/2031	362,982
	State of Connecticut, GO
845,000	3.00%, 06/01/2038	776,459
380,000	5.00%, 11/15/2025	408,185
500,000	5.00%, 04/15/2029	553,903
325,000	5.00%, 09/15/2032	393,128
		10,113,330

The accompanying notes are an integral part of these financial statements.
26

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Delaware - 0.1%
$ 200,000	Delaware River & Bay Auth Rev 5.00%, 01/01/2037	$ 231,151
	District of Columbia - 0.4%
	Dist of Columbia Rev
250,000	5.00%, 07/01/2037	232,710
455,000	5.00%, 07/01/2042	409,473
500,000	Metropolitan Washington, DC, Airports Auth, Dulles Toll Road Rev. 5.00%, 10/01/2033	556,812
		1,198,995
	Florida - 5.0%
500,000	Alachua County, FL, School Board, (AGM Insured) 5.00%, 07/01/2028	560,081
270,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	260,482
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	191,041
125,000	City of Atlantic Beach, FL, Health Care Facs Auth Rev 5.00%, 11/15/2043	122,771
400,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	340,316
280,000	City of Tampa, FL, Rev 4.00%, 07/01/2038	283,828
5,555,000	City of West Palm Beach, FL, Utility System Rev, (AGC Insured) 1.73%, 10/01/2038(1)	5,555,000
445,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2045	422,840
1,000,000	Greater Orlando, FL, Aviation Auth Rev 5.00%, 10/01/2037	1,054,496
	Miami-Dade County, FL, Aviation Rev
1,500,000	5.00%, 10/01/2033	1,540,524
1,085,000	5.00%, 10/01/2035(5)	1,207,459
200,000	5.00%, 10/01/2036(5)	220,556
680,000	Orange County, FL, Convention Center/Orlando Rev 5.00%, 10/01/2024	708,487
475,000	Orange County, FL, Health Facs Auth Rev 5.00%, 10/01/2037(5)	530,075
950,000	Orlando, FL, Utilities Commission Rev 1.25%, 10/01/2046(1)	826,322
	Polk County, FL, Industrial Dev Auth Rev
510,000	5.00%, 01/01/2029	512,845
190,000	5.00%, 01/01/2055	168,260
35,000	Putnam County, FL, Dev Auth Rev 5.00%, 03/15/2042	38,012
500,000	Seminole County, FL, Industrial Dev Auth Rev 3.75%, 11/15/2025	472,593
155,000	Village Community, FL, Dev Dist No. 13 2.55%, 05/01/2031	133,972
1,245,000	Village Community, FL, Dev Dist No. 14 5.13%, 05/01/2037	1,255,019
		16,404,979
	Georgia - 4.1%
100,000	Appling County, GA, Dev Auth Rev 1.50%, 01/01/2038(1)	95,391
	Burke County, GA, Dev Auth Rev
400,000	1.50%, 01/01/2040(1)	381,563
200,000	3.00%, 11/01/2045(1)	200,000
	Main Street Natural Gas, Inc., GA, Rev
560,000	4.00%, 12/01/2023	563,277
2,950,000	4.00%, 05/01/2052	2,955,781
3,000,000	4.00%, 07/01/2052(1)	3,057,661
200,000	5.50%, 09/15/2023	202,444
	Municipal Electric Auth, GA, Rev, (AGM Insured)
840,000	4.00%, 01/01/2041	841,613
1,000,000	5.00%, 01/01/2028	1,071,688
1,000,000	5.00%, 07/01/2048	1,066,135
520,000	5.00%, 07/01/2052	541,327
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Georgia - 4.1% - (continued)
$ 215,000	5.00%, 01/01/2056	$ 220,321
2,300,000	State of Georgia, GO 5.00%, 08/01/2024	2,391,644
		13,588,845
	Hawaii - 0.0%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	109,333
	Idaho - 0.2%
820,000	Idaho Health Facs Auth Rev 4.00%, 03/01/2046	787,874
	Illinois - 7.5%
	Chicago, IL, Board of Education, GO, (NATL Insured)
105,000	0.00%, 12/01/2023(4)	102,138
110,000	0.00%, 12/01/2026(4)	96,355
380,000	4.00%, 12/01/2047	333,307
250,000	5.00%, 12/01/2024	255,600
500,000	5.00%, 12/01/2028	527,610
1,000,000	5.00%, 12/01/2032	1,061,083
400,000	5.00%, 12/01/2046	398,449
250,000	Chicago, IL, Board of Education, Rev 5.00%, 04/01/2033	259,648
	Chicago, IL, O'Hare International Airport Rev
650,000	4.50%, 01/01/2048	654,371
255,000	5.00%, 01/01/2032	294,824
	Chicago, IL, Transit Auth Rev
445,000	5.00%, 06/01/2024	458,026
275,000	5.00%, 12/01/2045	289,956
	City of Chicago, IL, GO, (NATL Insured)
500,000	0.00%, 01/01/2026(4)	453,316
400,000	5.00%, 01/01/2024	404,906
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	91,693
90,000	5.50%, 01/01/2030	99,063
1,385,000	City of Granite, IL, Rev 1.25%, 05/01/2027	1,227,548
265,000	Cook County, IL, GO 5.00%, 11/15/2032	305,571
335,000	Cook County, IL, Sales Tax Rev 5.00%, 11/15/2030	386,912
640,000	Illinois Finance Auth Rev 4.00%, 07/15/2039	656,243
1,155,000	Illinois Housing Dev Auth Rev 1.90%, 08/01/2023	1,149,996
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	273,240
150,000	5.00%, 11/15/2045	151,312
305,000	5.00%, 05/15/2050(1)	312,878
320,000	Illinois State Toll Highway Auth, Taxable Rev 4.00%, 01/01/2040	326,104
625,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO, (AGM Insured) 5.00%, 12/01/2025	668,259
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO 5.00%, 01/01/2032	108,820
	Kendall Kane & Will Counties, IL, Unified School Dist, GO, (AGM Insured)
150,000	0.00%, 02/01/2027(4)	133,564
515,000	5.00%, 02/01/2025	539,660
	Metropolitan Pier & Exposition Auth, IL, Rev, (NATL Insured)
205,000	0.00%, 12/15/2025(4)	186,952
595,000	4.00%, 12/15/2042	556,527
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	155,209
685,000	6.00%, 07/01/2024	706,806
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	787,032
1,785,000	5.00%, 01/01/2026	1,905,351
115,000	5.00%, 06/15/2027	120,558

The accompanying notes are an integral part of these financial statements.
27

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Illinois - 7.5% - (continued)
$ 500,000	5.00%, 01/01/2029	$ 550,668
550,000	5.00%, 01/01/2030	625,277
1,830,000	5.00%, 01/01/2037(5)	1,969,545
	State of Illinois, GO
450,000	5.00%, 12/01/2024	466,738
1,010,000	5.00%, 11/01/2025	1,062,905
300,000	5.00%, 11/01/2027	323,299
535,000	5.00%, 03/01/2029	582,604
505,000	5.00%, 10/01/2031	552,580
465,000	5.00%, 12/01/2034	490,398
325,000	5.00%, 03/01/2046	334,120
750,000	5.25%, 12/01/2030	806,959
550,000	5.50%, 03/01/2042	598,407
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	111,572
		24,913,959
	Indiana - 0.1%
271,715	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	247,324
195,000	Crown Point, IN, Multi School Building Corp. Rev 5.00%, 01/15/2029	223,790
		471,114
	Iowa - 3.2%
8,000,000	Iowa Finance Auth Rev 1.15%, 07/01/2041	8,000,000
	State of Iowa Finance Auth Rev
830,000	5.00%, 12/01/2023	843,993
350,000	5.00%, 12/01/2025	368,042
575,000	5.00%, 02/15/2027	623,093
830,000	State of Iowa Tobacco Settlement Auth Rev 4.00%, 06/01/2049	829,963
		10,665,091
	Kentucky - 0.1%
110,000	Kentucky Bond Dev Corp. Rev 5.00%, 09/01/2023	111,521
100,000	Kentucky Public Energy Auth Rev 4.00%, 01/01/2049(1)	99,991
		211,512
	Louisiana - 0.4%
325,000	East Baton Rouge, LA, Sewerage Commission Rev 1.30%, 02/01/2041(1)	286,716
305,000	Parish of St. John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	288,578
265,000	Regional Transportation Auth, LA, Sales Tax Rev, (AGM Insured) 5.00%, 01/01/2027	291,254
495,000	State of Louisiana Gasoline & Fuels Tax Rev 3.51%, 05/01/2043, 3 mo. USD SOFR + 0.500%(3)	484,789
		1,351,337
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth Rev, (AGM Insured) 4.00%, 07/01/2035	284,689
	Maryland - 0.2%
775,000	Maryland Community Dev Administration Rev 3.00%, 09/01/2051	761,169
	Massachusetts - 3.3%
1,230,000	Massachusetts Clean Water Trust Rev 5.00%, 02/01/2024	1,262,194
	Massachusetts Educational Financing Auth Rev
600,000	5.00%, 07/01/2024	617,023
1,000,000	5.00%, 01/01/2025	1,033,257
100,000	5.00%, 07/01/2026	106,258
110,000	5.00%, 07/01/2027	118,795
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Massachusetts - 3.3% - (continued)
	Massachusetts State Dev Finance Agency Rev
$ 405,000	2.26%, 07/01/2049(2)(3)	$ 399,490
3,500,000	4.00%, 07/15/2036	3,623,898
120,000	5.00%, 07/15/2023(2)	120,860
130,000	5.00%, 07/15/2024(2)	132,845
1,000,000	5.00%, 07/01/2025	1,053,509
680,000	5.00%, 07/01/2031	719,194
675,000	5.00%, 07/01/2034	725,272
350,000	5.00%, 07/01/2044	355,466
100,000	5.00%, 07/01/2048	102,917
380,000	5.00%, 10/01/2057(2)	361,972
		10,732,950
	Michigan - 1.2%
	Michigan Finance Auth Rev
1,250,000	4.00%, 11/15/2046	1,207,383
750,000	5.00%, 11/01/2032	847,804
	Michigan State Housing Dev Auth Rev
705,000	4.25%, 06/01/2049	716,504
425,000	4.25%, 12/01/2049	432,979
275,000	New Haven, MI, Community Schools, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	316,315
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	528,559
		4,049,544
	Minnesota - 0.9%
575,000	Duluth, MN, Independent School Dist No. 709, (SCP Insured) 5.00%, 02/01/2025	601,045
390,078	Freddie Mac Multifamily Certificates, MN, Rev 2.54%, 06/25/2037	325,691
750,000	Minnesota Higher Education Facs Auth Rev 3.00%, 10/01/2038	669,815
	Minnesota Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured)
515,000	5.05%, 07/01/2031	550,525
530,000	5.05%, 01/01/2032	567,920
200,000	St. Francis, MN, Independent School Dist No. 15, GO, (SCP Insured) 4.00%, 02/01/2030	200,000
		2,914,996
	Mississippi - 0.3%
1,000,000	State of Mississippi Rev 5.00%, 10/15/2029	1,114,969
	Missouri - 1.9%
400,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	441,369
	Health & Educational Facs Auth of the State of Missouri Rev
850,000	4.00%, 01/01/2050(1)	830,237
555,000	5.00%, 06/01/2032	658,182
510,000	Kansas City, MO, Industrial Dev Auth Rev 5.00%, 03/01/2032	559,784
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community Rev 5.25%, 05/15/2042	447,454
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
605,000	3.50%, 11/01/2050	605,766
1,745,000	4.25%, 05/01/2047	1,777,995
	St. Louis County, MO, Industrial Dev Auth Rev
445,000	4.00%, 12/15/2046	340,254
650,000	5.00%, 09/01/2028	662,965
		6,324,006
	Nebraska - 1.4%
1,500,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	1,519,102

The accompanying notes are an integral part of these financial statements.
28

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Nebraska - 1.4% - (continued)
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
$ 1,910,000	3.00%, 09/01/2050	$ 1,880,343
830,000	3.00%, 03/01/2052	814,949
300,000	Washington County, NE, Rev 0.90%, 09/01/2030(1)	286,539
		4,500,933
	Nevada - 1.5%
265,000	City of North Las Vegas, NV 4.50%, 06/01/2039	255,319
280,000	City of Reno, NV, Sales Tax Rev, (AGM Insured) 5.00%, 06/01/2033	310,603
55,000	City of Sparks, NV, Rev 2.50%, 06/15/2024(2)	53,653
2,850,000	Clark County, NV, Department of Aviation Rev 5.00%, 07/01/2026	3,037,890
250,000	Clark County, NV, Passenger Facs Charge Rev 5.00%, 07/01/2028	285,190
300,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2035	333,535
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	206,462
500,000	5.00%, 07/01/2034	561,320
		5,043,972
	New Hampshire - 0.5%
1,295,000	National Finance Auth, NH, Rev 4.00%, 12/01/2028	1,341,398
80,000	New Hampshire Business Finance Auth Rev 4.00%, 01/01/2041	69,064
215,000	New Hampshire Health and Education Facs Auth Rev 5.00%, 08/01/2059	234,618
		1,645,080
	New Jersey - 1.7%
	New Jersey Economic Dev Auth Rev
515,000	5.00%, 06/15/2023	519,324
755,000	5.00%, 11/01/2034	866,219
430,000	New Jersey Higher Education Student Assistance Auth Rev 5.00%, 12/01/2025	451,808
125,000	New Jersey Transportation Trust Fund Auth Rev 5.00%, 12/15/2023	127,424
	New Jersey Turnpike Auth Rev
250,000	4.00%, 01/01/2033	263,908
295,000	4.00%, 01/01/2042	297,781
385,000	5.00%, 01/01/2033	431,082
	Newark, NJ, Board of Education, GO
295,000	5.00%, 07/15/2024	304,806
325,000	5.00%, 07/15/2027	357,751
	State of New Jersey, GO
340,000	5.00%, 06/01/2025	360,586
1,000,000	5.00%, 06/01/2027	1,061,823
	Tobacco Settlement Financing Corp., NJ, Rev
340,000	5.00%, 06/01/2024	347,407
250,000	5.00%, 06/01/2029	270,210
		5,660,129
	New Mexico - 0.1%
155,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	131,189
55,000	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	55,583
		186,772
	New York - 13.0%
230,000	Brookhaven, NY, Local Dev Corp. Rev 1.63%, 11/01/2025	214,722
	City of New York, NY, GO
1,675,000	1.63%, 08/01/2044(1)	1,675,000
465,000	5.00%, 08/01/2026	509,857
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	New York - 13.0% - (continued)
$ 500,000	5.00%, 08/01/2028	$ 568,548
280,000	5.00%, 10/01/2033	342,046
530,000	5.00%, 04/01/2036	582,508
20,000	Huntington, NY, Local Dev Corp. Rev 3.00%, 07/01/2025	19,369
	Long Island, NY, Power Auth Rev
500,000	0.85%, 09/01/2050(1)	471,783
295,000	5.00%, 09/01/2033	334,831
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,059,786
265,000	5.00%, 11/15/2032	272,428
2,695,000	5.00%, 11/15/2033	2,734,701
1,000,000	5.00%, 11/15/2045(1)	1,092,319
575,000	5.00%, 11/15/2052	586,612
	New York City, NY, Industrial Dev Agency Rev, (AGM Insured)
670,000	3.00%, 01/01/2033	661,081
150,000	5.00%, 03/01/2030	172,098
500,000	New York City, NY, Municipal Water Finance Auth Rev 5.00%, 06/15/2040	549,753
	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev
500,000	4.00%, 05/01/2035	527,468
185,000	4.00%, 11/01/2035	194,036
580,000	4.00%, 11/01/2036	600,984
2,305,000	4.00%, 02/01/2038	2,361,705
1,000,000	4.00%, 11/01/2038	1,025,131
465,000	5.00%, 11/01/2033	551,082
570,000	5.00%, 05/01/2038	631,861
1,200,000	New York City, NY, Water & Sewer System Rev 3.00%, 06/15/2040	1,059,334
	New York Liberty Dev Corp. Rev
450,000	0.95%, 11/15/2027	390,317
405,000	3.00%, 02/15/2042	338,580
2,175,000	5.00%, 11/15/2044(2)	2,163,409
	New York State Dormitory Auth Rev
1,000,000	3.00%, 03/15/2041	857,176
1,650,000	4.00%, 03/15/2038	1,681,327
2,000,000	4.00%, 05/01/2039	2,010,955
675,000	4.00%, 03/15/2040	679,316
2,250,000	5.00%, 03/15/2036	2,308,150
105,000	5.00%, 05/01/2037	115,697
1,000,000	5.00%, 05/01/2052	1,055,133
	New York State Urban Dev Corp. Rev
2,000,000	4.00%, 03/15/2037	2,046,702
585,000	5.00%, 03/15/2023	586,842
515,000	5.00%, 03/15/2038	559,653
	New York Transportation Dev Corp. Rev
440,000	4.00%, 12/01/2038	421,693
130,000	5.00%, 12/01/2024	134,404
650,000	5.00%, 12/01/2030	718,915
195,000	5.00%, 12/01/2031	218,818
515,000	5.00%, 12/01/2032	576,981
	Port Auth of New York & New Jersey Rev
500,000	3.00%, 10/01/2027	502,315
185,000	4.00%, 07/15/2040	187,292
800,000	5.00%, 11/15/2035	834,999
835,000	5.00%, 01/15/2037	932,841
700,000	5.00%, 11/01/2038	755,316
1,300,000	State of New York Mortgage Agency 5.00%, 10/01/2048	1,386,063
390,000	Syracuse, NY, Industrial Dev Agency Rev 5.00%, 01/01/2031	314,973

The accompanying notes are an integral part of these financial statements.
29

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	New York - 13.0% - (continued)
$ 260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	$ 283,346
1,050,000	Westchester County, NY, Local Dev Rev 3.20%, 07/01/2028(2)	994,959
		42,855,215
	North Carolina - 0.8%
	North Carolina Medical Care Commission Retirement Facs Rev
515,000	2.88%, 10/01/2026	487,169
145,000	5.00%, 01/01/2039	131,502
210,000	5.00%, 01/01/2044	208,376
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
255,000	4.00%, 01/01/2025	249,439
1,455,000	4.00%, 09/01/2051	1,179,922
395,000	5.00%, 01/01/2038	398,807
		2,655,215
	Ohio - 3.9%
250,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2029	286,879
	American Municipal Power, Inc, OH, Rev
1,000,000	4.00%, 02/15/2036	1,038,467
1,000,000	4.00%, 02/15/2037	1,025,322
1,245,000	Buckeye, OH, Tobacco Settlement Finance Auth Rev 5.00%, 06/01/2055	1,187,129
100,000	Cleveland, OH, Department of Public Utilities Rev, (AGM Insured) 5.00%, 11/15/2030	112,764
845,000	Ohio Air Quality Dev Auth Rev 4.00%, 09/01/2030(1)	863,499
805,000	Ohio Higher Educational Facility Commission Rev 5.00%, 07/01/2035(5)	897,665
	Ohio Housing Finance Agency Rev
485,000	3.00%, 03/01/2052	477,897
2,000,000	5.75%, 03/01/2054	2,202,853
600,000	Southern Ohio Port Auth Rev 6.50%, 12/01/2030(2)	468,070
3,500,000	State of Ohio 5.00%, 03/01/2032	4,296,439
		12,856,984
	Oklahoma - 0.0%
	Oklahoma Dev Finance Auth Rev
30,000	5.25%, 08/15/2048	27,561
30,000	5.50%, 08/15/2057	28,752
		56,313
	Oregon - 1.8%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038	33,022
20,000	Marion County, OR, School Dist No. 15 North Marion, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	11,133
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10 JT Gresham-Barlow, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	59,926
	Port of Portland, OR, Airport Rev
270,000	5.00%, 07/01/2029	302,158
575,000	5.00%, 07/01/2030	649,647
1,000,000	5.00%, 07/01/2044	1,051,987
	Salem Hospital Facs Auth, OR, Rev
40,000	5.00%, 05/15/2038	40,052
30,000	5.00%, 05/15/2048	28,995
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Oregon - 1.8% - (continued)
$ 150,000	Salem-Keizer, OR, School Dist No. 24J, GO, (School Bond Guaranty Insured) 5.00%, 06/15/2023	$ 151,455
	State of Oregon Housing & Community Services Department Rev
60,000	4.50%, 01/01/2049	60,964
865,000	4.50%, 07/01/2049	879,827
	State of Oregon, GO
80,000	4.00%, 12/01/2048	80,641
2,065,000	5.00%, 06/01/2032	2,542,606
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	65,527
		5,957,940
	Pennsylvania - 2.0%
135,000	Armstrong, PA, School Dist, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	142,110
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	625,985
585,000	City of Philadelphia, PA, Hospital & Higher Education Facs Auth Rev, (AGM Insured) 5.00%, 07/01/2037	645,485
100,000	Commonwealth Finance Auth, PA, Rev 5.00%, 06/01/2027	109,421
265,000	Delaware Valley Regional Finance Auth, PA, Rev 5.75%, 07/01/2032	332,226
590,000	Erie, PA, City School Dist, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	659,999
345,000	Lancaster County, PA, Industrial Dev Auth Rev 4.00%, 07/01/2056	262,829
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	234,718
240,000	5.00%, 12/01/2044	248,691
100,000	5.00%, 12/01/2046	100,115
	Pennsylvania Higher Educational Facs Auth Rev
250,000	5.00%, 05/01/2025	262,976
750,000	5.00%, 05/01/2037	792,420
560,000	Pennsylvania Housing Finance Agency Rev 4.00%, 10/01/2038	560,170
150,000	Pennsylvania Turnpike Commission Rev 5.00%, 12/01/2030	168,170
610,000	Philadelphia, PA, School Dist, GO, (State Aid Withholding Insured) 5.00%, 09/01/2032	690,163
15,000	Pittsburgh, PA, Water & Sewer Auth Rev, (AGM Insured) 5.00%, 09/01/2034	17,044
280,000	School Dist of Philadelphia, GO, (NATL State Aid Withholding Insured) 5.00%, 06/01/2027	306,138
375,000	Wilkes-Barre Area, PA, School Dist, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	392,057
		6,550,717
	Puerto Rico - 1.9%
2,950,000	Commonwealth of Puerto Rico, GO 5.63%, 07/01/2027	3,089,805
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
193,000	0.00%, 07/01/2024(4)	181,668
3,119,000	0.00%, 07/01/2029(4)	2,333,718
625,000	5.00%, 07/01/2058	615,780
		6,220,971
	Rhode Island - 0.5%
445,000	Rhode Island Commerce Corp. Rev 5.00%, 05/15/2026	482,258

The accompanying notes are an integral part of these financial statements.
30

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Rhode Island - 0.5% - (continued)
	Rhode Island Student Loan Auth Rev
$ 400,000	5.00%, 12/01/2027	$ 436,003
765,000	5.00%, 12/01/2028	844,600
		1,762,861
	South Carolina - 0.7%
580,000	Piedmont, SC, Municipal Power Agency Rev 5.00%, 01/01/2025	603,676
410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	432,515
	South Carolina State Public Service Auth Rev
500,000	4.00%, 12/01/2034	511,215
625,000	4.00%, 12/01/2038	625,148
175,000	5.00%, 12/01/2025	185,977
		2,358,531
	South Dakota - 0.8%
	South Dakota Housing Dev Auth Rev
605,000	4.50%, 11/01/2048	618,190
290,000	6.00%, 05/01/2054(5)	323,939
1,785,000	South Dakota State Educational Enhancement Funding Corp. Rev 5.00%, 06/01/2026	1,799,698
		2,741,827
	Tennessee - 1.0%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	114,513
1,175,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facs Board Rev 5.00%, 07/01/2031	1,325,927
590,000	Metropolitan Nashville Airport Auth, TN, Rev 5.50%, 07/01/2040	667,897
	Tennessee Energy Acquisition Corp. Rev
300,000	5.00%, 02/01/2023	300,000
295,000	5.00%, 02/01/2025	300,402
590,000	5.00%, 02/01/2027	609,735
80,000	Tennessee Housing Dev Agency Rev 4.00%, 01/01/2049	80,819
		3,399,293
	Texas - 10.9%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
450,000	5.00%, 08/15/2037	515,421
805,000	5.00%, 08/15/2040	906,571
160,000	Austin, TX, Bergstrom Landhost Enterprises, Inc. Rev 5.00%, 10/01/2029	171,713
500,000	Brazos, TX, Higher Education Auth, Inc. Rev 5.00%, 04/01/2025	519,016
	Central Texas Regional Mobility Auth Rev
1,425,000	4.00%, 01/01/2035	1,497,889
505,000	4.00%, 01/01/2036	524,401
1,490,000	5.00%, 01/01/2046	1,618,774
	City of Austin, TX, Airport System Rev.
1,025,000	5.00%, 11/15/2032	1,182,881
500,000	5.00%, 11/15/2039	548,705
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	591,179
	City of Dallas, TX, Hotel Occupancy Tax Rev
1,525,000	4.00%, 08/15/2033	1,551,395
100,000	4.00%, 08/15/2034	101,352
1,135,000	City of Houston, TX, Combined Utility System Rev, (AGM Insured) 0.00%, 12/01/2024(4)	1,079,643
	City of Houston, TX, Hotel Occupancy Tax & Special Rev, (AGM-CR AMBAC Insured)
750,000	0.00%, 09/01/2025(4)	696,052
425,000	4.00%, 09/01/2026	446,050
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Texas - 10.9% - (continued)
	City of San Antonio, TX, Electric & Gas Systems Rev
$ 555,000	1.75%, 02/01/2049(1)	$ 534,214
770,000	5.00%, 02/01/2023	770,000
290,000	5.00%, 02/01/2035	340,687
425,000	Clear Creek, TX, Independent School Dist, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	404,434
1,000,000	Eagle Mountain & Saginaw Independent School, TX, Dist, GO, (PSF-GTD Insured) 5.00%, 08/15/2033	1,215,908
	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured)
1,000,000	5.00%, 02/15/2031	1,191,824
500,000	5.00%, 02/15/2033	602,400
1,305,000	Grand Parkway, TX, Transportation Corp. Rev 5.00%, 10/01/2052(1)	1,324,124
615,000	Harris County - Houston, TX, Sports Auth Rev 5.00%, 11/15/2033	631,642
400,000	Hidalgo County, TX, Regional Mobility Auth Rev 5.00%, 12/01/2030	430,236
100,000	Kerrville, TX, Health Facs Dev Corp. Rev 5.00%, 08/15/2024	103,064
675,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2038	752,058
	New Hope, TX, Cultural Education Facs Finance Corp. Rev
250,000	4.00%, 11/01/2055	189,653
500,000	5.00%, 11/01/2046	411,915
2,625,000	North East, TX, Independent School Dist GO, (PSF-GTD Insured) 2.00%, 08/01/2052(1)	2,612,479
3,000,000	North Texas Tollway Auth Rev 4.13%, 01/01/2040	3,044,460
1,250,000	Northside, TX, Independent School Dist GO, (PSF-GTD Insured) 2.00%, 06/01/2052(1)	1,194,634
2,000,000	San Antonio, TX, Water System Rev 1.00%, 05/01/2043(1)	1,814,022
3,270,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 6.25%, 12/15/2026	3,475,262
500,000	Texas Public Finance Auth Rev 4.00%, 02/01/2034	540,526
200,000	Texas Transportation Commission Rev 0.00%, 08/01/2038(4)	94,362
2,000,000	Texas Transportation Commission State Highway Fund Rev 0.43%, 04/01/2025	1,878,697
	Uptown, TX, Dev Auth
220,000	4.00%, 09/01/2032	219,836
250,000	4.00%, 09/01/2035	243,206
		35,970,685
	Utah - 1.4%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029	1,094,633
590,000	Salt Lake County, UT, Hospital Rev, (AMBAC Insured) 5.13%, 02/15/2033	617,137
1,500,000	Utah County, UT, Hosp Rev 5.00%, 05/15/2045	1,530,279
1,250,000	Utah Transit Auth Rev, (AGM Insured) 5.25%, 06/15/2029	1,452,015
		4,694,064
	Virginia - 1.8%
945,000	Halifax County, VA, Industrial Dev Auth Rev 1.65%, 12/01/2041(1)	918,247
750,000	Henrico County, VA, Economic Dev Auth Rev 5.00%, 10/01/2047	798,077
850,000	Virginia Commonwealth Transportation Board Rev 4.00%, 05/15/2030	869,267
	Virginia Small Business Financing Auth Rev
1,000,000	4.00%, 01/01/2033	1,022,386

The accompanying notes are an integral part of these financial statements.
31

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 98.7% - (continued)
	Virginia - 1.8% - (continued)
$ 1,100,000	4.00%, 07/01/2034	$ 1,114,731
835,000	5.00%, 07/01/2035	906,693
350,000	5.00%, 12/31/2047	363,407
		5,992,808
	Washington - 1.7%
500,000	King County, WA, School Dist No. 210 Federal Way GO, (School Board Guaranty Insured) 4.00%, 12/01/2036	517,302
1,500,000	Port of Seattle, WA, Rev 4.00%, 08/01/2040	1,477,573
	State of Washington, GO
1,105,000	4.00%, 07/01/2035	1,183,011
460,000	5.00%, 08/01/2044	510,589
1,500,000	Washington Health Care Facs Auth Rev 4.00%, 08/01/2044	1,443,345
500,000	Washington State Housing Finance Commission Rev 5.00%, 01/01/2031(2)	468,537
		5,600,357
	West Virginia - 0.7%
	West Virginia Economic Dev Auth Rev
390,000	2.55%, 03/01/2040(1)	384,859
1,870,000	3.75%, 12/01/2042(1)	1,873,454
		2,258,313
	Wisconsin - 2.6%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	428,832
835,000	4.00%, 10/01/2046(1)	881,663
305,000	4.00%, 01/01/2047	274,280
170,000	4.00%, 07/01/2050	155,504
75,000	5.00%, 09/01/2025(2)	74,800
1,000,000	5.00%, 07/01/2036	1,067,221
225,000	5.00%, 07/01/2036	241,692
100,000	5.00%, 07/01/2037	106,517
485,000	5.00%, 07/01/2038	513,679
750,000	5.00%, 10/01/2043(2)	666,660
465,000	5.00%, 10/01/2044	481,664
1,205,000	5.00%, 02/01/2052	1,170,661
	University of Wisconsin Hospitals & Clinics Rev
310,000	4.00%, 04/01/2035	323,635
220,000	4.00%, 04/01/2039	222,270
120,000	Wisconsin Center Dist, Rev, (AGM Insured) 0.00%, 12/15/2029(4)	95,598
	Wisconsin Health & Educational Facs Auth Rev
595,000	4.00%, 08/15/2046	502,273
500,000	4.00%, 01/01/2057	359,110
840,000	5.00%, 11/01/2039	746,244
200,000	Wisconsin Housing & Economic Dev Auth Rev 0.50%, 11/01/2050(1)	188,597
		8,500,900
	Total Municipal Bonds (cost $334,569,735)	$ 326,234,777
U.S. GOVERNMENT AGENCIES - 0.3%
	Mortgage-Backed Agencies - 0.3%
	FHLMC - 0.3%
1,155,000	3.15%, 10/15/2036	$ 1,024,759
	Total U.S. Government Agencies (cost $1,176,964)	$ 1,024,759
	Total Long-Term Investments (cost $335,746,699)	$ 327,259,536
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 1,046,421	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,046,545; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,067,383		$ 1,046,421
	Total Short-Term Investments (cost $1,046,421)		$ 1,046,421
	Total Investments (cost $336,793,120)	99.3%	$ 328,305,957
	Other Assets and Liabilities	0.7%	2,270,029
	Total Net Assets	100.0%	$ 330,575,986
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $6,330,315, representing 1.9% of net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,075,359 at January 31, 2023.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.
32

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 326,234,777	$ —	$ 326,234,777	$ —
U.S. Government Agencies	1,024,759	—	1,024,759	—
Short-Term Investments	1,046,421	—	1,046,421	—
Total	$ 328,305,957	$ —	$ 328,305,957	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
33

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Materials - 0.0%
878	Aclara Resources, Inc.*		$ 293
	Total Common Stocks (cost $1,239)		$ 293
SHORT-TERM INVESTMENTS - 87.2%
	Other Investment Pools & Funds - 4.6%
2,083,735	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(1)		$ 2,083,735
	U.S. Treasury Securities - 82.6%
	U.S. Treasury Bills – 82.6%
$ 1,390,000	3.43%, 02/09/2023(2)		1,388,824
2,070,000	3.69%, 02/09/2023(2)		2,068,120
2,360,000	3.97%, 03/02/2023(2)		2,352,319
3,950,000	3.99%, 03/09/2023(2)		3,934,081
3,600,000	4.02%, 03/02/2023(2)		3,588,152
3,280,000	4.07%, 03/16/2023(2)		3,263,974
2,100,000	4.08%, 03/16/2023(2)		2,089,716
3,150,000	4.24%, 03/23/2023(2)		3,131,450
4,730,000	4.43%, 03/30/2023(2)		4,696,965
5,500,000	4.48%, 04/06/2023(2)		5,456,208
5,620,000	4.54%, 04/13/2023(2)		5,569,929
			37,539,738
	Total Short-Term Investments (cost $39,623,898)		$ 39,623,473
	Total Investments (cost $39,625,137)	87.2%	$ 39,623,766
	Other Assets and Liabilities	12.8%	5,803,089
	Total Net Assets	100.0%	$ 45,426,855
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2023, the Fund invested 15.6% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
(2)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	36	03/31/2023	$ 3,066,120	$ 83,976
Coffee "C" Futures	20	03/21/2023	1,363,125	121,493
Copper Future	26	03/29/2023	2,746,900	204,436
Corn Future	55	03/14/2023	1,869,313	23,877
Cotton No. 2 Future	15	03/09/2023	646,650	5,299
Gasoline RBOB Future	10	02/28/2023	1,078,056	121,972
Gold 100oz Future	35	04/26/2023	6,808,550	127,151
KC Hard Red Winter Wheat Future	18	03/14/2023	790,875	(41,812)
Lean Hogs Future	19	04/17/2023	656,830	(17,411)
LME Nickel Future	10	03/13/2023	1,814,760	101,760
LME Zinc Future	24	03/13/2023	2,039,256	158,881
Low Sulphur Gas Oil Future	16	03/10/2023	1,439,600	26,800
Natural Gas Future	109	02/24/2023	2,925,560	(2,674,204)
NY Harbor ULSD Future	8	02/28/2023	1,056,653	12,051
Primary Aluminum Future	40	03/13/2023	2,628,500	193,090
Silver Future	21	03/29/2023	2,502,780	47,484
Soybean Future	28	03/14/2023	2,153,200	79,429
Soybean Meal Future	36	03/14/2023	1,743,120	62,072
Soybean Oil Future	39	03/14/2023	1,458,522	11,557
Sugar No. 11 Future	52	02/28/2023	1,267,302	172,159
Wheat Future	56	03/14/2023	2,131,500	(66,930)
WTI Crude Future	44	02/21/2023	3,470,280	(60,907)
Total				$ (1,307,777)
The accompanying notes are an integral part of these financial statements.
34

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Futures Contracts Outstanding at January 31, 2023 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
LME Nickel Future	3	03/13/2023	$ 544,428	$ (54,460)
LME Zinc Future	8	03/13/2023	679,752	(51,541)
Primary Aluminum Future	10	03/13/2023	657,125	(52,032)
Total				$ (158,033)
Total futures contracts				$ (1,465,810)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Materials	$ 293	$ 293	$ —	$ —
Short-Term Investments	39,623,473	2,083,735	37,539,738	—
Futures Contracts(2)	1,553,487	1,553,487	—	—
Total	$ 41,177,253	$ 3,637,515	$ 37,539,738	$ —
Liabilities
Futures Contracts(2)	$ (3,019,297)	$ (3,019,297)	$ —	$ —
Total	$ (3,019,297)	$ (3,019,297)	$ —	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
35

Hartford Schroders ESG US Equity ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.9%
488	Tesla, Inc.*	$ 84,531
	Banks - 2.3%
172	Bank of America Corp.	6,103
25	Citizens Financial Group, Inc.	1,083
109	Comerica, Inc.	7,991
264	Fifth Third Bancorp	9,581
241	Huntington Bancshares, Inc.	3,656
377	JP Morgan Chase & Co.	52,765
107	M&T Bank Corp.	16,692
26	PNC Financial Services Group, Inc.	4,301
160	Popular, Inc.	10,982
152	Regions Financial Corp.	3,578
400	Synovus Financial Corp.	16,780
295	Truist Financial Corp.	14,570
1,288	U.S. Bancorp	64,142
40	Zions Bancorp NA	2,126
		214,350
	Capital Goods - 7.6%
498	3M Co.	57,309
38	A.O. Smith Corp.	2,573
197	AECOM	17,192
414	Air Lease Corp.	18,618
577	Allison Transmission Holdings, Inc.	26,011
48	AMETEK, Inc.	6,956
498	Builders FirstSource, Inc.*	39,691
190	Caterpillar, Inc.	47,935
71	Cummins, Inc.	17,717
62	Deere & Co.	26,216
134	Eaton Corp. plc	21,736
503	Emerson Electric Co.	45,381
303	Fortive Corp.	20,613
801	General Electric Co.	64,464
34	Hubbell, Inc.	7,783
45	IDEX Corp.	10,786
77	Illinois Tool Works, Inc.	18,175
718	Masco Corp.	38,198
18	Nordson Corp.	4,379
773	Otis Worldwide Corp.	63,564
87	PACCAR, Inc.	9,510
48	Rockwell Automation, Inc.	13,537
36	Sensata Technologies Holding plc	1,831
43	United Rentals, Inc.*	18,961
670	Westinghouse Air Brake Technologies Corp.	69,553
214	WillScot Mobile Mini Holdings Corp.*	10,370
15	WW Grainger, Inc.	8,842
40	Xylem, Inc.	4,160
		692,061
	Commercial & Professional Services - 1.6%
107	Cintas Corp.	47,480
440	Dun & Bradstreet Holdings, Inc.	6,446
36	ManpowerGroup, Inc.	3,138
487	Republic Services, Inc.	60,787
33	Robert Half International, Inc.	2,771
153	Waste Management, Inc.	23,674
		144,296
	Consumer Durables & Apparel - 1.4%
114	Garmin Ltd.	11,272
1,884	Newell Brands, Inc.	30,069
53	NIKE, Inc. Class B	6,748
2	NVR, Inc.*	10,540
1,433	Tapestry, Inc.	65,302
		123,931
	Consumer Services - 5.3%
733	Airbnb, Inc. Class A*	81,444
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Services - 5.3% - (continued)
40	Booking Holdings, Inc.*	$ 97,364
539	Expedia Group, Inc.*	61,608
1,561	H&R Block, Inc.	60,848
335	McDonald's Corp.	89,579
397	Starbucks Corp.	43,328
382	Yum! Brands, Inc.	49,855
		484,026
	Diversified Financials - 4.2%
373	American Express Co.	65,249
484	Annaly Capital Management, Inc.	11,360
313	Berkshire Hathaway, Inc. Class B*	97,506
44	Capital One Financial Corp.	5,236
146	Charles Schwab Corp.	11,303
484	Discover Financial Services	56,497
780	Equitable Holdings, Inc.	25,015
366	Evercore, Inc. Class A	47,510
5	Goldman Sachs Group, Inc.	1,829
131	Moody's Corp.	42,280
24	Morgan Stanley	2,336
18	MSCI, Inc.	9,568
1,047	Rithm Capital Corp. REIT	9,852
		385,541
	Energy - 5.6%
166	Baker Hughes Co.	5,269
154	Cheniere Energy, Inc.	23,530
46	Chesapeake Energy Corp.	3,989
524	Chevron Corp.	91,186
375	ConocoPhillips	45,701
273	Devon Energy Corp.	17,265
180	EOG Resources, Inc.	23,805
1,416	Exxon Mobil Corp.	164,270
200	Marathon Petroleum Corp.	25,704
129	Occidental Petroleum Corp.	8,358
91	Pioneer Natural Resources Co.	20,962
1,125	Schlumberger Ltd.	64,102
1	Texas Pacific Land Corp.	1,996
129	Valero Energy Corp.	18,064
		514,201
	Food & Staples Retailing - 2.6%
2,818	Albertsons Cos., Inc. Class A	59,742
159	Costco Wholesale Corp.	81,271
226	Kroger Co.	10,087
606	Walmart, Inc.	87,185
		238,285
	Food, Beverage & Tobacco - 4.7%
413	Archer-Daniels-Midland Co.	34,217
217	Campbell Soup Co.	11,269
1,633	Coca-Cola Co.	100,135
767	General Mills, Inc.	60,102
278	Hershey Co.	62,439
72	JM Smucker Co.	11,002
176	Kellogg Co.	12,070
103	Keurig Dr Pepper, Inc.	3,634
662	Kraft Heinz Co.	26,831
253	Mondelez International, Inc. Class A	16,556
553	PepsiCo., Inc.	94,574
		432,829
	Health Care Equipment & Services - 4.6%
604	Abbott Laboratories	66,772
84	AmerisourceBergen Corp.	14,193
49	Becton Dickinson and Co.	12,359
32	Boston Scientific Corp.*	1,480
17	Cigna Corp.	5,383
304	CVS Health Corp.	26,819

The accompanying notes are an integral part of these financial statements.
36

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Health Care Equipment & Services - 4.6% - (continued)
72	DaVita, Inc.*	$ 5,932
31	Elevance Health, Inc.	15,500
33	Encompass Health Corp.	2,061
759	Enovis Corp.*	47,779
26	HCA Healthcare, Inc.	6,632
70	Hologic, Inc.*	5,696
143	Humana, Inc.	73,173
7	Intuitive Surgical, Inc.*	1,720
92	Medtronic plc	7,699
22	QuidelOrtho Corp.*	1,883
21	Stryker Corp.	5,330
228	UnitedHealth Group, Inc.	113,815
41	Veeva Systems, Inc. Class A*	6,993
		421,219
	Household & Personal Products - 1.5%
463	Church & Dwight Co., Inc.	37,438
311	Colgate-Palmolive Co.	23,179
548	Procter & Gamble Co.	78,024
		138,641
	Insurance - 4.5%
140	Allstate Corp.	17,986
320	American Financial Group, Inc.	45,629
130	Aon plc Class A	41,428
14	Arthur J Gallagher & Co.	2,740
376	Brown & Brown, Inc.	22,019
168	Chubb Ltd.	38,218
51	CNA Financial Corp.	2,222
32	Erie Indemnity Co. Class A	7,819
26	Everest Re Group Ltd.	9,092
139	Globe Life, Inc.	16,798
123	Lincoln National Corp.	4,358
56	Loews Corp.	3,443
344	Marsh & McLennan Cos., Inc.	60,169
107	MetLife, Inc.	7,813
512	Progressive Corp.	69,811
18	Prudential Financial, Inc.	1,889
102	Reinsurance Group of America, Inc.	15,480
64	Travelers Cos., Inc.	12,232
268	Unum Group	11,264
228	WR Berkley Corp.	15,992
		406,402
	Materials - 2.1%
67	Dow, Inc.	3,976
867	DuPont de Nemours, Inc.	64,115
35,565	Ginkgo Bioworks Holdings, Inc.*(1)	69,352
24	Linde plc	7,943
421	Louisiana-Pacific Corp.	28,666
39	Nucor Corp.	6,592
38	Sherwin-Williams Co.	8,990
		189,634
	Media & Entertainment - 6.8%
2,861	Alphabet, Inc. Class A*	282,781
614	Altice USA, Inc. Class A*	3,009
8	Cable One, Inc.	6,319
143	Charter Communications, Inc. Class A*	54,956
2,651	Comcast Corp. Class A	104,317
85	Electronic Arts, Inc.	10,938
947	Meta Platforms, Inc. Class A*	141,075
131	Pinterest, Inc. Class A*	3,444
324	ROBLOX Corp. Class A*	12,056
		618,895
	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
714	AbbVie, Inc.	105,494
278	Amgen, Inc.	70,167
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 10.5% - (continued)
4	Biogen, Inc.*	$ 1,164
9	Bio-Rad Laboratories, Inc. Class A*	4,207
1,159	Bristol-Myers Squibb Co.	84,201
75	Danaher Corp.	19,829
283	Eli Lilly & Co.	97,394
891	Gilead Sciences, Inc.	74,791
9	Illumina, Inc.*	1,928
64	Incyte Corp.*	5,449
922	Johnson & Johnson	150,673
1,074	Merck & Co., Inc.	115,358
2,247	Organon & Co.	67,702
1,982	Pfizer, Inc.	87,525
20	Regeneron Pharmaceuticals, Inc.*	15,169
30	Thermo Fisher Scientific, Inc.	17,110
131	Vertex Pharmaceuticals, Inc.*	42,326
		960,487
	Real Estate - 1.3%
74	American Tower Corp. REIT	16,531
164	Crown Castle, Inc. REIT	24,290
10	Equinix, Inc. REIT	7,381
147	Prologis, Inc. REIT	19,004
9	Public Storage REIT	2,739
7	Realty Income Corp. REIT	475
55	SBA Communications Corp. REIT	16,364
152	Simon Property Group, Inc. REIT	19,526
284	Zillow Group, Inc. REIT, Class C*	12,556
		118,866
	Retailing - 6.8%
1,819	Amazon.com, Inc.*	187,594
17	AutoZone, Inc.*	41,460
1,133	Bath & Body Works, Inc.	52,129
5	Dollar General Corp.	1,168
6	Dollar Tree, Inc.*	901
186	DoorDash, Inc. Class A*	10,773
335	Home Depot, Inc.	108,597
359	Lowe's Cos., Inc.	74,762
66	O'Reilly Automotive, Inc.*	52,295
31	Target Corp.	5,336
787	TJX Cos., Inc.	64,424
28	Ulta Beauty, Inc.*	14,391
23	Williams-Sonoma, Inc.	3,104
		616,934
	Semiconductors & Semiconductor Equipment - 3.0%
170	Broadcom, Inc.	99,452
6	Enphase Energy, Inc.*	1,328
226	GLOBALFOUNDRIES, Inc.*(1)	13,397
408	Intel Corp.	11,530
99	Microchip Technology, Inc.	7,684
375	NVIDIA Corp.	73,264
101	QUALCOMM, Inc.	13,454
298	Texas Instruments, Inc.	52,809
		272,918
	Software & Services - 9.6%
205	Accenture plc Class A	57,205
14	Adobe, Inc.*	5,185
228	Atlassian Corp. Class A*	36,849
7	Autodesk, Inc.*	1,506
34	Cadence Design Systems, Inc.*	6,216
1,128	Cognizant Technology Solutions Corp. Class A	75,294
438	Concentrix Corp.	62,113
38	Crowdstrike Holdings, Inc. Class A*	4,024
17	Datadog, Inc. Class A*	1,272
252	Dropbox, Inc. Class A*	5,854
435	International Business Machines Corp.	58,608
163	Mastercard, Inc. Class A	60,408

The accompanying notes are an integral part of these financial statements.
37

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 9.6% - (continued)
1,577	Microsoft Corp.	$ 390,796
17	Palo Alto Networks, Inc.*	2,697
24	ServiceNow, Inc.*	10,923
104	Snowflake, Inc. Class A*	16,270
347	Unity Software, Inc.*	12,325
314	Visa, Inc. Class A	72,286
		879,831
	Technology Hardware & Equipment - 9.2%
4,222	Apple, Inc.	609,192
2,798	Cisco Systems, Inc.	136,179
20	F5, Inc.*	2,953
1,178	Hewlett Packard Enterprise Co.	19,001
182	Motorola Solutions, Inc.	46,776
76	NetApp, Inc.	5,033
806	Pure Storage, Inc. Class A*	23,326
		842,460
	Telecommunication Services - 0.7%
2,013	AT&T, Inc.	41,005
470	Verizon Communications, Inc.	19,538
		60,543
	Transportation - 1.7%
15	Expeditors International of Washington, Inc.	1,622
372	Lyft, Inc. Class A*	6,045
98	Ryder System, Inc.	9,252
2,458	Uber Technologies, Inc.*	76,026
317	United Parcel Service, Inc. Class B	58,718
		151,663
	Utilities - 1.1%
61	American Water Works Co., Inc.	9,546
354	Consolidated Edison, Inc.	33,740
112	Essential Utilities, Inc.	5,234
39	Eversource Energy	3,211
1,070	Exelon Corp.	45,143
95	NextEra Energy, Inc.	7,090
		103,964
	Total Common Stocks (cost $8,880,309)	$ 9,096,508
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.2%
	Other Investment Pools & Funds - 0.3%
29,572	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(2)		$ 29,572
	Securities Lending Collateral - 0.9%
11,998	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(2)		11,998
39,994	HSBC US Government Money Market Fund, 4.22%(2)		39,994
11,998	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(2)		11,998
11,998	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(2)		11,998
			75,988
	Total Short-Term Investments (cost $105,560)		$ 105,560
	Total Investments (cost $8,985,869)	100.8%	$ 9,202,068
	Other Assets and Liabilities	(0.8)%	(69,225)
	Total Net Assets	100.0%	$ 9,132,843
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	1	03/17/2023	$ 20,450	$ 929
Total futures contracts				$ 929
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
38

Hartford Schroders ESG US Equity ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 84,531	$ 84,531	$ —	$ —
Banks	214,350	214,350	—	—
Capital Goods	692,061	692,061	—	—
Commercial & Professional Services	144,296	144,296	—	—
Consumer Durables & Apparel	123,931	123,931	—	—
Consumer Services	484,026	484,026	—	—
Diversified Financials	385,541	385,541	—	—
Energy	514,201	514,201	—	—
Food & Staples Retailing	238,285	238,285	—	—
Food, Beverage & Tobacco	432,829	432,829	—	—
Health Care Equipment & Services	421,219	421,219	—	—
Household & Personal Products	138,641	138,641	—	—
Insurance	406,402	406,402	—	—
Materials	189,634	189,634	—	—
Media & Entertainment	618,895	618,895	—	—
Pharmaceuticals, Biotechnology & Life Sciences	960,487	960,487	—	—
Real Estate	118,866	118,866	—	—
Retailing	616,934	616,934	—	—
Semiconductors & Semiconductor Equipment	272,918	272,918	—	—
Software & Services	879,831	879,831	—	—
Technology Hardware & Equipment	842,460	842,460	—	—
Telecommunication Services	60,543	60,543	—	—
Transportation	151,663	151,663	—	—
Utilities	103,964	103,964	—	—
Short-Term Investments	105,560	105,560	—	—
Futures Contracts(2)	929	929	—	—
Total	$ 9,202,997	$ 9,202,997	$ —	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
39

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 7.2%
	Beverages - 0.3%
$ 253,000	Constellation Brands, Inc. 5.00%, 02/02/2026	$ 253,152
	Commercial Banks - 3.3%
400,000	Banco Santander S.A. 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 12 mo. USD CMT + 0.900% thereafter)(1)	350,785
	Barclays plc
398,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(1)	355,665
335,000	7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 12 mo. USD CMT + 3.050% thereafter)(1)	351,499
	HSBC Holdings plc
409,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	376,377
321,000	7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 3 mo. USD SOFR + 3.030% thereafter)(1)	338,625
264,000	NatWest Group plc 7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 12 mo. USD CMT + 2.850% thereafter)(1)	279,108
757,000	UniCredit S.p.A. 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 12 mo. USD CMT + 1.200% thereafter)(1)(2)	666,594
		2,718,653
	Diversified Financial Services - 1.6%
1,425,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45%, 10/29/2026	1,281,049
	Entertainment - 0.4%
350,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027(2)	327,515
	Healthcare - Services - 1.1%
670,000	CommonSpirit Health 3.35%, 10/01/2029	599,663
284,000	Elevance Health, Inc. 4.90%, 02/08/2026	284,226
		883,889
	Semiconductors - 0.5%
	Qorvo, Inc.
273,000	1.75%, 12/15/2024(2)	255,441
195,000	4.38%, 10/15/2029	175,987
		431,428
	Total Corporate Bonds (cost $6,384,874)	$ 5,895,686
MUNICIPAL BONDS - 72.6%
	Alabama - 2.6%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049(3)	$ 922,661
1,205,000	4.00%, 06/01/2051(3)	1,217,173
		2,139,834
	California - 11.8%
205,000	Alameda Corridor, CA, Transportation Auth Rev, (AGM Insured) 5.00%, 10/01/2052	226,282
125,000	Brentwood, CA, Union School Dist, GO 5.25%, 08/01/2052	142,533
695,000	California State Health Facs Finance Auth Rev 5.00%, 04/01/2033	778,005
	County of Sacramento, CA, Airport System Rev
170,000	5.00%, 07/01/2033	199,219
105,000	5.00%, 07/01/2034	121,577
625,000	Del Mar, CA, Union School Dist, GO 4.00%, 08/01/2046	637,471
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.6% - (continued)
	California - 11.8% - (continued)
$ 565,000	Fresno, CA, Unified School Dist, GO 4.00%, 08/01/2052	$ 565,834
700,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	650,958
115,000	Peralta, CA, Community College Dist, GO 5.50%, 08/01/2052	131,537
1,205,000	Regents of the University of California Medical Center, Pooled Rev 4.00%, 05/15/2053	1,211,515
60,000	San Diego, CA, Unified School Dist, GO 4.55%, 07/01/2052	62,732
935,000	San Francisco, CA, Bay Area Rapid Transit Dist, GO 4.25%, 08/01/2052	964,564
105,000	San Francisco, CA, Community College Dist, GO 2.02%, 06/15/2029	90,310
970,000	Sweetwater, CA, Union High School Dist, GO 5.00%, 08/01/2052	1,083,284
865,000	Victor Valley, CA, Community College Dist, GO 4.00%, 08/01/2050	865,047
1,660,000	Vista, CA, Unified School Dist GO, (BAM Insured) 5.25%, 08/01/2048	1,903,421
		9,634,289
	Colorado - 2.5%
575,000	City & County of Denver, CO, Airport System Rev 5.25%, 11/15/2053	646,111
895,000	City of Colorado Springs, CO, Utilities System Rev 4.00%, 11/15/2051	880,944
90,000	Colorado Health Facs Auth Rev 5.25%, 11/01/2052	95,118
430,000	Colorado Housing and Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	430,469
		2,052,642
	Connecticut - 0.2%
155,000	Connecticut Housing Finance Auth Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	157,345
	District of Columbia - 3.7%
2,090,000	Dist of Columbia Water & Sewer Auth Rev 4.00%, 10/01/2047	2,098,528
505,000	Dist of Columbia, GO 5.00%, 06/01/2036	551,020
340,000	Metropolitan Washington, DC, Airports Auth Dulles Toll Road Rev 5.00%, 10/01/2034	374,849
		3,024,397
	Florida - 3.7%
2,745,000	Broward County, FL, Convention Center Hotel Rev 4.00%, 01/01/2051	2,743,401
	Florida Housing Finance Corp. Rev, (GNMA/FNMA/FHLMC Insured)
70,000	3.00%, 07/01/2051	69,050
120,000	3.50%, 07/01/2051	120,081
50,000	4.00%, 07/01/2049	50,412
		2,982,944
	Georgia - 3.4%
220,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2029	247,795
	Main Street Natural Gas, Inc., GA, Rev
435,000	4.00%, 08/01/2048(3)	437,466
1,565,000	4.00%, 03/01/2050(3)	1,574,401
485,000	4.00%, 05/01/2052(3)	485,950
		2,745,612
	Illinois - 4.1%
1,870,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2033	2,150,694

The accompanying notes are an integral part of these financial statements.
40

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.6% - (continued)
	Illinois - 4.1% - (continued)
	Illinois Housing Dev Auth Rev, (GNMA/FNMA/FHLMC Insured)
$ 915,000	3.75%, 04/01/2050	$ 922,957
85,000	4.50%, 10/01/2048	86,970
175,000	Railsplitter, IL, Tobacco Settlement Auth Rev 5.00%, 06/01/2027	188,773
		3,349,394
	Indiana - 1.0%
85,000	Indiana Housing & Community Dev Auth Rev, (GNMA Insured) 4.00%, 07/01/2048	85,823
705,000	Indianapolis, IN, Local Public Improvement Bond Bank Rev 5.00%, 01/01/2053	766,808
		852,631
	Iowa - 3.3%
	Iowa Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
1,130,000	3.00%, 01/01/2047	1,112,943
1,460,000	3.00%, 07/01/2051	1,433,119
90,000	3.25%, 07/01/2050	89,430
50,000	4.00%, 07/01/2048	50,473
		2,685,965
	Kentucky - 0.9%
	Kentucky Public Energy Auth Rev
600,000	4.00%, 12/01/2049(3)	601,654
160,000	4.00%, 02/01/2050(3)	160,445
		762,099
	Louisiana - 1.5%
25,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	25,515
1,385,000	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev 2.50%, 04/01/2036	1,161,448
		1,186,963
	Maine - 0.5%
	Maine Municipal Bond Bank Rev
80,000	5.00%, 09/01/2029	92,742
135,000	5.00%, 09/01/2031	159,228
105,000	5.00%, 09/01/2032	123,585
		375,555
	Maryland - 0.8%
625,000	Maryland State Transportation Auth Rev 4.00%, 07/01/2050	619,004
	Massachusetts - 0.1%
120,000	Commonwealth of Massachusetts, GO 3.00%, 02/01/2048	98,018
	Michigan - 0.1%
70,000	Michigan State Housing Dev Auth, Rev 3.75%, 06/01/2050	70,497
	Minnesota - 0.8%
180,000	Housing & Redev Auth of St. Paul, MN, Rev 3.50%, 12/01/2025(3)	180,152
435,000	St. Paul, MN, Metropolitan Airports Commission Rev 4.25%, 01/01/2052	437,840
		617,992
	Mississippi - 1.7%
	Mississippi Home Corp. Rev, (GNMA/FNMA/FHLMC Insured)
1,185,000	3.00%, 12/01/2050	1,168,826
230,000	3.25%, 12/01/2050	228,602
		1,397,428
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.6% - (continued)
	Missouri - 1.3%
	Missouri Housing Dev Commission Rev, (GNMA/FNMA/FHLMC Insured)
$ 415,000	3.25%, 05/01/2051	$ 412,272
175,000	3.50%, 11/01/2050	175,222
275,000	3.88%, 05/01/2050	278,089
110,000	4.25%, 05/01/2049	111,927
95,000	4.75%, 05/01/2049	97,805
		1,075,315
	Nebraska - 0.8%
	Nebraska Investment Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
575,000	3.00%, 09/01/2050	567,134
75,000	4.00%, 09/01/2048	75,737
		642,871
	Nevada - 0.1%
110,000	Nevada Housing Division Rev, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	111,340
	New Jersey - 0.4%
20,000	Garden State, NJ, Preservation Trust Rev, (AGM Insured) 5.75%, 11/01/2028	22,318
90,000	New Jersey Economic Dev Auth, Rev 5.00%, 11/01/2026	97,598
	New Jersey Transportation Trust Fund Auth Rev
25,000	4.00%, 06/15/2035	25,809
150,000	5.00%, 12/15/2028	168,965
		314,690
	New Mexico - 1.2%
	New Mexico Mortgage Finance Auth Rev, (GNMA/FNMA/FHLMC Insured)
880,000	3.00%, 01/01/2051	866,911
145,000	4.00%, 01/01/2049	146,597
		1,013,508
	New York - 2.9%
445,000	New York City, NY, Transitional Finance Auth, Future Tax Secured Rev 4.00%, 08/01/2048	434,700
950,000	New York State Dormitory Auth Rev 3.00%, 03/15/2038	853,696
310,000	New York State Environmental Facs Corp. Rev 5.25%, 09/15/2052	355,578
125,000	New York Transportation Dev Corp. Rev 5.00%, 12/01/2028	137,376
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	627,221
		2,408,571
	North Carolina - 0.9%
755,000	North Carolina Housing Finance Agency, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	766,044
	Ohio - 1.8%
	Ohio Housing Finance Agency Rev
140,000	3.00%, 03/01/2052	137,950
1,195,000	3.25%, 03/01/2050	1,188,446
20,000	4.50%, 09/01/2048	20,415
295,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2041(4)	139,209
		1,486,020
	Oklahoma - 0.2%
140,000	Oklahoma Housing Finance Agency Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	142,174

The accompanying notes are an integral part of these financial statements.
41

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.6% - (continued)
	Pennsylvania - 1.3%
$ 145,000	Allegheny County, PA, Sanitary Auth Rev 5.00%, 06/01/2053	$ 158,682
110,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	119,010
	Pennsylvania Turnpike Commission Rev
75,000	5.00%, 12/01/2032	88,262
75,000	5.00%, 12/01/2033	87,649
	Philadelphia, PA, Gas Works Co. Rev, (AGM Insured)
105,000	5.00%, 08/01/2029	119,979
220,000	5.00%, 08/01/2030	255,567
195,000	5.00%, 08/01/2033	224,896
		1,054,045
	South Carolina - 0.1%
45,000	Tobacco Settlement Rev Mgmt Auth, SC, Rev 6.38%, 05/15/2030	55,509
	Tennessee - 2.3%
75,000	Jackson, TN, Health Educational & Housing Facility Board Rev 3.00%, 12/01/2026(3)	75,201
15,000	Metropolitan Gov't Nashville & Davidson County, TN, Health & Educational Facility Board, Rev, (NATL Insured) 4.88%, 11/01/2028	16,187
305,000	Metropolitan Nashville, TN, Airport Auth Rev 5.00%, 07/01/2052	333,447
1,395,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	1,398,196
85,000	Tennessee Housing Dev Agency Rev 4.50%, 07/01/2049	87,073
		1,910,104
	Texas - 14.9%
	Arlington, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
145,000	5.00%, 08/15/2030	169,304
105,000	5.00%, 08/15/2031	124,306
145,000	5.00%, 08/15/2032	173,311
680,000	5.00%, 08/15/2033	772,580
260,000	Bexar County, TX, Hospital Dist, GO 4.25%, 02/15/2052	263,286
1,235,000	Bullard, TX, Independent School Dist GO, (PSF-GTD Insured) 4.00%, 02/15/2052	1,224,906
325,000	City of Houston, TX, Airport System Rev 5.00%, 07/01/2030	384,219
790,000	Cleburne, TX, Independent School Dist, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	674,042
	Clifton, TX, Higher Education Finance Corp., Rev, (PSF-GTD Insured)
45,000	5.00%, 08/15/2028	50,816
80,000	5.00%, 08/15/2029	91,729
60,000	5.00%, 08/15/2030	69,967
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	765,750
305,000	Cypress-Fairbanks, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.00%, 02/15/2033	332,323
825,000	Dallas, TX, Independent School Dist, GO 4.00%, 02/15/2053(5)	820,804
505,000	Harris County, TX, GO 5.00%, 10/01/2038	548,717
365,000	Lamar, TX, Consolidated Independent School Dist, (PSF-GTD Insured) 3.00%, 02/15/2051	299,554
440,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2029	507,606
745,000	Montgomery, TX, Independent School Dist GO, (PSF-GTD Insured) 4.25%, 02/15/2052	756,246
	Newark, TX, Higher Education Finance Corp. Rev, (PSF-GTD Insured)
655,000	4.00%, 06/15/2047	658,088
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 72.6% - (continued)
	Texas - 14.9% - (continued)
$ 150,000	4.00%, 06/15/2052	$ 149,171
20,000	5.00%, 08/15/2052	21,636
465,000	Northwest, TX, Independent School Dist, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	519,853
185,000	Sabine-Neches, TX, Navigation Dist, GO 5.25%, 02/15/2052	203,947
805,000	Temple, TX, Independent School Dist, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	827,402
	Texas Department of Housing & Community Affairs Rev, (GNMA Insured)
545,000	3.00%, 01/01/2052	536,048
305,000	3.50%, 03/01/2051	305,589
110,000	4.00%, 03/01/2050	112,036
60,000	4.75%, 03/01/2049	61,434
330,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2028	350,133
440,000	White Settlement, TX, Independent School Dist GO, (PSF-GTD Insured) 4.13%, 08/15/2052	442,958
		12,217,761
	Virginia - 1.4%
1,150,000	Loudoun County, VA, Economic Dev Auth Rev 4.00%, 10/01/2052	1,155,343
	Washington - 0.2%
170,000	Washington State Housing Finance Commission Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 12/01/2048	171,768
	Wyoming - 0.1%
75,000	Wyoming Community Dev Auth Rev 4.00%, 06/01/2043	75,727
	Total Municipal Bonds (cost $60,682,902)	$ 59,353,399
U.S. GOVERNMENT SECURITIES - 6.3%
	U.S. Treasury Securities - 6.3%
	U.S. Treasury Bonds - 3.2%
2,651,000	3.38%, 08/15/2042	$ 2,496,497
121,000	4.00%, 11/15/2042	124,554
		2,621,051
	U.S. Treasury Notes - 3.1%
160,000	3.88%, 12/31/2027	161,550
368,000	4.13%, 11/15/2032	386,055
161,000	4.38%, 10/31/2024	160,987
1,839,000	4.50%, 11/15/2025	1,864,430
		2,573,022
	Total U.S. Government Securities (cost $5,170,234)	$ 5,194,073
	Total Long-Term Investments (cost $72,238,010)	$ 70,443,158
SHORT-TERM INVESTMENTS - 14.8%
	Other Investment Pools & Funds - 1.8%
1,482,169	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 4.27%(6)	$ 1,482,169
	U.S. Treasury Securities - 13.0%
	U.S. Treasury Bills – 13.0
176,000	4.71%, 07/13/2023(7)	172,381
1,247,000	4.75%, 07/13/2023(7)	1,221,356
814,000	4.81%, 07/13/2023(7)	797,260
1,748,000	4.83%, 07/13/2023(7)	1,712,052
2,900,000	4.61%, 11/30/2023(7)	2,791,571

The accompanying notes are an integral part of these financial statements.
42

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 14.8% - (continued)
	U.S. Treasury Securities - 13.0% - (continued)
	U.S. Treasury Bills – 13.0 - (continued)
$ 285,000	4.62%, 11/30/2023(7)		$ 274,344
355,000	4.69%, 11/30/2023(7)		341,727
114,000	4.73%, 11/30/2023(7)		109,738
3,320,000	4.73%, 01/25/2024(7)		3,172,709
			10,593,138
	Total Short-Term Investments (cost $12,074,873)		$ 12,075,307
	Total Investments (cost $84,312,883)	100.9%	$ 82,518,465
	Other Assets and Liabilities	(0.9)%	(745,884)
	Total Net Assets	100.0%	$ 81,772,581
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $1,249,550, representing 1.5% of net assets.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $826,848 at January 31, 2023.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 5,895,686	$ —	$ 5,895,686	$ —
Municipal Bonds	59,353,399	—	59,353,399	—
U.S. Government Securities	5,194,073	—	5,194,073	—
Short-Term Investments	12,075,307	1,482,169	10,593,138	—
Total	$ 82,518,465	$ 1,482,169	$ 81,036,296	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.
43

Hartford Short Duration ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.8%
	Asset-Backed - Automobile - 1.0%
$ 105,000	Avid Automobile Receivables Trust 1.18%, 08/15/2025(1)	$ 103,603
129,764	FHF Trust 4.43%, 01/18/2028(1)	127,192
175,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	162,763
214,059	Lendbuzz Securitization Trust 1.46%, 06/15/2026(1)	205,852
		599,410
	Asset-Backed - Credit Card - 0.6%
125,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	123,192
240,000	Mercury Financial Credit Card Master Trust 1.54%, 03/20/2026(1)	240,000
		363,192
	Asset-Backed - Finance & Insurance - 3.6%
285,000	Apidos CLO 5.82%, 04/20/2031, 3 mo. USD LIBOR + 1.010%(1)(2)	282,405
185,149	Aqua Finance Trust 1.54%, 07/17/2046(1)	166,160
250,000	Carbone CLO Ltd. 5.95%, 01/20/2031, 3 mo. USD LIBOR + 1.140%(1)(2)	247,973
	CIFC Funding Ltd.
250,000	5.85%, 04/20/2031, 3 mo. USD LIBOR + 1.040%(1)(2)	247,714
250,000	5.93%, 01/22/2031, 3 mo. USD LIBOR + 1.110%(1)(2)	248,175
375,000	Cologix Data Centers US Issuer LLC 3.30%, 12/26/2051(1)	334,774
455,400	DB Master Finance LLC 2.05%, 11/20/2051(1)	401,397
41,519	FCI Funding LLC 1.13%, 04/15/2033(1)	40,220
244,837	Octagon Investment Partners 30 Ltd. 5.81%, 03/17/2030, 3 mo. USD LIBOR + 1.000%(1)(2)	242,387
		2,211,205
	Commercial Mortgage-Backed Securities - 2.6%
395,000	CityLine Commercial Mortgage Trust 2.78%, 11/10/2031(1)(3)	381,282
225,000	FREMF Mortgage Trust 3.85%, 01/25/2048(1)(3)	218,693
	GS Mortgage Securities Trust
240,000	2.75%, 02/10/2037(1)	222,296
239,570	2.78%, 10/10/2049	229,809
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	536,408
		1,588,488
	Other Asset-Backed Securities - 8.2%
62,463	Affirm Asset Securitization Trust 1.07%, 08/15/2025(1)	60,681
150,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	144,595
321,248	Benefit Street Partners CLO Ltd. 5.74%, 10/15/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	317,666
175,000	BSPRT Issuer Ltd. 5.78%, 02/15/2037, 1 mo. USD SOFR + 1.500%(1)(2)	171,043
351,737	Carlyle Global Market Strategies CLO Ltd. 5.79%, 07/20/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	348,089
300,000	CIFC Funding Ltd. 5.94%, 07/15/2036, 3 mo. USD LIBOR + 1.150%(1)(2)	296,176
400,000	KKR CLO Ltd. 5.97%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(2)	397,043
370,271	LCM XXIV Ltd. 5.79%, 03/20/2030, 3 mo. USD LIBOR + 0.980%(1)(2)	366,941
297,358	Neuberger Berman Loan Advisers CLO Ltd. 5.82%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	295,267
134,737	Progress Residential Trust 1.05%, 04/17/2038(1)	119,271
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.8% - (continued)
	Other Asset-Backed Securities - 8.2% - (continued)
$ 183,804	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	$ 147,237
100,000	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	94,583
95,000	Stack Infrastructure Issuer LLC 1.88%, 03/26/2046(1)	83,814
	Vantage Data Centers Issuer LLC
300,000	1.65%, 09/15/2045(1)	268,996
295,000	2.17%, 10/15/2046(1)	259,750
325,833	4.20%, 11/15/2043(1)	318,903
325,000	Venture CLO Ltd. 5.97%, 07/15/2032, 3 mo. USD LIBOR + 1.180%(1)(2)	320,565
	Voya CLO Ltd.
349,287	5.81%, 04/17/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	346,145
325,000	5.85%, 04/15/2031, 3 mo. USD LIBOR + 1.060%(1)(2)	322,372
375,000	5.89%, 04/25/2031, 3 mo. USD SOFR + 1.232%(1)(2)	371,275
		5,050,412
	Whole Loan Collateral CMO - 9.8%
	Angel Oak Mortgage Trust
107,498	1.04%, 01/20/2065(1)(3)	88,286
222,334	1.46%, 09/25/2066(1)(3)	183,674
19,429	2.47%, 12/25/2059(1)(3)	18,423
87,391	2.53%, 01/26/2065(1)(3)	81,299
24,934	2.59%, 10/25/2049(1)(3)	23,970
5,998	Angel Oak Mortgage Trust LLC 2.99%, 07/26/2049(1)(3)	5,957
147,181	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	135,916
37,477	Bravo Residential Funding Trust 3.50%, 03/25/2058(1)	36,461
	COLT Mortgage Loan Trust
51,038	0.91%, 06/25/2066(1)(3)	41,519
273,215	0.96%, 09/27/2066(1)(3)	221,065
340,231	1.11%, 10/25/2066(1)(3)	282,802
304,646	1.39%, 01/25/2065(1)(3)	265,633
253,228	1.40%, 10/25/2066(1)(3)	217,115
	CSMC Trust
264,449	1.02%, 04/25/2066(1)(3)	228,444
208,054	1.17%, 07/25/2066(1)(3)	169,732
59,171	2.24%, 02/25/2050(1)(3)	54,926
46,613	Deephaven Residential Mortgage Trust 0.72%, 05/25/2065(1)(3)	42,011
	Ellington Financial Mortgage Trust
36,885	0.80%, 02/25/2066(1)(3)	30,707
24,270	1.18%, 10/25/2065(1)(3)	21,973
133,004	Fannie Mae Connecticut Avenue Securities 10.41%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	138,802
247,048	FirstKey Homes Trust 1.27%, 10/19/2037(1)	224,331
	GCAT Trust
235,929	1.09%, 08/25/2066(1)(3)	192,883
336,269	1.26%, 07/25/2066(1)(3)	271,297
131,240	1.47%, 04/25/2065(1)(3)	123,854
42,810	2.25%, 01/25/2060(1)(4)	40,511
	Imperial Fund Mortgage Trust
130,574	1.07%, 06/25/2056(1)(3)	110,075
156,926	1.07%, 09/25/2056(1)(3)	128,697
174,353	1.60%, 11/25/2056(1)(3)	147,019
194,304	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	184,818
	MFA Trust
94,516	0.85%, 01/25/2056(1)(3)	83,710
45,455	1.01%, 01/26/2065(1)(3)	41,995
133,289	1.91%, 11/25/2056(1)(3)	112,202

The accompanying notes are an integral part of these financial statements.
44

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 25.8% - (continued)
	Whole Loan Collateral CMO - 9.8% - (continued)
	Mill City Mortgage Loan Trust
$ 20,066	3.25%, 05/25/2062(1)(3)	$ 19,406
13,947	3.50%, 05/25/2058(1)(3)	13,637
158,144	3.50%, 08/25/2058(1)(3)	151,908
	New Residential Mortgage Loan Trust
44,954	0.94%, 10/25/2058(1)(3)	40,725
61,294	3.92%, 09/25/2057(1)(3)	57,375
170,337	4.00%, 02/25/2057(1)(3)	161,654
122,347	5.26%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	119,814
	OBX Trust
123,061	1.05%, 07/25/2061(1)(3)	97,821
49,263	3.50%, 12/25/2049(1)(3)	45,059
269,715	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(3)	225,348
73,363	Preston Ridge Partners Mortgage Trust LLC 1.32%, 07/25/2051(1)(4)	66,185
1,402	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	1,365
229,257	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	196,968
	Starwood Mortgage Residential Trust
114,618	1.13%, 06/25/2056(1)(3)	93,136
11,753	2.28%, 02/25/2050(1)(3)	11,310
	Towd Point Mortgage Trust
134,143	1.75%, 10/25/2060(1)	120,175
112,093	2.16%, 01/25/2052(1)(3)	109,645
96,143	3.25%, 07/25/2058(1)(3)	92,607
35,385	3.75%, 05/25/2058(1)(3)	33,964
107,355	TRK Trust 1.15%, 07/25/2056(1)(3)	93,160
	Verus Securitization Trust
214,089	1.01%, 09/25/2066(1)(3)	179,199
18,171	2.42%, 01/25/2060(1)(4)	17,243
35,864	2.69%, 11/25/2059(1)(3)	34,231
119,461	Visio Trust 1.28%, 05/25/2056(1)	110,058
		6,042,100
	Total Asset & Commercial Mortgage-Backed Securities (cost $17,232,588)	$ 15,854,807
CORPORATE BONDS - 44.0%
	Aerospace/Defense - 0.3%
225,000	Boeing Co. 2.20%, 02/04/2026	$ 207,574
	Agriculture - 0.2%
100,000	BAT International Finance plc 3.95%, 06/15/2025(1)	97,178
	Auto Manufacturers - 2.1%
	Ford Motor Credit Co. LLC
200,000	3.37%, 11/17/2023	196,337
200,000	3.38%, 11/13/2025	187,460
	General Motors Financial Co., Inc.
250,000	1.25%, 01/08/2026	223,907
205,000	2.90%, 02/26/2025	195,653
157,000	4.00%, 10/06/2026	151,023
400,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	352,163
		1,306,543
	Beverages - 0.5%
325,000	JDE Peet's N.V. 1.38%, 01/15/2027(1)	281,529
	Biotechnology - 0.9%
100,000	Illumina, Inc. 5.80%, 12/12/2025	101,852
525,000	Royalty Pharma plc 1.20%, 09/02/2025	475,759
		577,611
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.0% - (continued)
	Chemicals - 0.8%
$ 175,000	Celanese U.S. Holdings LLC 6.05%, 03/15/2025	$ 176,497
339,000	LYB International Finance LLC 1.25%, 10/01/2025	306,767
		483,264
	Commercial Banks - 11.2%
200,000	AIB Group plc 7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 3 mo. USD SOFR + 3.456% thereafter)(1)(5)	206,869
	Bank of America Corp.
275,000	0.98%, 09/25/2025, (0.98% fixed rate until 09/25/2024; 3 mo. USD SOFR + 0.910% thereafter)(5)	256,328
300,000	1.20%, 10/24/2026, (1.20% fixed rate until 10/24/2025; 3 mo. USD SOFR + 1.010% thereafter)(5)	270,306
350,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	328,362
100,000	5.08%, 01/20/2027	100,238
200,000	Bank of Ireland Group plc 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(5)	201,570
200,000	Banque Federative du Credit Mutuel S.A. 4.75%, 07/13/2027(1)	198,182
250,000	Barclays plc 2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 12 mo. USD CMT + 1.050% thereafter)(5)	223,408
200,000	BNP Paribas S.A. 1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 3 mo. USD SOFR + 1.004% thereafter)(1)(5)	179,141
	BPCE S.A.
250,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 3 mo. USD SOFR + 1.520% thereafter)(1)(5)	225,165
250,000	4.75%, 07/19/2027(1)	247,964
275,000	Credit Agricole S.A. 1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 3 mo. USD SOFR + 0.892% thereafter)(1)(5)	245,608
325,000	Credit Suisse AG 1.25%, 08/07/2026	272,913
	Credit Suisse Group AG
250,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 3 mo. USD SOFR + 0.980% thereafter)(1)(5)	207,011
305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	278,823
295,000	Danske Bank A/S 1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 12 mo. USD CMT + 0.730% thereafter)(1)(5)	259,062
	Deutsche Bank AG
150,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 3 mo. USD SOFR + 1.131% thereafter)(5)	141,641
240,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 3 mo. USD SOFR + 1.318% thereafter)(5)	213,942
115,000	Goldman Sachs Group, Inc. 4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 3 mo. USD SOFR + 1.510% thereafter)(5)	112,581
495,000	HSBC Holdings plc 1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 3 mo. USD SOFR + 1.290% thereafter)(5)	438,020

The accompanying notes are an integral part of these financial statements.
45

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.0% - (continued)
	Commercial Banks - 11.2% - (continued)
	JP Morgan Chase & Co.
$ 350,000	1.04%, 02/04/2027, (1.04% fixed rate until 02/04/2026; 3 mo. USD SOFR + 0.695% thereafter)(5)	$ 311,331
75,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(5)	73,258
155,000	Macquarie Group Ltd. 1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 3 mo. USD SOFR + 1.069% thereafter)(1)(5)	137,601
330,000	Manufacturers & Traders Trust Co. 4.65%, 01/27/2026	329,162
210,000	Morgan Stanley 2.63%, 02/18/2026, (2.63% fixed rate until 02/18/2025; 3 mo. USD SOFR + 0.940% thereafter)(5)	199,465
200,000	NatWest Group plc 4.80%, 04/05/2026	199,030
200,000	Societe Generale S.A. 4.68%, 06/15/2027(1)	198,564
355,000	UBS Group AG 1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 12 mo. USD CMT + 0.850% thereafter)(1)(5)	312,189
	Wells Fargo & Co.
275,000	3.00%, 10/23/2026	259,197
275,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 3 mo. USD SOFR + 1.510% thereafter)(5)	261,073
		6,888,004
	Commercial Services - 1.3%
200,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	175,833
	Global Payments, Inc.
500,000	1.20%, 03/01/2026	444,062
205,000	2.65%, 02/15/2025	195,422
		815,317
	Diversified Financial Services - 4.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
250,000	1.75%, 10/29/2024	233,053
150,000	1.75%, 01/30/2026	134,816
205,000	2.45%, 10/29/2026	184,291
	Aviation Capital Group LLC
200,000	3.88%, 05/01/2023(1)	198,798
250,000	4.88%, 10/01/2025(1)	240,420
	Avolon Holdings Funding Ltd.
375,000	2.88%, 02/15/2025(1)	351,565
250,000	5.13%, 10/01/2023(1)	248,380
75,000	Capital One Financial Corp. 5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 3 mo. USD SOFR + 2.080% thereafter)(5)(6)	75,348
230,000	Corebridge Global Funding 0.90%, 09/22/2025(1)	207,579
175,000	Intercontinental Exchange, Inc. 4.00%, 09/15/2027	172,405
275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	260,857
100,000	Navient Corp. 5.88%, 10/25/2024	98,904
90,000	OneMain Finance Corp. 6.13%, 03/15/2024	89,232
		2,495,648
	Electric - 1.6%
212,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	201,997
150,000	Edison International 4.70%, 08/15/2025	147,740
40,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	40,340
305,000	Pacific Gas and Electric Co. 1.70%, 11/15/2023	297,078
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.0% - (continued)
	Electric - 1.6% - (continued)
$ 195,000	Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	$ 204,411
100,000	WEC Energy Group, Inc. 4.75%, 01/15/2028	100,350
		991,916
	Electronics - 0.3%
150,000	Flex Ltd. 6.00%, 01/15/2028	155,570
	Entertainment - 0.9%
75,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	74,655
	Warnermedia Holdings, Inc.
240,000	3.64%, 03/15/2025(1)	231,348
295,000	3.76%, 03/15/2027(1)	276,049
		582,052
	Food - 1.2%
471,000	Conagra Brands, Inc. 4.60%, 11/01/2025	467,156
275,000	Kraft Heinz Foods Co. 3.00%, 06/01/2026	261,337
		728,493
	Gas - 0.2%
115,000	EQT Corp. 5.68%, 10/01/2025	115,075
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
85,000	6.05%, 02/15/2026	86,283
245,000	6.05%, 04/15/2028	248,306
		334,589
	Healthcare - Services - 0.7%
175,000	HCA, Inc. 3.13%, 03/15/2027(1)	162,445
325,000	Humana, Inc. 1.35%, 02/03/2027	285,735
		448,180
	Insurance - 1.6%
50,000	Aon Corp. / Aon Global Holdings plc 2.85%, 05/28/2027	46,788
200,000	Athene Global Funding 1.73%, 10/02/2026(1)	174,453
225,000	Corebridge Financial, Inc. 3.65%, 04/05/2027(1)	214,436
200,000	Equitable Financial Life Global Funding 1.00%, 01/09/2026(1)	178,996
250,000	Principal Life Global Funding II 1.25%, 08/16/2026(1)	220,508
175,000	Radian Group, Inc. 6.63%, 03/15/2025	175,000
		1,010,181
	Internet - 0.8%
	Expedia Group, Inc.
100,000	4.63%, 08/01/2027	98,286
100,000	6.25%, 05/01/2025(1)	101,555
300,000	Netflix, Inc. 3.63%, 06/15/2025(1)	288,750
		488,591
	Investment Company Security - 1.4%
	FS KKR Capital Corp.
500,000	1.65%, 10/12/2024	463,333
100,000	3.25%, 07/15/2027	86,742
325,000	Owl Rock Capital Corp. 2.63%, 01/15/2027	280,190
		830,265
	Iron/Steel - 0.2%
100,000	Steel Dynamics, Inc. 5.00%, 12/15/2026	99,258
	IT Services - 0.6%
275,000	DXC Technology Co. 1.80%, 09/15/2026	242,862
150,000	Seagate HDD Cayman 4.75%, 06/01/2023	149,392
		392,254
	Lodging - 1.7%
235,000	Genting New York LLC / GENNY Capital, Inc. 3.30%, 02/15/2026(1)	210,092

The accompanying notes are an integral part of these financial statements.
46

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.0% - (continued)
	Lodging - 1.7% - (continued)
$ 160,000	Hyatt Hotels Corp. 1.80%, 10/01/2024	$ 151,636
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	432,964
250,000	MGM Resorts International 6.00%, 03/15/2023	249,898
		1,044,590
	Media - 0.3%
175,000	Discovery Communications LLC 3.45%, 03/15/2025	168,210
	Miscellaneous Manufacturing - 0.5%
300,000	Trane Technologies Luxembourg Finance S.A. 3.50%, 03/21/2026	287,522
	Office/Business Equipment - 0.5%
	CDW LLC / CDW Finance Corp.
235,000	2.67%, 12/01/2026	211,079
105,000	4.13%, 05/01/2025	101,331
		312,410
	Oil & Gas - 1.1%
535,000	Aker BP ASA 3.00%, 01/15/2025(1)	512,520
200,000	Var Energi ASA 5.00%, 05/18/2027(1)	191,869
		704,389
	Packaging & Containers - 1.0%
300,000	Berry Global, Inc. 1.57%, 01/15/2026	270,902
350,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	312,928
		583,830
	Pharmaceuticals - 1.0%
	Teva Pharmaceutical Finance Netherlands III B.V.
225,000	2.80%, 07/21/2023	221,800
400,000	4.75%, 05/09/2027	370,013
		591,813
	Pipelines - 1.3%
	Energy Transfer L.P.
556,000	2.90%, 05/15/2025	530,173
120,000	4.20%, 09/15/2023	119,091
120,000	Targa Resources Corp. 5.20%, 07/01/2027	120,473
		769,737
	Real Estate Investment Trusts - 1.6%
265,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	256,642
180,000	Mid-America Apartments L.P. 1.10%, 09/15/2026	158,816
	SBA Tower Trust
80,000	1.63%, 05/15/2051(1)	69,760
155,000	2.84%, 01/15/2050(1)	146,468
100,000	VICI Properties L.P. 4.38%, 05/15/2025	97,784
300,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	283,094
		1,012,564
	Retail - 0.3%
185,000	Nordstrom, Inc. 2.30%, 04/08/2024	175,587
	Semiconductors - 0.7%
250,000	Microchip Technology, Inc. 0.98%, 09/01/2024	234,013
200,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	178,568
		412,581
	Software - 0.5%
100,000	Open Text Corp. 6.90%, 12/01/2027(1)	102,500
30,000	Oracle Corp. 5.80%, 11/10/2025	30,821
150,000	PTC, Inc. 3.63%, 02/15/2025(1)	143,810
		277,131
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.0% - (continued)
	Telecommunications - 1.1%
$ 225,000	Rogers Communications, Inc. 3.20%, 03/15/2027(1)	$ 211,280
450,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	438,235
		649,515
	Trucking & Leasing - 1.0%
385,000	DAE Funding LLC 1.55%, 08/01/2024(1)	363,458
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
150,000	1.20%, 11/15/2025(1)	134,154
140,000	5.70%, 02/01/2028	143,304
		640,916
	Total Corporate Bonds (cost $28,881,845)	$ 26,959,887
SENIOR FLOATING RATE INTERESTS - 18.9%(7)
	Advertising - 0.2%
114,425	ABG Intermediate Holdings 2 LLC 8.16%, 12/21/2028, 1 mo. USD SOFR + 3.500%	$ 113,424
	Aerospace/Defense - 0.5%
109,725	Spirit Aerosystems, Inc. 9.18%, 01/15/2027, 1 mo. USD SOFR + 4.500%	109,752
188,899	TransDigm, Inc. 6.98%, 12/09/2025, 3 mo. USD SOFR + 2.250%	188,406
		298,158
	Airlines - 0.3%
100,000	American Airlines, Inc. 9.56%, 04/20/2028, 3 mo. USD LIBOR + 4.750%	102,609
114,000	SkyMiles IP Ltd. 8.56%, 10/20/2027, 3 mo. USD LIBOR + 3.750%	117,777
		220,386
	Apparel - 0.3%
167,500	Crocs, Inc. 7.80%, 02/20/2029, 1 mo. USD SOFR + 3.500%	166,296
	Commercial Services - 1.8%
99,500	Amentum Government Services Holdings LLC 8.12%, 02/15/2029, 3 mo. USD SOFR + 4.000%	97,883
123,437	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	122,003
EUR 155,000	Boels Topholding B.V. 5.07%, 02/06/2027, 3 mo. EURIBOR + 3.250%	164,730
$ 189,558	Trans Union LLC 6.32%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	188,373
207,186	United Rentals, Inc. 6.32%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	207,134
EUR 205,000	Verisure Holding AB 5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	210,981
$ 107,333	WEX, Inc. 6.82%, 03/31/2028, 1 mo. USD LIBOR + 2.250%	106,971
		1,098,075
	Construction Materials - 1.0%
175,050	Ingersoll-Rand Services Co. 6.41%, 03/01/2027, 1 mo. USD SOFR + 1.750%	174,330
194,000	Quikrete Holdings, Inc. 7.19%, 02/01/2027, 1 mo. USD LIBOR + 2.625%	192,739
119,748	Standard Industries, Inc. 6.43%, 09/22/2028, 6 mo. USD LIBOR + 2.500%	119,598
138,600	Zurn Holdings, Inc. 6.57%, 10/04/2028, 1 mo. USD LIBOR + 2.000%	138,392
		625,059

The accompanying notes are an integral part of these financial statements.
47

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.9%(7) - (continued)
	Distribution/Wholesale - 0.6%
$ 214,785	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	$ 214,396
146,364	Core & Main L.P. 7.15%, 07/27/2028, 6 mo. USD LIBOR + 2.500%	145,677
		360,073
	Diversified Financial Services - 0.5%
162,390	Fleetcor Technologies Operating Co. LLC 6.32%, 04/28/2028, 1 mo. USD LIBOR + 1.750%	161,755
130,000	Setanta Aircraft Leasing Designated Activity Co. 6.73%, 11/05/2028, 3 mo. USD LIBOR + 2.000%	129,722
		291,477
	Electric - 0.1%
92,247	ExGen Renewables IV LLC 7.24%, 12/15/2027, 3 mo. USD LIBOR + 2.500%	92,032
	Electronics - 0.1%
97,964	II-VI, Inc. 7.32%, 07/02/2029, 1 mo. USD LIBOR + 2.750%	97,505
	Engineering & Construction - 0.2%
123,129	Brown Group Holding LLC 7.05%, 06/07/2028, 1 mo. USD LIBOR + 2.500%	122,418
	Entertainment - 1.3%
105,000	Caesars Entertainment Corp. 0.00%, 01/20/2030, 1 mo. USD SOFR + 3.250%(8)	104,854
140,000	Formula One Holdings Ltd. 7.81%, 01/15/2030, 3 mo. USD SOFR + 3.250%	140,321
144,275	Penn National Gaming, Inc. 7.41%, 05/03/2029, 1 mo. USD SOFR + 2.750%	144,075
203,975	Scientific Games International, Inc. 7.58%, 04/14/2029, 1 mo. USD SOFR + 3.000%	203,210
196,445	UFC Holdings LLC 7.57%, 04/29/2026, 3 mo. USD LIBOR + 2.750%	195,278
		787,738
	Environmental Control - 0.1%
99,302	Covanta Holding Corp. 7.06%, 11/30/2028, 1 mo. USD LIBOR + 2.500%	99,338
	Food - 0.2%
114,256	U.S. Foods, Inc. 7.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	114,304
	Healthcare - Products - 0.7%
EUR 98,500	Avantor Funding, Inc. 4.63%, 06/12/2028, 1 mo. EURIBOR + 2.500%	105,925
$ 103,714	Medline Borrower L.P. 7.82%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	100,588
209,125	Sunshine Luxembourg S.a.r.l. 8.48%, 10/01/2026, 3 mo. USD LIBOR + 3.750%	204,681
		411,194
	Insurance - 1.5%
154,676	Acrisure LLC 8.07%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	148,900
	Asurion LLC
224,425	7.57%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	221,864
110,000	9.82%, 01/20/2029, 1 mo. USD LIBOR + 5.250%	91,782
140,385	Hub International Ltd. 7.82%, 04/25/2025, 3 mo. USD LIBOR + 3.000%	140,140
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.9%(7) - (continued)
	Insurance - 1.5% - (continued)
$ 198,334	Sedgwick Claims Management Services, Inc. 7.82%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	$ 197,315
115,318	USI, Inc. 8.33%, 11/22/2029, 3 mo. USD SOFR + 3.750%	115,290
		915,291
	Internet - 1.0%
182,225	Endure Digital, Inc. 7.88%, 02/10/2028, 1 mo. USD LIBOR + 3.500%	171,596
143,545	Go Daddy Operating Co. LLC 7.81%, 11/09/2029, 1 mo. USD SOFR + 3.250%	143,922
98,734	MH Sub I LLC 8.32%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	97,606
186,450	NortonLifeLock, Inc. 6.66%, 09/12/2029, 1 mo. USD SOFR + 2.000%	185,905
		599,029
	Leisure Time - 0.8%
241,073	Carnival Corp. 7.57%, 06/30/2025, 1 mo. USD LIBOR + 3.000%	236,941
162,525	Hayward Industries, Inc. 7.07%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	160,291
71,757	SRAM LLC 7.32%, 05/18/2028, 1 mo. USD LIBOR + 2.750%	70,860
		468,092
	Lodging - 0.3%
182,655	Caesars Resort Collection LLC 7.32%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	182,414
	Media - 0.7%
97,750	Banijay Entertainment S.A.S 8.12%, 03/01/2025, 3 mo. USD LIBOR + 3.750%	97,567
206,592	CSC Holdings LLC 8.82%, 01/17/2028, 3 mo. USD SOFR + 4.500%	195,618
115,000	Virgin Media Bristol LLC 7.71%, 01/31/2029, 1 mo. USD LIBOR + 3.250%	114,964
		408,149
	Packaging & Containers - 0.5%
187,625	Berlin Packaging LLC 8.14%, 03/11/2028, 3 mo. USD LIBOR + 3.750%	184,929
149,250	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	146,426
		331,355
	Pharmaceuticals - 1.1%
234,460	Elanco Animal Health, Inc. 6.12%, 08/01/2027, 1 mo. USD LIBOR + 1.750%	230,650
196,246	Gainwell Acquisition Corp. 8.73%, 10/01/2027, 3 mo. USD LIBOR + 4.000%	191,324
132,637	Horizon Therapeutics USA, Inc. 6.31%, 03/15/2028, 3 mo. USD LIBOR + 1.750%	132,637
102,146	Jazz Financing Lux S.a.r.l. 8.07%, 05/05/2028, 1 mo. USD LIBOR + 3.500%	102,002
		656,613
	Pipelines - 0.1%
98,052	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 3 mo. USD LIBOR + 3.250%	97,684
	Retail - 2.0%
242,726	B.C. Unlimited Liability Co. 6.32%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	239,780
165,628	Great Outdoors Group LLC 8.32%, 03/06/2028, 1 mo. USD LIBOR + 3.750%	162,605

The accompanying notes are an integral part of these financial statements.
48

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 18.9%(7) - (continued)
	Retail - 2.0% - (continued)
$ 103,162	IRB Holding Corp. 7.69%, 12/15/2027, 1 mo. USD SOFR + 3.000%	$ 102,002
118,293	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	106,587
142,825	Michaels Cos., Inc. 8.98%, 04/15/2028, 3 mo. USD LIBOR + 4.250%	130,953
98,250	Petco Health and Wellness Co., Inc. 7.98%, 03/03/2028, 3 mo. USD SOFR + 3.250%	97,135
108,350	PetSmart, Inc. 8.41%, 02/11/2028, 1 mo. USD LIBOR + 3.750%	107,470
122,382	Pilot Travel Centers LLC 6.66%, 08/04/2028, 1 mo. USD SOFR + 2.000%	122,042
192,075	SRS Distribution, Inc. 8.07%, 06/02/2028, 1 mo. USD LIBOR + 3.500%	184,976
		1,253,550
	Semiconductors - 0.6%
230,000	Entegris, Inc. 7.58%, 07/06/2029, 1 mo. USD SOFR + 3.000%	230,720
124,688	MKS Instruments, Inc. 7.36%, 08/17/2029, 1 mo. USD SOFR + 2.750%	124,331
		355,051
	Software - 2.4%
258,869	Dun & Bradstreet Corp. 7.77%, 02/06/2026, 1 mo. USD LIBOR + 3.250%	258,176
185,638	Hyland Software, Inc. 8.07%, 07/01/2024, 1 mo. USD LIBOR + 3.500%	184,984
184,075	McAfee LLC 8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	173,377
140,000	Open Text Corp. 0.00%, 11/16/2029, 1 mo. USD SOFR + 3.500%(8)	139,685
120,576	Peraton Corp. 8.32%, 02/01/2028, 1 mo. USD LIBOR + 3.750%	119,823
148,125	Polaris Newco LLC 8.73%, 06/02/2028, 3 mo. USD LIBOR + 4.000%	140,579
242,678	SS&C Technologies, Inc. 6.32%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	242,071
191,697	Zelis Healthcare Corp. 8.07%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	191,089
		1,449,784
	Total Senior Floating Rate Interests (cost $11,752,837)	$ 11,614,489
U.S. GOVERNMENT AGENCIES - 3.8%
	Mortgage-Backed Agencies - 3.8%
	FHLMC - 1.8%
163,777	1.00%, 05/25/2033	$ 148,335
458,092	1.00%, 01/15/2041	408,678
498,364	1.00%, 06/15/2044	457,307
40,207	1.50%, 01/15/2027	39,286
39,661	3.50%, 09/15/2043	38,795
26,113	3.75%, 05/15/2039(4)	25,850
		1,118,251
	FNMA - 1.1%
90,531	2.00%, 12/25/2042	79,483
37,823	2.55%, 07/25/2044	36,125
25,433	3.00%, 04/25/2043	24,788
78,185	3.00%, 05/25/2047	74,613
240,981	3.50%, 10/25/2035	230,869
180,078	3.50%, 07/25/2045	175,304
65,028	3.50%, 07/25/2054	63,322
		684,504
	GNMA - 0.9%
140,681	2.00%, 05/20/2046	123,390
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 3.8% - (continued)
	Mortgage-Backed Agencies - 3.8% - (continued)
	GNMA - 0.9% - (continued)
$ 329,644	2.50%, 10/20/2041		$ 309,718
79,712	2.50%, 07/20/2042		75,629
			508,737
	Total U.S. Government Agencies (cost $2,494,257)		$ 2,311,492
U.S. GOVERNMENT SECURITIES - 5.4%
	U.S. Treasury Securities - 5.4%
	U.S. Treasury Notes - 5.4%
970,000	0.38%, 07/15/2024		$ 913,808
2,000,000	1.50%, 02/15/2025		1,894,610
400,000	2.63%, 05/31/2027		382,656
100,000	3.25%, 06/30/2027		98,133
	Total U.S. Government Securities (cost $3,445,237)		$ 3,289,207
	Total Long-Term Investments (cost $63,806,764)		$ 60,029,882
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
36,480	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $36,484; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $37,305		$ 36,480
	Total Short-Term Investments (cost $36,480)		$ 36,480
	Total Investments (cost $63,843,244)	98.0%	$ 60,066,362
	Other Assets and Liabilities	2.0%	1,243,140
	Total Net Assets	100.0%	$ 61,309,502
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $25,881,950, representing 42.2% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

The accompanying notes are an integral part of these financial statements.
49

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $75,000 at January 31, 2023.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	52	03/31/2023	$ 10,693,719	$ 41,147
Short position contracts:
U.S. Treasury 5-Year Note Future	41	03/31/2023	$ 4,478,930	$ (47,660)
U.S. Treasury 10-Year Note Future	10	03/22/2023	1,145,156	(19,084)
Total				$ (66,744)
Total futures contracts				$ (25,597)

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
222,000	EUR	240,071	USD	TDB	02/06/2023	$ 1,137
236,103	USD	222,000	EUR	TDB	02/06/2023	(5,105)
643,419	USD	588,613	EUR	TDB	02/28/2023	2,996
240,514	USD	222,000	EUR	TDB	03/07/2023	(1,139)
Total foreign currency contracts						$ (2,111)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
50

Hartford Short Duration ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 15,854,807	$ —	$ 15,854,807	$ —
Corporate Bonds	26,959,887	—	26,959,887	—
Senior Floating Rate Interests	11,614,489	—	11,614,489	—
U.S. Government Agencies	2,311,492	—	2,311,492	—
U.S. Government Securities	3,289,207	—	3,289,207	—
Short-Term Investments	36,480	—	36,480	—
Foreign Currency Contracts(2)	4,133	—	4,133	—
Futures Contracts(2)	41,147	41,147	—	—
Total	$ 60,111,642	$ 41,147	$ 60,070,495	$ —
Liabilities
Foreign Currency Contracts(2)	$ (6,244)	$ —	$ (6,244)	$ —
Futures Contracts(2)	(66,744)	(66,744)	—	—
Total	$ (72,988)	$ (66,744)	$ (6,244)	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
51

Hartford Sustainable Income ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9%
	Asset-Backed - Finance & Insurance - 2.0%
$ 549,000	AMMC CLO Ltd. 10.57%, 04/25/2031, 3 mo. USD LIBOR + 5.750%(1)(2)	$ 483,718
180,000	FS Rialto Issuer LLC 7.07%, 08/17/2037, 1 mo. USD SOFR + 2.580%(1)(2)	177,837
105,000	Pretium Mortgage Credit Partners LLC 5.07%, 07/25/2051(1)(3)	94,756
200,000	VCAT LLC 3.97%, 09/25/2051(1)(3)	169,579
		925,890
	Commercial Mortgage-Backed Securities - 0.0%
19,771	BX Trust 8.18%, 08/15/2039, 1 mo. USD SOFR + 3.697%(1)(2)	19,870
	Other Asset-Backed Securities - 0.8%
150,000	Avant Loans Funding Trust 6.54%, 09/15/2031(1)	146,957
250,000	Invesco U.S. CLO Ltd. 13.00%, 04/22/2035(2)	245,000
		391,957
	Whole Loan Collateral CMO - 5.1%
	Connecticut Avenue Securities Trust
108,406	7.76%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	104,387
15,000	7.91%, 07/25/2042, 1 mo. USD SOFR + 3.600%(1)(2)	15,319
230,000	7.91%, 10/25/2039, 1 mo. USD LIBOR + 3.400%(1)(2)	227,557
167,694	8.61%, 07/25/2039, 1 mo. USD LIBOR + 4.100%(1)(2)	170,116
200,000	8.86%, 07/25/2031, 1 mo. USD LIBOR + 4.350%(1)(2)	207,626
85,000	9.06%, 09/25/2042, 1 mo. USD SOFR + 4.750%(1)(2)	88,473
207,250	9.76%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	215,281
155,000	9.91%, 07/25/2042, 1 mo. USD SOFR + 5.600%(1)(2)	158,488
	Fannie Mae Connecticut Avenue Securities
180,000	8.11%, 01/25/2030, 1 mo. USD LIBOR + 3.600%(2)	184,301
165,000	8.26%, 03/25/2031, 1 mo. USD LIBOR + 3.750%(2)	170,646
65,000	10.01%, 09/25/2029, 1 mo. USD LIBOR + 5.500%(2)	71,701
165,000	Home Re Ltd. 9.81%, 10/25/2034, 1 mo. USD SOFR + 5.500%(1)(2)	165,003
200,000	Preston Ridge Partners Mortgage Trust LLC 3.60%, 09/25/2026(1)(4)	171,155
	Pretium Mortgage Credit Partners LLC
200,000	3.97%, 09/25/2051(1)(3)	177,314
100,000	5.44%, 01/25/2052(1)(3)	90,944
200,000	RCO VII Mortgage LLC 3.84%, 09/25/2026(1)(3)	179,314
		2,397,625
	Total Asset & Commercial Mortgage-Backed Securities (cost $3,879,215)	$ 3,735,342
CONVERTIBLE BONDS - 2.6%
	Airlines - 0.1%
52,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 41,106
	Auto Manufacturers - 0.1%
105,000	Arrival S.A. 3.50%, 12/01/2026(1)	27,300
10,000	Ford Motor Co. 0.00%, 03/15/2026(5)	10,150
		37,450
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.6% - (continued)
	Commercial Services - 0.3%
$ 68,000	Block, Inc. 0.13%, 03/01/2025	$ 69,020
EUR 100,000	Nexi S.p.A. 1.75%, 04/24/2027(6)	94,837
		163,857
	Diversified Financial Services - 0.1%
$ 50,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.00%, 08/15/2023(5)	49,375
	Electric - 0.1%
37,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	36,242
	Energy-Alternate Sources - 0.5%
18,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	19,355
50,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	68,725
70,000	NextEra Energy Partners L.P. 0.00%, 11/15/2025(1)(5)	71,610
30,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(5)	40,275
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	20,165
		220,130
	Healthcare - Products - 0.3%
43,000	Insulet Corp. 0.38%, 09/01/2026	59,362
103,000	NuVasive, Inc. 0.38%, 03/15/2025	91,927
		151,289
	Internet - 0.4%
	ETSY, Inc.
22,000	0.13%, 10/01/2026	37,697
37,000	0.25%, 06/15/2028	33,278
25,000	MercadoLibre, Inc. 2.00%, 08/15/2028	68,250
6,000	Sea Ltd. 2.38%, 12/01/2025	6,341
40,000	Shopify, Inc. 0.13%, 11/01/2025	35,060
		180,626
	IT Services - 0.1%
40,000	Rapid7, Inc. 2.25%, 05/01/2025	40,280
	Leisure Time - 0.0%
5,000	Carnival Corp. 5.75%, 12/01/2027(1)	5,570
	Machinery-Diversified - 0.2%
86,000	Middleby Corp. 1.00%, 09/01/2025	112,187
	Pharmaceuticals - 0.1%
34,000	Ascendis Pharma A/S 2.25%, 04/01/2028(1)	35,360
	Software - 0.3%
55,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026	49,913
40,000	Health Catalyst, Inc. 2.50%, 04/15/2025	37,376
65,000	Splunk, Inc. 1.13%, 06/15/2027	55,939
		143,228
	Total Convertible Bonds (cost $1,344,160)	$ 1,216,700
CORPORATE BONDS - 34.0%
	Advertising - 0.5%
	Lamar Media Corp.
125,000	3.63%, 01/15/2031	$ 106,145
145,000	3.75%, 02/15/2028	131,463
		237,608

The accompanying notes are an integral part of these financial statements.
52

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.0% - (continued)
	Agriculture - 0.5%
$ 140,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	$ 139,296
200,000	Kernel Holding S.A. 6.75%, 10/27/2027(6)	82,000
		221,296
	Auto Manufacturers - 1.2%
	Ford Motor Co.
55,000	3.25%, 02/12/2032	43,646
10,000	4.75%, 01/15/2043	7,809
	Ford Motor Credit Co. LLC
200,000	4.54%, 08/01/2026	188,916
200,000	4.95%, 05/28/2027	190,745
115,000	General Motors Co. 5.40%, 10/15/2029	113,976
		545,092
	Auto Parts & Equipment - 0.4%
EUR 200,000	Faurecia SE 3.75%, 06/15/2028(6)	191,449
	Beverages - 0.4%
$ 216,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.25%, 04/27/2029(1)	207,423
	Chemicals - 0.1%
65,000	Avient Corp. 7.13%, 08/01/2030(1)	65,481
	Commercial Banks - 0.8%
EUR 200,000	Cooperatieve Rabobank UA 4.38%, 06/29/2027, (4.38% fixed rate until 06/29/2027; 5 year EUR Swap + 4.679% thereafter)(6)(7)(8)	200,166
$ 200,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 year USD CMT + 3.404% thereafter)(6)(7)(8)	179,780
		379,946
	Commercial Services - 3.0%
	Block, Inc.
45,000	2.75%, 06/01/2026	40,898
150,000	3.50%, 06/01/2031	125,253
EUR 200,000	Loxam SAS 3.25%, 01/14/2025(6)	208,066
200,000	PeopleCert Wisdom Issuer plc 5.75%, 09/15/2026(6)	203,091
$ 250,000	StoneCo Ltd. 3.95%, 06/16/2028(6)	189,625
EUR 255,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(6)	256,518
	United Rentals North America, Inc.
$ 85,000	3.75%, 01/15/2032	73,193
75,000	4.88%, 01/15/2028	72,515
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(6)	244,413
		1,413,572
	Construction Materials - 0.2%
$ 125,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	117,100
	Distribution/Wholesale - 0.5%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	114,161
EUR 120,000	Parts Europe S.A. 6.50%, 07/16/2025(6)	131,003
		245,164
	Diversified Financial Services - 1.4%
$ 189,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 year USD CMT + 3.168% thereafter)(7)(8)	174,144
	Credit Acceptance Corp.
50,000	5.13%, 12/31/2024(1)	46,705
80,000	6.63%, 03/15/2026	73,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.0% - (continued)
	Diversified Financial Services - 1.4% - (continued)
	OneMain Finance Corp.
$ 70,000	5.38%, 11/15/2029	$ 61,292
120,000	6.88%, 03/15/2025	119,054
250,000	Unifin Financiera S.A.B. de C.V. 9.88%, 01/28/2029(6)(9)	7,500
200,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	171,970
		653,665
	Electric - 2.2%
	Clearway Energy Operating LLC
15,000	3.75%, 01/15/2032(1)	12,378
145,000	4.75%, 03/15/2028(1)	136,764
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	193,600
162,160	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(6)	157,497
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(6)	186,155
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(6)	332,508
		1,018,902
	Electrical Components & Equipment - 0.4%
EUR 100,000	Energizer Gamma Acquisition B.V. 3.50%, 06/30/2029(6)	88,257
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	86,555
		174,812
	Energy-Alternate Sources - 2.4%
200,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ 6.25%, 12/10/2024(6)	185,565
193,500	Continuum Energy Levanter Pte Ltd. 4.50%, 02/09/2027(6)	174,179
215,000	Energo-Pro AS 8.50%, 02/04/2027(1)	204,250
200,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(6)	201,991
200,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(6)	199,100
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(6)	190,913
		1,155,998
	Engineering & Construction - 0.7%
EUR 200,000	Cellnex Telecom S.A. 1.75%, 10/23/2030(6)	176,066
$ 200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	163,416
		339,482
	Entertainment - 0.3%
95,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	94,564
35,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	28,700
		123,264
	Environmental Control - 0.3%
10,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	10,187
150,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	133,089
		143,276
	Forest Products & Paper - 0.4%
200,000	Suzano Austria GmbH 7.00%, 03/16/2047(6)	208,408
	Healthcare - Products - 0.8%
EUR 200,000	Avantor Funding, Inc. 3.88%, 07/15/2028(6)	200,404
$ 220,000	Medline Borrower L.P. 3.88%, 04/01/2029(1)	187,671
		388,075

The accompanying notes are an integral part of these financial statements.
53

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.0% - (continued)
	Healthcare - Services - 1.9%
EUR 100,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(6)	$ 89,871
145,000	Chrome Bidco SASU 3.50%, 05/31/2028(6)	130,501
	HCA, Inc.
$ 50,000	5.38%, 09/01/2026	50,243
20,000	5.63%, 09/01/2028	20,306
10,000	7.50%, 11/15/2095	11,078
	IQVIA, Inc.
EUR 100,000	2.25%, 01/15/2028(1)	94,361
$ 200,000	5.00%, 05/15/2027(1)	193,985
200,000	Rede D'or Finance S.a.r.l. 4.50%, 01/22/2030(6)	175,000
135,000	Tenet Healthcare Corp. 6.13%, 06/15/2030(1)	130,984
		896,329
	Household Products/Wares - 0.3%
145,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	138,511
	Insurance - 0.2%
115,000	MGIC Investment Corp. 5.25%, 08/15/2028	108,410
	Internet - 0.4%
205,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50%, 03/01/2029(1)	176,812
	IT Services - 0.1%
68,000	McAfee Corp. 7.38%, 02/15/2030(1)	56,703
	Leisure Time - 0.3%
	Carnival Corp.
60,000	6.00%, 05/01/2029(1)	47,400
25,000	10.50%, 06/01/2030(1)	24,062
60,000	MajorDrive Holdings LLC 6.38%, 06/01/2029(1)	47,400
		118,862
	Media - 1.2%
125,000	Cable One, Inc. 4.00%, 11/15/2030(1)	103,192
15,000	DISH Network Corp. 11.75%, 11/15/2027(1)	15,590
	Videotron Ltd.
65,000	3.63%, 06/15/2029(1)	56,555
CAD 170,000	5.63%, 06/15/2025	126,208
$ 200,000	VTR Finance N.V. 6.38%, 07/15/2028(6)	82,440
EUR 210,000	Ziggo B.V. 2.88%, 01/15/2030(6)	186,448
		570,433
	Metal Fabricate/Hardware - 0.4%
	Advanced Drainage Systems, Inc.
$ 145,000	5.00%, 09/30/2027(1)	138,021
30,000	6.38%, 06/15/2030(1)	29,808
		167,829
	Mining - 0.8%
300,000	Constellium SE 3.75%, 04/15/2029(1)	256,443
115,000	FMG Resources August 2006 Pty Ltd. 6.13%, 04/15/2032(1)	112,125
		368,568
	Multi-National - 0.4%
	European Investment Bank
BRL 690,000	9.25%, 01/28/2027(6)	125,006
EGP 2,000,000	10.00%, 12/06/2023(6)	61,138
		186,144
	Office/Business Equipment - 0.3%
	Xerox Holdings Corp.
$ 105,000	5.00%, 08/15/2025(1)	97,671
50,000	5.50%, 08/15/2028(1)	42,406
		140,077
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.0% - (continued)
	Packaging & Containers - 0.8%
	Ball Corp.
EUR 100,000	1.50%, 03/15/2027	$ 96,115
$ 90,000	5.25%, 07/01/2025	89,560
20,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	19,721
200,000	SAN Miguel Industrias Pet S.A. / NG PET R&P Latin America S.A. 3.50%, 08/02/2028(6)	172,074
		377,470
	Pharmaceuticals - 1.0%
63,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	55,711
	Teva Pharmaceutical Finance Netherlands II B.V.
EUR 200,000	3.75%, 05/09/2027	196,032
220,000	4.38%, 05/09/2030	205,438
		457,181
	Real Estate - 2.2%
	CIFI Holdings Group Co., Ltd.
$ 650,000	4.38%, 04/12/2027(6)	195,487
200,000	4.45%, 08/17/2026(6)	61,497
200,000	5.95%, 10/20/2025(6)	61,907
	Country Garden Holdings Co., Ltd.
400,000	3.88%, 10/22/2030(6)	232,287
200,000	5.13%, 01/14/2027(6)	134,009
EUR 100,000	Emeria SASU 7.75%, 03/31/2028	108,605
$ 400,000	KWG Group Holdings Ltd. 6.00%, 08/14/2026(6)	148,000
200,000	Times China Holdings Ltd. 6.20%, 03/22/2026(6)	38,326
250,000	Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(6)(9)	37,188
		1,017,306
	REITS - 0.4%
200,000	Trust Fibra Uno 6.39%, 01/15/2050(6)	175,800
	Retail - 1.2%
200,000	Jollibee Worldwide Pte Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 year USD CMT + 4.784% thereafter)(6)(7)(8)	186,420
148,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	111,305
110,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	91,730
115,000	Specialty Building Products Holdings LLC / SBP Finance Corp. 6.38%, 09/30/2026(1)	103,452
95,000	Yum! Brands, Inc. 3.63%, 03/15/2031	81,020
		573,927
	Software - 0.6%
122,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	101,107
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	142,972
15,000	3.88%, 12/01/2029(1)	12,476
35,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	28,456
		285,011
	Telecommunications - 2.8%
200,000	AXIAN Telecom Co. 7.38%, 02/16/2027(1)	184,250
	Frontier Communications Holdings LLC
80,000	5.00%, 05/01/2028(1)	72,244
95,000	5.88%, 10/15/2027(1)	90,717
6,547	5.88%, 11/01/2029	5,344
25,000	6.75%, 05/01/2029(1)	21,438
200,000	Liquid Telecommunications Financing plc 5.50%, 09/04/2026(6)	152,556

The accompanying notes are an integral part of these financial statements.
54

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.0% - (continued)
	Telecommunications - 2.8% - (continued)
$ 180,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(6)	$ 166,950
200,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(6)	203,000
100,000	Nokia Oyj 4.38%, 06/12/2027	96,000
170,000	Telecom Argentina S.A. 8.00%, 07/18/2026(6)	161,069
230,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(6)	159,362
		1,312,930
	Toys/Games/Hobbies - 0.2%
	Mattel, Inc.
40,000	3.38%, 04/01/2026(1)	37,300
60,000	5.88%, 12/15/2027(1)	59,850
		97,150
	Transportation - 1.2%
170,000	First Student Bidco, Inc. / First Transit Parent, Inc. 4.00%, 07/31/2029(1)	141,541
230,000	Rumo Luxembourg S.a.r.l. 5.25%, 01/10/2028(6)	220,846
200,000	Shriram Finance Ltd. 4.40%, 03/13/2024(6)	192,750
		555,137
	Water - 0.8%
400,000	Aegea Finance S.a.r.l. 6.75%, 05/20/2029(1)	397,680
	Total Corporate Bonds (cost $19,342,769)	$ 16,008,283
FOREIGN GOVERNMENT OBLIGATIONS - 16.1%
	Benin - 0.4%
EUR 200,000	Benin Government International Bond 4.88%, 01/19/2032(6)	$ 170,510
	Bulgaria - 0.1%
100,000	Bulgaria Government International Bond 1.38%, 09/23/2050(6)	60,515
	Chile - 0.2%
CLP 85,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(1)(6)	101,061
	Colombia - 1.1%
	Colombia Government International Bond
EUR 100,000	3.88%, 03/22/2026	104,250
$ 440,000	5.00%, 06/15/2045	308,292
COP 581,200,000	Colombian TES 7.00%, 06/30/2032	89,392
		501,934
	Czech Republic - 0.2%
CZK 2,430,000	Czech Republic Government Bond 2.50%, 08/25/2028(6)	98,495
	Ghana - 0.1%
$ 200,000	Ghana Government International Bond 6.38%, 02/11/2027(6)	74,000
	Hungary - 0.6%
HUF 56,850,000	Hungary Government Bond 3.00%, 08/21/2030	113,276
	Hungary Government International Bond
EUR 45,000	1.50%, 11/17/2050(6)	26,691
150,000	1.63%, 04/28/2032(6)	123,488
		263,455
	Indonesia - 0.5%
$ 230,000	Indonesia Government International Bond 4.63%, 04/15/2043(6)	215,673
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.1% - (continued)
	Ivory Coast - 0.4%
EUR 200,000	Ivory Coast Government International Bond 5.88%, 10/17/2031(6)	$ 182,456
	Japan - 6.9%
	Japan Treasury Discount Bill
JPY 100,000,000	(0.19%), 03/10/2023(10)(11)	769,070
100,000,000	(0.16%), 04/20/2023(10)(11)	769,225
100,000,000	(0.13%), 03/06/2023(10)(11)	769,057
125,000,000	(0.12%), 04/10/2023(10)(11)	961,479
		3,268,831
	Mexico - 1.1%
	Mexico Government International Bond
EUR 150,000	1.13%, 01/17/2030	134,454
200,000	1.45%, 10/25/2033	158,655
100,000	2.13%, 10/25/2051	62,654
$ 206,000	5.00%, 04/27/2051	176,548
		532,311
	North Macedonia - 0.6%
	North Macedonia Government International Bond
EUR 100,000	3.68%, 06/03/2026(1)	100,405
200,000	3.68%, 06/03/2026(6)	200,811
		301,216
	Panama - 0.3%
$ 200,000	Panama Government International Bond 4.50%, 04/01/2056	152,074
	Peru - 0.5%
225,000	Fondo MIVIVIENDA S.A. 4.63%, 04/12/2027(1)	218,450
	Philippines - 0.1%
EUR 100,000	Philippine Government International Bond 1.75%, 04/28/2041	72,896
	Poland - 0.2%
PLN 500,000	Republic of Poland Government Bond 3.75%, 05/25/2027	105,592
	Romania - 0.8%
	Romanian Government International Bond
EUR 80,000	2.12%, 07/16/2031(6)	63,317
81,000	2.75%, 04/14/2041(1)	52,407
30,000	2.75%, 04/14/2041(6)	19,410
354,000	2.88%, 04/13/2042(6)	228,888
		364,022
	Senegal - 0.2%
100,000	Senegal Government International Bond 5.38%, 06/08/2037(1)	75,942
	South Africa - 0.4%
ZAR 1,630,000	Republic of South Africa Government Bond 8.00%, 01/31/2030	85,692
$ 100,000	Republic of South Africa Government International Bond 6.25%, 03/08/2041	88,147
		173,839
	Sri Lanka - 0.3%
	Sri Lanka Government International Bond
200,000	5.75%, 04/18/2023(6)(9)	67,966
200,000	6.85%, 03/14/2024(6)(9)	67,872
		135,838
	Supranational - 1.0%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	105,069

The accompanying notes are an integral part of these financial statements.
55

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 16.1% - (continued)
	Supranational - 1.0% - (continued)
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	$ 117,299
	European Investment Bank
IDR 1,670,000,000	5.75%, 01/24/2025(6)	111,315
MXN 2,485,000	7.50%, 07/30/2023	128,149
		461,832
	Ukraine - 0.1%
	Ukraine Government International Bond
$ 200,000	7.25%, 03/15/2035(6)(9)	38,975
100,000	7.75%, 09/01/2029(6)(9)	21,987
		60,962
	Total Foreign Government Obligations (cost $8,830,051)	$ 7,591,904
SENIOR FLOATING RATE INTERESTS - 12.6%(12)
	Commercial Services - 1.9%
221,445	APX Group, Inc. 8.04%, 07/10/2028, 3 mo. USD LIBOR + 3.250%	$ 218,872
EUR 250,000	Techem Verwaltungsgesellschaft 675 mbH 5.36%, 07/15/2025, 6 mo. EURIBOR + 2.625%	264,572
$ 195,536	Trans Union LLC 6.32%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	194,314
EUR 200,000	Verisure Holding AB 5.38%, 03/27/2028, 3 mo. EURIBOR + 3.250%	205,835
		883,593
	Distribution/Wholesale - 0.4%
$ 196,695	American Builders & Contractors Supply Co., Inc. 6.57%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	196,339
	Electronics - 0.3%
EUR 150,000	Zephyr German BidCo GmbH 5.68%, 03/10/2028, 3 mo. EURIBOR + 3.500%	152,828
	Environmental Control - 0.4%
$ 198,000	Clean Harbors, Inc. 6.57%, 10/08/2028, 1 mo. USD LIBOR + 2.000%	198,198
	Food - 0.3%
114,256	U.S. Foods, Inc. 7.32%, 11/22/2028, 1 mo. USD LIBOR + 2.750%	114,303
	Healthcare - Products - 1.0%
197,182	Agiliti Health, Inc. 7.13%, 01/04/2026, 1 mo. USD LIBOR + 2.750%	196,689
187,011	Avantor Funding, Inc. 6.82%, 11/08/2027, 1 mo. USD LIBOR + 2.250%	186,801
99,250	Medline Borrower L.P. 7.82%, 10/23/2028, 1 mo. USD LIBOR + 3.250%	96,259
		479,749
	Healthcare - Services - 0.9%
147,744	Catalent Pharma Solutions, Inc. 6.56%, 02/22/2028, 1 mo. USD LIBOR + 2.000%	146,974
250,000	IQVIA, Inc. 6.48%, 06/11/2025, 3 mo. USD LIBOR + 1.750%	249,610
		396,584
	Home Builders - 0.2%
113,850	Installed Building Products, Inc. 6.82%, 12/14/2028, 1 mo. USD LIBOR + 2.250%	112,797
	Insurance - 0.2%
98,741	Hub International Ltd. 8.06%, 04/25/2025, 3 mo. USD LIBOR + 3.250%	98,608
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.6%(12) - (continued)
	Internet - 0.7%
$ 170,579	Go Daddy Operating Co. LLC 7.81%, 11/09/2029, 1 mo. USD SOFR + 3.250%	$ 171,028
173,250	Proofpoint, Inc. 7.98%, 08/31/2028, 3 mo. USD LIBOR + 3.250%	169,704
		340,732
	Leisure Time - 0.4%
196,257	Hayward Industries, Inc. 7.07%, 05/30/2028, 1 mo. USD LIBOR + 2.500%	193,559
	Machinery-Diversified - 0.4%
196,085	Gardner Denver, Inc. 6.41%, 03/01/2027, 1 mo. USD SOFR + 1.750%	195,279
	Packaging & Containers - 1.1%
318,400	Clydesdale Acquisition Holdings, Inc. 8.84%, 04/13/2029, 1 mo. USD SOFR + 4.175%	312,376
197,253	Proampac PG Borrower LLC 8.43%, 11/03/2025, 3 mo. USD LIBOR + 3.750%	192,617
		504,993
	Pharmaceuticals - 1.4%
EUR 234,875	Grifols S.A. 4.23%, 11/15/2027, 3 mo. EURIBOR + 2.250%	246,158
290,000	IVC Acquisition Ltd. 6.29%, 02/13/2026, 6 mo. EURIBOR + 4.000%	296,615
$ 138,241	Packaging Coordinators Midco, Inc. 8.23%, 11/30/2027, 3 mo. USD LIBOR + 3.750%	135,451
		678,224
	Retail - 0.5%
246,247	LBM Acquisition LLC 8.85%, 12/17/2027, 6 mo. USD LIBOR + 3.750%	221,879
	Semiconductors - 0.4%
199,500	MKS Instruments, Inc. 7.36%, 08/17/2029, 1 mo. USD SOFR + 2.750%	198,929
	Software - 1.5%
200,000	DCert Buyer, Inc. 11.70%, 02/19/2029, 6 mo. USD LIBOR + 7.000%	182,500
154,225	McAfee LLC 8.18%, 03/01/2029, 1 mo. USD SOFR + 3.750%	145,261
171,351	Surf Holdings LLC 8.23%, 03/05/2027, 3 mo. USD LIBOR + 3.500%	168,750
196,487	Zelis Healthcare Corp. 8.07%, 09/30/2026, 1 mo. USD LIBOR + 3.500%	195,865
		692,376
	Telecommunications - 0.2%
142,940	Xplornet Communications, Inc. 8.57%, 10/02/2028, 1 mo. USD LIBOR + 4.000%	112,974
	Transportation - 0.4%
198,539	First Student Bidco, Inc. 7.73%, 07/21/2028, 3 mo. USD LIBOR + 3.000%	187,207
	Total Senior Floating Rate Interests (cost $6,210,944)	$ 5,959,151
U.S. GOVERNMENT AGENCIES - 10.8%
	Mortgage-Backed Agencies - 10.8%
	FHLMC - 2.2%
65,000	8.66%, 04/25/2042, 1 mo. USD SOFR + 4.350%(1)(2)	$ 64,513
138,715	8.76%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	141,825
115,000	9.56%, 03/25/2042, 1 mo. USD SOFR + 5.250%(1)(2)	114,592

The accompanying notes are an integral part of these financial statements.
56

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.8% - (continued)
	Mortgage-Backed Agencies - 10.8% - (continued)
	FHLMC - 2.2% - (continued)
$ 250,000	9.66%, 10/25/2029, 1 mo. USD LIBOR + 5.150%(2)	$ 269,287
150,000	10.06%, 09/25/2042, 1 mo. USD SOFR + 5.750%(1)(2)	157,407
155,000	10.31%, 07/25/2042, 1 mo. USD SOFR + 6.000%(1)(2)	156,549
139,465	10.51%, 08/25/2050, 1 mo. USD LIBOR + 6.000%(1)(2)	149,067
		1,053,240
	FNMA - 0.1%
25,000	9.56%, 03/25/2042, 1 mo. USD SOFR + 5.250%(1)(2)	25,296
44,000	11.31%, 04/25/2042, 1 mo. USD SOFR + 7.000%(1)(2)	43,643
		68,939
	UMBS - 8.5%
428,000	2.50%, 02/15/2053(13)	374,032
3,660,000	4.50%, 02/15/2053(13)	3,610,965
		3,984,997
	Total U.S. Government Agencies (cost $5,074,916)	$ 5,107,176
U.S. GOVERNMENT SECURITIES - 23.2%
	U.S. Treasury Securities - 23.2%
	U.S. Treasury Bonds - 6.6%
122,993	0.13%, 02/15/2052(14)	$ 84,488
202,653	0.25%, 02/15/2050(14)	145,908
529,000	1.13%, 08/15/2040	349,574
1,095,000	2.50%, 05/15/2046(15)	873,348
845,000	4.00%, 11/15/2042	869,822
755,000	4.00%, 11/15/2052	801,126
		3,124,266
	U.S. Treasury Notes - 16.6%
406,420	0.13%, 07/15/2030(14)(16)	372,914
762,361	0.25%, 07/15/2029(14)	713,135
1,519,210	1.13%, 01/15/2033(14)	1,497,223
2,380,000	1.88%, 02/15/2032(16)	2,082,686
320,000	2.88%, 05/15/2032	303,900
1,000,000	3.25%, 06/30/2029	978,633
990,000	3.50%, 09/15/2025	977,934
890,000	3.88%, 11/30/2027	898,761
		7,825,186
	Total U.S. Government Securities (cost $11,231,027)	$ 10,949,452
CONVERTIBLE PREFERRED STOCKS - 0.5%
	Automobiles & Components - 0.1%
545	Aptiv plc Series A, 5.50%	$ 68,664
	Health Care Equipment & Services - 0.2%
1,400	Becton Dickinson and Co. Series B, 6.00%	70,504
	Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
55	Danaher Corp. Series B, 5.00%	73,920
	Total Convertible Preferred Stocks (cost $242,683)	$ 213,088
ESCROWS - 0.6%(17)
	Consumer Services - 0.2%
100,000	Grifols Escrow Issuer S.A. Expires 10/15/2028(6)	$ 91,996
Shares or Principal Amount			Market Value†
ESCROWS - 0.6%(17) - (continued)
Media & Entertainment - 0.4%
225,000	Scripps Escrow, Inc. Expires 07/15/2027(1)		$ 199,724
	Total Escrows (cost $330,854)		$ 291,720
PREFERRED STOCKS - 0.1%
Utilities - 0.1%
1,049	NextEra Energy, Inc., 6.93%		$ 50,300
	Total Preferred Stocks (cost $51,139)		$ 50,300
	Total Long-Term Investments (cost $56,537,758)		$ 51,123,116
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
$ 11,410	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $11,411; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $11,670		$ 11,410
	Total Short-Term Investments (cost $11,410)		$ 11,410
	Total Investments (cost $56,549,168)	108.4%	$ 51,134,526
	Other Assets and Liabilities	(8.4)%	(3,961,664)
	Total Net Assets	100.0%	$ 47,172,862
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $10,230,044, representing 21.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a zero-coupon bond.

The accompanying notes are an integral part of these financial statements.
57

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $9,804,849, representing 20.8% of net assets.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(11)	The rate shown represents current yield to maturity.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(13)	Represents or includes a TBA transaction.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2023, the market value of securities pledged was $446,644.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $461,158.
(17)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	68	03/22/2023	$ 7,787,063	$ 88,072
U.S. Treasury 10-Year Ultra Future	11	03/22/2023	1,333,234	1,712
U.S. Treasury Ultra Bond Future	9	03/22/2023	1,275,750	53,854
Total				$ 143,638
Short position contracts:
Canadian 10-Year Bond Future	22	03/22/2023	$ 2,081,703	$ (18,010)
Euro BUXL 30-Year Bond Future	5	03/08/2023	781,956	56,980
Euro-BOBL Future	7	03/08/2023	891,756	11,157
Euro-BUND Future	9	03/08/2023	1,337,340	36,551
Euro-Schatz Future	15	03/08/2023	1,722,665	12,590
U.S. Treasury 2-Year Note Future	41	03/31/2023	8,431,586	(16,740)
U.S. Treasury 5-Year Note Future	35	03/31/2023	3,823,476	(19,604)
U.S. Treasury Long Bond Future	3	03/22/2023	389,625	(5,429)
Total				$ 57,495
Total futures contracts				$ 201,133

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.39.V1	USD	195,000	(5.00%)	12/20/2027	Quarterly	$ 1,247	$ (6,400)	$ (7,647)
The accompanying notes are an integral part of these financial statements.
58

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices – (continued):
Sell protection:
CDX.NA.HY.39.V1	USD	640,000	5.00%	12/20/2027	Quarterly	$ 16,589	$ 21,006	$ 4,417
ITRAXX-XOVERS.38.V1	EUR	2,075,000	5.00%	12/20/2027	Quarterly	(195,029)	88,688	283,717
Total						$ (178,440)	$ 109,694	$ 288,134
Total centrally cleared credit default swap contracts						$ (177,193)	$ 103,294	$ 280,487

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	$ 2,217	$ —	$ 3,711	$ 1,494
2.97% Fixed	12 Mo. USD SOFR	USD	550,000	03/15/2053	Annual	1,784	—	1,172	(612)
Total centrally cleared interest rate swaps contracts						$ 4,001	$ —	$ 4,883	$ 882

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,072,000	DKK	2,185,801	USD	SSG	03/15/2023	$ 21,438
91,000	EUR	97,038	USD	MSC	03/15/2023	2,071
135,089	USD	200,000	AUD	BCLY	03/15/2023	(6,086)
128,176	USD	171,000	CAD	TDB	02/28/2023	1
135,827	USD	185,000	CAD	MSC	03/15/2023	(2,860)
2,143,882	USD	15,072,000	DKK	MSC	03/15/2023	(63,357)
4,037,948	USD	3,694,000	EUR	TDB	02/28/2023	18,803
108,854	USD	100,000	EUR	JPM	02/28/2023	53
54,393	USD	50,000	EUR	GSC	02/28/2023	(8)
2,389,271	USD	2,258,000	EUR	BCLY	03/15/2023	(69,937)
285,814	USD	233,000	GBP	BNP	03/15/2023	(1,312)
730,783	USD	100,000,000	JPY	JPM	03/06/2023	(41,776)
708,838	USD	100,000,000	JPY	BNP	03/10/2023	(64,184)
274,136	USD	37,000,000	JPY	BNP	03/15/2023	(12,097)
954,960	USD	125,000,000	JPY	UBS	04/10/2023	(15,543)
712,409	USD	100,000,000	JPY	CBK	04/20/2023	(65,054)
Total foreign currency contracts						$ (299,848)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
59

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 3,735,342	$ —	$ 3,735,342	$ —
Convertible Bonds	1,216,700	—	1,216,700	—
Corporate Bonds	16,008,283	—	16,008,283	—
Foreign Government Obligations	7,591,904	—	7,591,904	—
Senior Floating Rate Interests	5,959,151	—	5,959,151	—
U.S. Government Agencies	5,107,176	—	5,107,176	—
U.S. Government Securities	10,949,452	—	10,949,452	—
Convertible Preferred Stocks	213,088	213,088	—	—
Escrows	291,720	—	291,720	—
Preferred Stocks	50,300	50,300	—	—
Short-Term Investments	11,410	—	11,410	—
Foreign Currency Contracts(2)	42,366	—	42,366	—
Futures Contracts(2)	260,916	260,916	—	—
Swaps - Credit Default(2)	288,134	—	288,134	—
Swaps - Interest Rate(2)	1,494	—	1,494	—
Total	$ 51,727,436	$ 524,304	$ 51,203,132	$ —
Liabilities
Foreign Currency Contracts(2)	$ (342,214)	$ —	$ (342,214)	$ —
Futures Contracts(2)	(59,783)	(59,783)	—	—
Swaps - Interest Rate(2)	(612)	—	(612)	—
Swaps - Credit Default(2)	(7,647)	—	(7,647)	—
Total	$ (410,256)	$ (59,783)	$ (350,473)	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
60

Hartford Total Return Bond ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6%
	Asset-Backed - Automobile - 1.0%
$ 32,893	Chesapeake Funding LLC 1.95%, 09/15/2031(1)	$ 32,879
645,000	Credit Acceptance Auto Loan Trust 1.00%, 05/15/2030(1)	619,867
555,000	DT Auto Owner Trust 5.19%, 10/16/2028	554,516
	Exeter Automobile Receivables Trust
760,000	4.57%, 01/15/2027	748,501
362,000	6.03%, 08/16/2027	367,214
310,000	Flagship Credit Auto Trust 5.05%, 01/18/2028	309,964
195,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	193,242
280,000	GMF Floorplan Owner Revolving Trust 0.68%, 08/15/2025(1)	273,281
	Santander Drive Auto Receivables Trust
220,000	1.48%, 01/15/2027	211,271
1,540,000	4.42%, 11/15/2027	1,517,239
350,000	4.72%, 06/15/2027	347,542
650,000	4.98%, 02/15/2028	648,426
1,430,000	5.95%, 01/17/2028	1,459,356
517,168	Tricolor Auto Securitization Trust 1.00%, 06/17/2024(1)	516,077
	Westlake Automobile Receivables Trust
610,000	1.65%, 02/17/2026(1)	580,919
1,180,000	4.31%, 09/15/2027(1)	1,155,927
355,000	5.41%, 01/18/2028	355,218
		9,891,439
	Asset-Backed - Credit Card - 0.2%
	Mercury Financial Credit Card Master Trust
865,000	1.54%, 03/20/2026(1)	865,000
1,500,000	2.50%, 09/21/2026(1)	1,389,105
		2,254,105
	Asset-Backed - Finance & Insurance - 4.8%
51,922	Atlas Senior Loan Fund Ltd. 5.68%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(1)(2)	51,663
2,400,000	Bain Capital Credit CLO Ltd. 6.00%, 07/25/2034, 3 mo. USD LIBOR + 1.180%(1)(2)	2,364,600
263,972	BHG Securitization Trust 0.90%, 10/17/2034(1)	249,736
1,440,000	BlueMountain CLO Ltd. 5.91%, 04/20/2034, 3 mo. USD LIBOR + 1.100%(1)(2)	1,418,102
3,300,000	Buckhorn Park CLO Ltd. 5.91%, 07/18/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	3,255,437
936,202	Carlyle Global Market Strategies CLO Ltd. 5.79%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	928,244
2,047,000	Carlyle U.S. CLO Ltd. 5.85%, 04/15/2034, 3 mo. USD LIBOR + 1.060%(1)(2)	2,017,599
	CIFC Funding Ltd.
287,946	5.67%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	285,459
970,000	5.79%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(1)(2)	960,596
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	365,425
3,282,893	Galaxy XXIII CLO Ltd. 5.69%, 04/24/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	3,251,301
	Madison Park Funding Ltd.
211,664	5.75%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	210,381
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Asset-Backed - Finance & Insurance - 4.8% - (continued)
$ 1,750,000	5.91%, 07/17/2034, 3 mo. USD LIBOR + 1.120%(1)(2)	$ 1,725,241
191,550	Magnetite Ltd. 5.59%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	189,256
1,300,000	MF1 Ltd. 6.06%, 02/19/2037, 3 mo. USD SOFR + 1.750%(1)(2)	1,238,517
2,490,000	Nassau Ltd. 6.04%, 08/26/2034, 3 mo. USD LIBOR + 1.250%(1)(2)	2,401,010
925,000	OCP CLO Ltd. 5.90%, 04/18/2033, 3 mo. USD SOFR + 1.270%(1)(2)	915,547
	OZLM Ltd.
155,406	5.80%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	154,032
550,000	5.91%, 10/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	543,434
	Progress Residential Trust
1,715,902	1.51%, 10/17/2038(1)	1,516,621
453,826	4.45%, 06/17/2039(1)	440,648
2,065,000	Regatta Funding Ltd. 5.97%, 04/20/2034, 3 mo. USD LIBOR + 1.160%(1)(2)	2,035,906
2,365,000	RR LLC 5.94%, 07/15/2035, 3 mo. USD LIBOR + 1.150%(1)(2)	2,334,562
2,025,000	RR Ltd. 5.90%, 07/15/2036, 3 mo. USD LIBOR + 1.110%(1)(2)	1,996,036
	Sound Point CLO Ltd.
250,000	5.89%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(1)(2)	248,175
2,270,000	5.89%, 04/25/2034, 3 mo. USD LIBOR + 1.070%(1)(2)	2,214,873
950,000	5.94%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(1)(2)	934,860
2,590,000	Symphony CLO Ltd. 5.78%, 04/19/2034, 3 mo. USD LIBOR + 0.980%(1)(2)	2,541,233
2,365,000	THL Credit Wind River CLO Ltd. 6.24%, 10/20/2033, 3 mo. USD LIBOR + 1.430%(1)(2)	2,340,229
2,280,000	Thompson Park CLO Ltd. 5.79%, 04/15/2034, 3 mo. USD LIBOR + 1.000%(1)(2)	2,242,592
150,908	TICP CLO Ltd. 5.65%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(1)(2)	150,212
	Venture CLO Ltd.
2,270,000	5.92%, 04/15/2034, 3 mo. USD LIBOR + 1.130%(1)(2)	2,198,320
915,000	6.03%, 04/15/2034, 3 mo. USD LIBOR + 1.240%(1)(2)	889,907
	Voya CLO Ltd.
514,897	5.69%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	511,129
705,000	5.98%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(1)(2)	700,733
1,830,000	Wellfleet CLO Ltd. 5.98%, 07/20/2032, 3 mo. USD LIBOR + 1.170%(1)(2)	1,787,464
		47,609,080
	Commercial Mortgage-Backed Securities - 4.4%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	890,830
520,000	Barclays Commercial Mortgage Trust 4.60%, 06/15/2055(3)	517,121
	BBCMS Mortgage Trust
715,000	5.44%, 12/15/2055(3)	757,496
235,000	5.71%, 12/15/2055(3)	254,026
	Benchmark Mortgage Trust
20,266,175	0.51%, 07/15/2051(3)(4)	339,702
8,608,590	0.56%, 01/15/2051(3)(4)	169,240

The accompanying notes are an integral part of these financial statements.
61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 8,877,112	1.22%, 03/15/2062(3)(4)	$ 457,235
3,645,206	1.52%, 01/15/2054(3)(4)	314,817
1,861,901	1.79%, 07/15/2053(3)(4)	145,516
2,200,000	3.88%, 02/15/2051(3)	2,115,430
1,180,000	BPR Trust 7.71%, 08/15/2024, 1 mo. USD SOFR + 3.232%(1)(2)	1,176,293
	BX Commercial Mortgage Trust
1,606,928	5.51%, 10/15/2036, 1 mo. USD SOFR + 1.034%(1)(2)	1,599,913
580,000	6.23%, 05/15/2035, 1 mo. USD LIBOR + 1.770%(1)(2)	563,265
1,196,161	BX Trust 6.93%, 08/15/2039, 1 mo. USD SOFR + 2.451%(1)(2)	1,198,030
785,000	CAMB Commercial Mortgage Trust 7.01%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	761,390
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,449,419
	Citigroup Commercial Mortgage Trust
1,300,000	3.62%, 07/10/2047	1,260,634
766,000	4.08%, 11/15/2049(3)	662,140
74,371	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(1)(3)	70,833
	Commercial Mortgage Trust
9,995,904	0.51%, 02/10/2047(3)(4)	34,516
389,000	2.82%, 01/10/2039(1)	341,119
700,000	3.18%, 02/10/2035(1)	655,806
1,470,000	3.61%, 08/10/2049(1)(3)	1,399,659
900,000	3.80%, 08/10/2047	874,845
395,000	3.90%, 01/10/2039(1)(3)	330,757
1,095,125	3.96%, 03/10/2047	1,076,048
360,000	4.24%, 02/10/2047(3)	355,876
725,657	4.27%, 07/10/2045(3)	723,817
12,247,315	CSAIL Commercial Mortgage Trust 0.72%, 06/15/2057(3)(4)	147,835
	DBJPM Mortgage Trust
3,947,200	1.71%, 09/15/2053(3)(4)	272,391
2,660,000	2.89%, 08/10/2049	2,472,497
2,479,528	Extended Stay America Trust 5.54%, 07/15/2038, 1 mo. USD LIBOR + 1.080%(1)(2)	2,444,018
	FirstKey Homes Trust
2,046,849	1.38%, 09/17/2038(1)	1,798,061
671,204	4.15%, 05/17/2039(1)	649,398
	GS Mortgage Securities Trust
6,594,906	0.67%, 02/13/2053(3)(4)	214,399
2,000,000	3.05%, 05/10/2049	1,882,519
2,440,000	3.43%, 08/10/2050	2,299,234
890,000	3.63%, 11/10/2047	859,067
100,000	4.07%, 01/10/2047	98,059
190,000	5.21%, 08/15/2036, 1 mo. USD SOFR + 0.731%(1)(2)	188,730
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	379,052
	JPMBB Commercial Mortgage Securities Trust
81,574	3.36%, 07/15/2045	81,070
100,000	3.93%, 09/15/2047	97,654
100,000	4.00%, 04/15/2047	97,971
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,948,149
358,784	Life Mortgage Trust 5.86%, 03/15/2038, 1 mo. USD LIBOR + 1.400%(1)(2)	342,797
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,366,125
3,944,084	Morgan Stanley Capital Trust 1.32%, 06/15/2050(3)(4)	144,729
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.4% - (continued)
$ 303,680	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	$ 302,088
	Wells Fargo N.A.
5,731,867	0.59%, 11/15/2062(3)(4)	183,598
14,019,552	0.64%, 11/15/2062(3)(4)	491,646
15,633,002	0.69%, 02/15/2061(3)(4)	439,237
5,833,117	0.71%, 11/15/2050(3)(4)	159,109
3,581,979	0.77%, 11/15/2054(3)(4)	107,194
11,025,089	0.88%, 01/15/2063(3)(4)	514,112
3,456,585	0.89%, 05/15/2062(3)(4)	147,636
7,186,246	1.76%, 03/15/2063(3)(4)	712,611
1,790,000	3.44%, 09/15/2060	1,689,605
	WF-RBS Commercial Mortgage Trust
1,025,000	3.61%, 11/15/2047	992,785
100,000	4.00%, 05/15/2047	97,769
100,000	4.05%, 03/15/2047	98,285
		44,215,203
	Other Asset-Backed Securities - 2.9%
151,943	Aaset Trust 3.35%, 01/16/2040(1)	123,086
	Affirm Asset Securitization Trust
149,333	1.90%, 01/15/2025(1)	146,496
60,208	3.46%, 10/15/2024(1)	59,762
565,000	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	561,686
375,000	Arbor Realty Commercial Real Estate Notes Ltd. 5.55%, 05/15/2036, 1 mo. USD LIBOR + 1.100%(1)(2)	368,244
820,000	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	790,453
	CF Hippolyta Issuer LLC
193,858	1.98%, 03/15/2061(1)	165,507
343,234	1.99%, 07/15/2060(1)	291,304
	Domino's Pizza Master Issuer LLC
928,462	2.66%, 04/25/2051(1)	809,126
407,400	3.67%, 10/25/2049(1)	366,798
47,875	4.12%, 07/25/2048(1)	45,834
410,165	Marlette Funding Trust 1.06%, 09/15/2031(1)	401,101
653,290	Navient Private Education Refi Loan Trust 0.97%, 12/16/2069(1)	565,367
2,205,000	NRZ Advance Receivables Trust 1.48%, 09/15/2053(1)	2,134,381
155,358	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	141,932
	Pretium Mortgage Credit Partners LLC
782,778	1.74%, 07/25/2051(1)(5)	715,855
809,605	1.87%, 07/25/2051(1)(5)	716,295
913,359	1.99%, 06/27/2060(1)(5)	840,603
1,571,450	1.99%, 02/25/2061(1)(5)	1,446,504
	Progress Residential Trust
640,000	3.20%, 04/17/2039(1)	594,767
1,746,924	4.44%, 05/17/2041(1)	1,680,778
755,000	4.75%, 10/27/2039(1)	743,073
183,804	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	147,237
310,000	Stack Infrastructure Issuer LLC 1.89%, 08/25/2045(1)	281,914
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	437,482
175,544	Upstart Securitization Trust 0.83%, 07/20/2031(1)	172,121
	Vantage Data Centers Issuer LLC
1,640,000	1.65%, 09/15/2045(1)	1,470,509
967,917	4.20%, 11/15/2043(1)	947,331
1,674,881	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)(5)	1,484,604
588,384	VOLT C LLC 1.99%, 05/25/2051(1)(5)	534,531

The accompanying notes are an integral part of these financial statements.
62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Other Asset-Backed Securities - 2.9% - (continued)
$ 1,208,302	VOLT XCIII LLC 1.89%, 02/27/2051(1)(5)	$ 1,084,366
942,595	VOLT XCIV LLC 2.24%, 02/27/2051(1)(5)	882,414
1,148,992	VOLT XCIX LLC 2.12%, 04/25/2051(1)(5)	1,043,641
813,939	VOLT XCV LLC 2.24%, 03/27/2051(1)(5)	751,033
942,969	VOLT XCVII LLC 2.24%, 04/25/2051(1)(5)	846,372
	Wendy's Funding LLC
2,127,600	2.37%, 06/15/2051(1)	1,800,709
3,274,140	2.78%, 06/15/2051(1)	2,671,420
584,250	3.88%, 03/15/2048(1)	542,924
242,550	Wingstop Funding LLC 2.84%, 12/05/2050(1)	214,427
		29,021,987
	Whole Loan Collateral CMO - 9.3%
1,517,226	510 Asset Backed Trust 2.24%, 06/25/2061(1)(5)	1,398,497
445,315	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(5)	421,800
	Angel Oak Mortgage Trust
589,302	0.91%, 01/25/2066(1)(3)	502,665
1,390,778	0.95%, 07/25/2066(1)(3)	1,203,656
418,381	0.99%, 04/25/2053(1)(3)	386,822
503,328	0.99%, 04/25/2066(1)(3)	420,818
1,077,849	1.07%, 05/25/2066(1)(3)	915,566
540,317	1.24%, 01/20/2065(1)(3)	435,346
990,757	1.82%, 11/25/2066(1)(3)	841,889
2,606,233	2.88%, 12/25/2066(1)(5)	2,378,489
45,536	Bear Stearns Adjustable Rate Mortgage Trust 4.23%, 08/25/2035(3)	41,081
667,550	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	595,959
	BRAVO Residential Funding Trust
370,979	0.94%, 02/25/2049(1)(3)	326,694
334,019	0.97%, 03/25/2060(1)(3)	317,042
1,684,001	1.62%, 03/01/2061(1)(5)	1,522,990
497,090	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	418,418
2,608,228	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(3)	2,491,224
	COLT Mortgage Loan Trust
245,767	0.80%, 07/27/2054(1)	212,179
845,318	0.91%, 06/25/2066(1)(3)	687,660
1,635,332	0.96%, 09/27/2066(1)(3)	1,323,189
988,988	1.34%, 08/25/2066(1)(3)	792,968
2,430,993	1.40%, 10/25/2066(1)(3)	2,084,299
2,562,577	2.28%, 12/27/2066(1)(3)	2,291,326
426,065	4.30%, 03/25/2067(1)(3)	405,750
	Connecticut Avenue Securities Trust
197,203	6.66%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	195,608
27,231	6.81%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	27,231
344,222	6.86%, 07/25/2042, 1 mo. USD SOFR + 2.550%(1)(2)	347,664
	CSMC Trust
241,611	0.81%, 05/25/2065(1)(3)	205,571
592,826	0.83%, 03/25/2056(1)(3)	500,705
802,907	0.94%, 05/25/2066(1)(3)	646,430
1,286,093	1.10%, 05/25/2066(1)(3)	1,055,639
1,031,761	1.18%, 02/25/2066(1)(3)	858,557
523,624	1.80%, 12/27/2060(1)(3)	471,337
1,016,852	1.84%, 10/25/2066(1)(3)	835,554
2,789,516	2.27%, 11/25/2066(1)(3)	2,469,144
371,437	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	321,960
149,008	Eagle RE Ltd. 6.21%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	148,834
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 9.3% - (continued)
	Ellington Financial Mortgage Trust
$ 140,163	0.80%, 02/25/2066(1)(3)	$ 116,686
355,300	0.93%, 06/25/2066(1)(3)	290,485
1,134,714	2.21%, 01/25/2067(1)(3)	977,739
	Fannie Mae Connecticut Avenue Securities
92,304	6.71%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	92,534
114,050	6.86%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	115,054
394,593	8.06%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	403,140
327,694	8.86%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	338,532
461,217	8.91%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	474,172
218,610	9.41%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	227,137
81,354	9.51%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	82,285
150,465	9.51%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	157,306
2,485,941	FirstKey Homes Trust 4.25%, 07/17/2039(1)	2,395,971
	GCAT Trust
665,733	0.87%, 01/25/2066(1)(3)	604,835
736,808	1.04%, 05/25/2066(1)(3)	628,292
1,001,228	1.09%, 05/25/2066(1)(3)	827,011
1,408,531	1.09%, 08/25/2066(1)(3)	1,151,537
762,087	1.92%, 08/25/2066(1)(3)	682,423
	Imperial Fund Mortgage Trust
788,364	1.07%, 09/25/2056(1)(3)	646,547
2,740,510	3.64%, 03/25/2067(1)(5)	2,559,647
	Legacy Mortgage Asset Trust
383,865	1.65%, 11/25/2060(1)(5)	324,179
514,817	1.75%, 04/25/2061(1)(5)	438,929
710,823	1.75%, 07/25/2061(1)(5)	661,836
818,136	LSTAR Securities Investment Ltd. 6.17%, 02/01/2026, 1 mo. USD LIBOR + 1.800%(1)(2)	764,917
568,897	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	539,640
	MFA Trust
85,859	1.01%, 01/26/2065(1)(3)	79,325
595,762	1.03%, 11/25/2064(1)(3)	495,055
445,090	1.15%, 04/25/2065(1)(3)	418,045
15,885	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	15,395
	New Residential Mortgage Loan Trust
493,238	0.94%, 07/25/2055(1)(3)	425,810
354,234	0.94%, 10/25/2058(1)(3)	320,916
2,520,982	2.28%, 04/25/2061(1)(3)	2,227,898
499,055	3.50%, 12/25/2057(1)(3)	476,455
416,351	3.92%, 09/25/2057(1)(3)	389,727
318,751	4.00%, 04/25/2057(1)(3)	303,671
351,626	4.00%, 08/27/2057(1)(3)	333,354
159,634	5.26%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	156,329
1,579,344	NMLT Trust 1.19%, 05/25/2056(1)(3)	1,261,670
	OBX Trust
995,675	1.05%, 07/25/2061(1)(3)	791,462
968,390	1.07%, 02/25/2066(1)(3)	810,010
2,285,722	2.31%, 11/25/2061(1)(3)	2,011,309
417,998	PMT Credit Risk Transfer Trust 7.42%, 02/27/2024, 1 mo. USD LIBOR + 2.900%(1)(2)	404,831

The accompanying notes are an integral part of these financial statements.
63

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 9.3% - (continued)
	Preston Ridge Partners Mortgage Trust LLC
$ 373,486	1.32%, 07/25/2051(1)(5)	$ 336,942
1,007,475	1.79%, 06/25/2026(1)(5)	927,001
957,454	1.79%, 07/25/2026(1)(5)	886,892
1,641,550	1.87%, 04/25/2026(1)(5)	1,514,602
372,780	2.12%, 03/25/2026(1)(3)	352,816
216,370	2.36%, 11/25/2025(1)(5)	208,627
1,780,542	2.36%, 10/25/2026(1)(5)	1,653,750
846,044	2.49%, 10/25/2026(1)(5)	790,192
355,050	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	327,670
	Seasoned Credit Risk Transfer Trust
668,773	2.50%, 08/25/2059	580,393
331,330	3.50%, 08/25/2057(3)	318,059
514,282	3.50%, 11/25/2057	484,420
1,365,288	3.50%, 07/25/2058	1,278,660
548,017	3.50%, 08/25/2058	519,003
1,887,529	3.50%, 10/25/2058	1,771,825
1,352,752	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,162,227
	Starwood Mortgage Residential Trust
282,691	0.94%, 05/25/2065(1)(3)	263,137
1,153,447	1.13%, 06/25/2056(1)(3)	937,270
796,153	1.22%, 05/25/2065(1)(3)	708,519
1,561,838	1.92%, 11/25/2066(1)(3)	1,333,481
63,968	Structured Agency Credit Risk Trust 6.16%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	63,968
1,210,000	Toorak Mortgage Corp. Ltd. 2.24%, 06/25/2024(1)(5)	1,150,377
	Towd Point Mortgage Trust
813,423	1.75%, 10/25/2060(1)	728,721
744,068	2.16%, 01/25/2052(1)(3)	727,813
137,412	2.75%, 10/25/2056(1)(3)	135,363
545,718	2.75%, 06/25/2057(1)(3)	520,460
726,355	2.75%, 10/25/2057(1)(3)	693,810
897,930	2.90%, 10/25/2059(1)(3)	836,308
2,129,837	2.92%, 11/30/2060(1)(3)	1,723,911
743,105	3.25%, 03/25/2058(1)(3)	715,976
84,125	3.25%, 07/25/2058(1)(3)	81,031
49,539	3.75%, 05/25/2058(1)(3)	47,550
858,400	Triangle Re Ltd. 6.21%, 02/25/2034, 3 mo. USD SOFR + 1.900%(1)(2)	856,942
634,191	TRK Trust 1.15%, 07/25/2056(1)(3)	550,332
	VCAT LLC
857,506	1.74%, 05/25/2051(1)(5)	763,126
255,798	2.12%, 03/27/2051(1)(5)	242,368
	Verus Securitization Trust
187,413	0.82%, 10/25/2063(1)(3)	169,193
468,807	0.92%, 02/25/2064(1)(3)	415,661
2,216,590	0.94%, 07/25/2066(1)(3)	1,818,298
2,557,802	1.01%, 09/25/2066(1)(3)	2,140,960
426,474	1.03%, 02/25/2066(1)(3)	369,590
1,079,089	1.82%, 11/25/2066(1)(3)	937,962
2,120,839	1.83%, 10/25/2066(1)(3)	1,835,050
1,723,317	2.72%, 01/25/2067(1)(5)	1,546,855
		92,349,768
	Total Asset & Commercial Mortgage-Backed Securities (cost $244,499,034)	$ 225,341,582
CORPORATE BONDS - 25.2%
	Advertising - 0.0%
80,000	Lamar Media Corp. 4.88%, 01/15/2029	$ 75,290
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Aerospace/Defense - 0.3%
	Boeing Co.
$ 10,000	3.65%, 03/01/2047	$ 7,340
257,000	5.04%, 05/01/2027	259,152
698,000	5.15%, 05/01/2030	701,976
	L3Harris Technologies, Inc.
105,000	2.90%, 12/15/2029	92,856
785,000	3.85%, 06/15/2023	781,539
10,000	4.85%, 04/27/2035	9,753
725,000	Lockheed Martin Corp. 5.10%, 11/15/2027	751,202
155,000	Northrop Grumman Corp. 5.15%, 05/01/2040	157,874
		2,761,692
	Agriculture - 0.4%
	BAT Capital Corp.
98,700	3.56%, 08/15/2027	91,890
516,000	4.74%, 03/16/2032	475,652
1,496,000	BAT International Finance plc 4.45%, 03/16/2028	1,429,143
1,045,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	485,925
	Philip Morris International, Inc.
106,000	4.88%, 11/15/2043	97,713
1,035,000	5.13%, 11/17/2027	1,056,025
455,000	5.63%, 11/17/2029	474,167
		4,110,515
	Apparel - 0.2%
260,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	243,279
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,852,293
		2,095,572
	Auto Manufacturers - 0.1%
150,000	Daimler Truck Finance North America LLC 5.13%, 01/19/2028(1)	151,195
	General Motors Financial Co., Inc.
20,000	1.50%, 06/10/2026	17,760
493,000	3.60%, 06/21/2030	432,941
95,000	4.00%, 10/06/2026	91,383
		693,279
	Auto Parts & Equipment - 0.0%
385,000	Autozone, Inc. 4.75%, 08/01/2032	384,023
	Beverages - 0.2%
120,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	118,598
	Anheuser-Busch InBev Worldwide, Inc.
386,000	4.60%, 04/15/2048	362,967
788,000	5.45%, 01/23/2039	822,744
30,000	5.55%, 01/23/2049	32,008
	Constellation Brands, Inc.
100,000	3.50%, 05/09/2027	95,967
5,000	3.60%, 02/15/2028	4,745
925,000	Keurig Dr Pepper, Inc. 3.95%, 04/15/2029	888,605
		2,325,634
	Biotechnology - 0.3%
	CSL Finance plc
483,000	4.05%, 04/27/2029(1)	466,971
435,000	4.25%, 04/27/2032(1)	423,441
	Royalty Pharma plc
100,000	1.20%, 09/02/2025	90,621
1,969,000	2.15%, 09/02/2031	1,562,206
581,000	2.20%, 09/02/2030	472,413
18,000	3.35%, 09/02/2051	12,036
		3,027,688

The accompanying notes are an integral part of these financial statements.
64

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Chemicals - 0.1%
$ 825,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	$ 834,495
	Commercial Banks - 6.3%
	Bank of America Corp.
155,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 3 mo. USD SOFR + 1.530% thereafter)(7)	124,997
130,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 3 mo. USD SOFR + 1.370% thereafter)(7)	104,324
2,076,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(7)	1,762,016
1,054,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.210% thereafter)(7)	870,358
515,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 3 mo. USD SOFR + 2.150% thereafter)(7)	439,740
4,010,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.320% thereafter)(7)	3,376,957
835,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(7)	747,156
761,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	724,739
5,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(7)	4,276
831,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 3 mo. USD SOFR + 2.040% thereafter)(7)	831,113
239,000	5.02%, 07/22/2033, (5.02% fixed rate until 07/22/2032; 3 mo. USD SOFR + 2.160% thereafter)(7)	238,387
1,975,000	Bank of Ireland Group plc 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 12 mo. USD CMT + 2.650% thereafter)(1)(7)	1,990,507
165,000	Bank of New York Mellon Corp. 4.71%, 02/01/2034	163,867
	Barclays plc
245,000	5.75%, 08/09/2033, (5.75% fixed rate until 08/09/2032; 12 mo. USD CMT + 3.000% thereafter)(7)	246,112
550,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 12 mo. USD CMT + 3.300% thereafter)(7)	595,580
	BNP Paribas S.A.
200,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 3 mo. USD SOFR + 1.218% thereafter)(1)(7)	169,363
1,050,000	2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(7)	978,413
570,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 3 mo. USD SOFR + 1.228% thereafter)(1)(7)	516,174
1,275,000	4.38%, 03/01/2033, (4.38% fixed rate until 03/01/2028; 5 year USD Swap + 1.483% thereafter)(1)(7)	1,170,262
555,000	5.13%, 01/13/2029	558,781
605,000	Credit Suisse AG 7.50%, 02/15/2028	634,286
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Commercial Banks - 6.3% - (continued)
	Credit Suisse Group AG
$ 350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 3 mo. USD SOFR + 1.730% thereafter)(1)(7)	$ 265,408
295,000	4.28%, 01/09/2028(1)	259,888
525,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 3 mo. USD SOFR + 3.700% thereafter)(1)(7)	506,979
3,105,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 3 mo. USD SOFR + 3.920% thereafter)(1)(7)	2,968,605
530,000	Danske Bank A/S 5.38%, 01/12/2024(1)	530,160
	Deutsche Bank AG
700,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 3 mo. USD SOFR + 1.219% thereafter)(7)	617,809
560,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 3 mo. USD SOFR + 3.180% thereafter)(7)	588,355
	Goldman Sachs Group, Inc.
1,575,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.248% thereafter)(7)	1,282,142
1,855,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 3 mo. USD SOFR + 1.281% thereafter)(7)	1,547,522
140,000	2.65%, 10/21/2032, (2.65% fixed rate until 10/21/2031; 3 mo. USD SOFR + 1.264% thereafter)(7)	115,180
10,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 3 mo. USD SOFR + 1.410% thereafter)(7)	8,543
130,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(7)	122,544
2,015,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(7)	1,939,852
15,000	6.25%, 02/01/2041	16,954
	HSBC Holdings plc
630,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 3 mo. USD SOFR + 1.285% thereafter)(7)	533,315
780,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	754,331
1,485,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 3 mo. USD SOFR + 2.530% thereafter)(7)	1,366,816
2,940,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 3 mo. USD SOFR + 2.870% thereafter)(7)	2,928,560
128,000	6.80%, 06/01/2038	137,714
	JP Morgan Chase & Co.
1,385,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 3 mo. USD SOFR + 0.765% thereafter)(7)	1,224,989
745,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 3 mo. USD SOFR + 1.180% thereafter)(7)	616,450
300,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(7)	259,704

The accompanying notes are an integral part of these financial statements.
65

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Commercial Banks - 6.3% - (continued)
$ 1,416,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	$ 1,314,618
490,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	478,307
852,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(7)	814,881
1,870,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 3 mo. USD SOFR + 1.560% thereafter)(7)	1,826,556
220,000	4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 3 mo. USD SOFR + 1.800% thereafter)(7)	213,007
1,224,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.990% thereafter)(7)	1,222,168
240,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.080% thereafter)(7)	238,288
5,000	5.71%, 07/23/2024, 3 mo. USD LIBOR + 0.890%(2)	5,012
	Morgan Stanley
27,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 3 mo. USD SOFR + 0.745% thereafter)(7)	25,015
719,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 3 mo. USD SOFR + 0.879% thereafter)(7)	645,257
1,467,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 3 mo. USD SOFR + 1.034% thereafter)(7)	1,157,637
820,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 3 mo. USD SOFR + 1.178% thereafter)(7)	662,213
1,172,000	2.48%, 01/21/2028, (2.48% fixed rate until 01/21/2027; 3 mo. USD SOFR + 1.000% thereafter)(7)	1,066,995
100,000	2.51%, 10/20/2032, (2.51% fixed rate until 10/20/2031; 3 mo. USD SOFR + 1.200% thereafter)(7)	82,369
504,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(7)	436,409
625,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 3 mo. USD SOFR + 3.120% thereafter)(7)	573,643
1,156,000	4.21%, 04/20/2028, (4.21% fixed rate until 04/20/2027; 3 mo. USD SOFR + 1.610% thereafter)(7)	1,120,614
745,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(7)	723,843
30,000	4.89%, 07/20/2033, (4.89% fixed rate until 07/20/2032; 3 mo. USD SOFR + 2.076% thereafter)(7)	29,637
760,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 3 mo. USD SOFR + 1.730% thereafter)(7)	767,034
120,000	5.95%, 01/19/2038, 5 year USD CMT + 2.430%	122,151
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Commercial Banks - 6.3% - (continued)
$ 160,000	PNC Financial Services Group, Inc. 5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 3 mo. USD SOFR + 1.933% thereafter)(7)	$ 160,868
	Societe Generale S.A.
2,705,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 12 mo. USD CMT + 3.200% thereafter)(1)(7)	2,679,240
1,155,000	6.45%, 01/10/2029, (6.45% fixed rate until 01/10/2028; 12 mo. USD CMT + 2.550% thereafter)(1)(7)	1,196,103
	Standard Chartered plc
200,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 12 mo. USD CMT + 2.450% thereafter)(1)(7)	208,171
1,375,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 12 mo. USD CMT + 3.450% thereafter)(1)(7)	1,518,157
	Truist Financial Corp.
590,000	4.87%, 01/26/2029	592,481
170,000	5.12%, 01/26/2034	171,705
	UBS Group AG
755,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 12 mo. USD CMT + 1.750% thereafter)(1)(7)	741,073
395,000	5.71%, 01/12/2027	399,651
	Wells Fargo & Co.
89,000	2.19%, 04/30/2026, (2.19% fixed rate until 04/30/2025; 3 mo. USD SOFR + 2.000% thereafter)(7)	83,686
200,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD SOFR + 1.432% thereafter)(7)	176,578
790,000	3.00%, 04/22/2026	749,208
254,000	3.00%, 10/23/2026	239,404
1,153,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 3 mo. USD SOFR + 1.500% thereafter)(7)	1,014,865
713,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 3 mo. USD SOFR + 1.320% thereafter)(7)	696,247
664,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 3 mo. USD SOFR + 1.980% thereafter)(7)	661,537
2,738,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 3 mo. USD SOFR + 2.100% thereafter)(7)	2,720,659
322,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD SOFR + 4.502% thereafter)(7)	315,533
		62,690,048
	Commercial Services - 1.0%
	Ashtead Capital, Inc.
425,000	4.00%, 05/01/2028(1)	398,933
1,400,000	4.38%, 08/15/2027(1)	1,340,125
400,000	5.50%, 08/11/2032(1)	400,223
205,000	5.55%, 05/30/2033	205,333
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,872,430
	Howard University (AGM Insured)
100,000	2.39%, 10/01/2027	88,733
100,000	2.70%, 10/01/2029	86,304
325,000	2.80%, 10/01/2030	277,014
105,000	2.90%, 10/01/2031	88,107
265,000	3.48%, 10/01/2041	205,010

The accompanying notes are an integral part of these financial statements.
66

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Commercial Services - 1.0% - (continued)
	Service Corp. International
$ 1,855,000	3.38%, 08/15/2030	$ 1,558,831
2,781,000	5.13%, 06/01/2029	2,663,093
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	232,494
80,000	4.88%, 01/15/2028	77,350
		9,493,980
	Construction Materials - 0.5%
2,330,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,172,580
	Standard Industries, Inc.
549,000	3.38%, 01/15/2031(1)	436,081
2,610,000	4.38%, 07/15/2030(1)	2,231,207
155,000	4.75%, 01/15/2028(1)	145,204
		4,985,072
	Diversified Financial Services - 0.3%
	Capital One Financial Corp.
1,605,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 3 mo. USD SOFR + 2.600% thereafter)(7)	1,574,747
19,000	5.27%, 05/10/2033, (5.27% fixed rate until 05/10/2032; 3 mo. USD SOFR + 2.370% thereafter)(7)	18,553
130,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 3 mo. USD SOFR + 2.080% thereafter)(7)(8)	130,603
	Intercontinental Exchange, Inc.
240,000	4.35%, 06/15/2029	236,409
110,000	4.60%, 03/15/2033	108,638
90,000	4.95%, 06/15/2052	88,256
275,000	OneMain Finance Corp. 6.13%, 03/15/2024	272,654
600,000	Synchrony Financial 7.25%, 02/02/2033	599,095
		3,028,955
	Electric - 2.4%
693,000	AES Corp. 3.30%, 07/15/2025(1)	660,503
	Alabama Power Co.
470,000	3.45%, 10/01/2049	359,639
333,000	4.15%, 08/15/2044	292,542
	Berkshire Hathaway Energy Co.
275,000	1.65%, 05/15/2031	220,296
15,000	4.50%, 02/01/2045	13,879
	Cleco Corporate Holdings LLC
784,000	3.38%, 09/15/2029	674,488
97,000	4.97%, 05/01/2046	85,673
	Consolidated Edison Co. of New York, Inc.
220,000	3.20%, 12/01/2051	162,650
12,000	3.95%, 04/01/2050	10,199
160,000	4.00%, 11/15/2057	131,794
	Dominion Energy, Inc.
95,000	3.38%, 04/01/2030	86,386
975,000	5.38%, 11/15/2032	1,000,499
765,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	694,897
	Duke Energy Corp.
1,143,000	2.55%, 06/15/2031	967,120
77,700	3.75%, 09/01/2046	61,418
750,000	4.50%, 08/15/2032	727,399
	Duke Energy Indiana LLC
220,000	2.75%, 04/01/2050	148,322
921,000	3.25%, 10/01/2049	679,479
	Duke Energy Progress LLC
107,000	3.70%, 10/15/2046	86,215
225,000	4.00%, 04/01/2052	190,983
255,000	Edison International 6.95%, 11/15/2029	276,286
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Electric - 2.4% - (continued)
$ 490,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.440% thereafter)(7)	$ 481,245
525,000	Enel Finance International N.V. 5.00%, 06/15/2032(1)	499,762
	Evergy Metro, Inc.
182,000	2.25%, 06/01/2030	154,457
21,000	4.13%, 04/01/2049	17,983
	Evergy, Inc.
368,000	2.45%, 09/15/2024	352,329
208,000	2.90%, 09/15/2029	184,539
	Georgia Power Co.
473,000	4.30%, 03/15/2042	424,180
70,000	4.70%, 05/15/2032	69,348
248,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	241,255
	ITC Holdings Corp.
621,000	2.95%, 05/14/2030(1)	543,835
55,000	3.25%, 06/30/2026	52,146
9,000	3.35%, 11/15/2027	8,511
	National Rural Utilities Cooperative Finance Corp.
169,000	3.40%, 02/07/2028	160,042
5,000	3.45%, 06/15/2025	4,849
680,000	4.80%, 03/15/2028	685,130
	NextEra Energy Capital Holdings, Inc.
15,000	1.90%, 06/15/2028	13,111
1,200,000	4.63%, 07/15/2027	1,200,049
890,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	762,772
	Oglethorpe Power Corp.
484,000	4.50%, 04/01/2047(1)	410,840
17,000	5.05%, 10/01/2048	15,544
	Pacific Gas and Electric Co.
830,500	2.50%, 02/01/2031	668,494
245,000	4.40%, 03/01/2032	221,466
464,000	4.50%, 07/01/2040	380,718
2,109,000	4.95%, 07/01/2050	1,750,668
290,000	5.25%, 03/01/2052	250,595
750,000	5.90%, 06/15/2032	752,289
190,000	6.15%, 01/15/2033	194,791
	Puget Energy, Inc.
40,000	2.38%, 06/15/2028	35,224
130,000	3.65%, 05/15/2025	124,518
620,000	4.10%, 06/15/2030	570,672
	Sempra Energy
713,000	3.40%, 02/01/2028	674,789
605,000	4.00%, 02/01/2048	505,128
79,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 year USD CMT + 2.868% thereafter)(7)	68,694
	Southern California Edison Co.
930,000	2.75%, 02/01/2032	803,117
13,000	4.05%, 03/15/2042	10,977
680,000	4.70%, 06/01/2027	682,209
270,000	5.85%, 11/01/2027	283,775
	Southern Co.
100,000	0.60%, 02/26/2024	95,528
1,213,000	3.25%, 07/01/2026	1,152,220
5,000	4.25%, 07/01/2036	4,584
153,000	Union Electric Co. 4.00%, 04/01/2048	129,983
	Xcel Energy, Inc.
100,000	1.75%, 03/15/2027	89,839
59,000	4.00%, 06/15/2028	57,477
408,000	4.60%, 06/01/2032	402,910
		23,723,259

The accompanying notes are an integral part of these financial statements.
67

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Energy-Alternate Sources - 0.2%
$ 1,430,000	Energo-Pro AS 8.50%, 02/04/2027(1)	$ 1,358,500
470,000	FS Luxembourg S.a.r.l. 10.00%, 12/15/2025(1)	474,679
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	520,238
		2,353,417
	Engineering & Construction - 0.2%
735,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	600,554
	International Airport Finance S.A.
1,124,666	12.00%, 03/15/2033(1)(9)	1,127,982
518,324	12.00%, 03/15/2033(6)	519,852
		2,248,388
	Entertainment - 0.5%
	Warnermedia Holdings, Inc.
958,000	4.28%, 03/15/2032(1)	849,192
2,070,000	5.14%, 03/15/2052(1)	1,710,715
2,730,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	2,406,495
		4,966,402
	Environmental Control - 0.2%
1,971,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,901,581
	Food - 0.2%
	Conagra Brands, Inc.
107,000	4.30%, 05/01/2024	105,863
135,000	5.40%, 11/01/2048	132,458
245,000	Mondelez International, Inc. 3.00%, 03/17/2032	216,631
	NBM U.S. Holdings, Inc.
835,000	7.00%, 05/14/2026(1)	834,340
575,000	7.00%, 05/14/2026(6)	574,546
		1,863,838
	Gas - 0.1%
	NiSource, Inc.
52,000	1.70%, 02/15/2031	41,240
76,000	2.95%, 09/01/2029	67,921
934,000	3.60%, 05/01/2030	861,839
		971,000
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
1,425,000	6.05%, 04/15/2028	1,444,230
650,000	6.30%, 02/15/2030(1)	661,368
		2,105,598
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	748,185
435,000	3.00%, 09/23/2029(1)	387,544
255,000	5.38%, 12/06/2032(1)	266,215
200,000	5.75%, 12/06/2052(1)	214,426
1,550,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,458,628
100,000	Baxter International, Inc. 2.60%, 08/15/2026	93,026
995,000	Baxter International, Inc. 2.54%, 02/01/2032	811,990
	GE HealthCare Technologies, Inc.
585,000	5.65%, 11/15/2027(1)	604,871
355,000	5.86%, 03/15/2030(1)	375,986
	GSK Consumer Healthcare Capital U.S. LLC
730,000	3.38%, 03/24/2029	671,827
255,000	3.63%, 03/24/2032	232,727
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	616,573
		6,481,998
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Healthcare - Services - 0.8%
	Centene Corp.
$ 470,000	2.45%, 07/15/2028	$ 407,415
215,000	4.25%, 12/15/2027	206,333
1,805,000	4.63%, 12/15/2029	1,711,086
	Humana, Inc.
100,000	1.35%, 02/03/2027	87,918
945,000	3.70%, 03/23/2029	888,566
5,000	4.63%, 12/01/2042	4,588
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	769
795,000	3.00%, 06/01/2051	583,047
352,000	Sutter Health 3.36%, 08/15/2050	262,526
	UnitedHealth Group, Inc.
100,000	1.15%, 05/15/2026	90,413
1,043,000	2.75%, 05/15/2040	805,157
11,000	3.85%, 06/15/2028	10,722
738,000	4.00%, 05/15/2029	722,160
110,000	4.45%, 12/15/2048	103,714
125,000	4.95%, 05/15/2062	124,773
1,000,000	5.25%, 02/15/2028	1,040,656
740,000	5.35%, 02/15/2033	785,823
60,000	5.88%, 02/15/2053	68,271
140,000	6.05%, 02/15/2063	162,657
		8,066,594
	Home Builders - 0.1%
112,000	PulteGroup, Inc. 5.50%, 03/01/2026	112,970
	Taylor Morrison Communities, Inc.
170,000	5.13%, 08/01/2030(1)	155,465
1,191,000	5.75%, 01/15/2028(1)	1,155,288
65,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.63%, 03/01/2024(1)	64,625
		1,488,348
	Insurance - 0.6%
	Athene Global Funding
890,000	2.65%, 10/04/2031(1)	707,976
1,810,000	2.72%, 01/07/2029(1)	1,548,326
	Corebridge Financial, Inc.
150,000	3.90%, 04/05/2032(1)	136,266
2,060,000	6.88%, 12/15/2052, (6.88% fixed rate until 09/15/2027; 5 year USD CMT + 3.846% thereafter)(1)(7)	2,038,480
1,639,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,404,760
260,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	254,691
		6,090,499
	Internet - 0.6%
3,015,000	Gen Digital, Inc. 5.00%, 04/15/2025(1)	2,954,700
	Go Daddy Operating Co. LLC / GD Finance Co., Inc.
775,000	3.50%, 03/01/2029(1)	668,437
2,383,000	5.25%, 12/01/2027(1)	2,306,220
		5,929,357
	Iron/Steel - 0.1%
495,000	ArcelorMittal S.A. 6.80%, 11/29/2032	519,029
	Metinvest B.V.
EUR 440,000	5.63%, 06/17/2025(1)	258,953
$ 200,000	7.75%, 10/17/2029(1)	97,758
	Steel Dynamics, Inc.
45,000	3.25%, 10/15/2050	32,695
195,000	3.45%, 04/15/2030	178,810
		1,087,245

The accompanying notes are an integral part of these financial statements.
68

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	IT Services - 0.2%
$ 2,505,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	$ 2,266,349
	Machinery-Diversified - 0.1%
868,000	Otis Worldwide Corp. 2.57%, 02/15/2030	755,614
	Media - 1.4%
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	3.50%, 06/01/2041	7,000
529,000	3.50%, 03/01/2042	365,070
75,000	4.20%, 03/15/2028	71,221
1,234,000	5.05%, 03/30/2029	1,199,759
997,000	5.13%, 07/01/2049	820,824
930,000	5.38%, 05/01/2047	789,899
802,000	5.75%, 04/01/2048	710,334
1,204,000	6.48%, 10/23/2045	1,181,161
	Comcast Corp.
100,000	2.65%, 08/15/2062	62,206
2,000	2.89%, 11/01/2051	1,386
201,000	3.20%, 07/15/2036	171,531
473,000	3.75%, 04/01/2040	416,784
	Cox Communications, Inc.
645,000	2.60%, 06/15/2031(1)	533,804
67,000	3.15%, 08/15/2024(1)	64,979
	Discovery Communications LLC
75,600	3.95%, 03/20/2028	70,523
15,000	4.00%, 09/15/2055	10,253
444,000	5.20%, 09/20/2047	368,985
793,000	5.30%, 05/15/2049	668,559
1,173,000	6.35%, 06/01/2040	1,157,802
	Paramount Global
23,000	4.00%, 01/15/2026	22,291
55,000	4.20%, 06/01/2029	50,924
680,000	4.20%, 05/19/2032	584,534
126,000	4.38%, 03/15/2043	92,496
79,000	4.90%, 08/15/2044	61,840
1,664,000	4.95%, 01/15/2031	1,532,399
595,000	5.25%, 04/01/2044	482,307
	Sirius XM Radio, Inc.
2,075,000	3.13%, 09/01/2026(1)	1,867,418
75,000	4.00%, 07/15/2028(1)	66,758
141,000	4.13%, 07/01/2030(1)	120,738
		13,553,785
	Mining - 0.1%
1,085,000	Anglo American Capital plc 2.63%, 09/10/2030(1)	919,832
508,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	482,662
		1,402,494
	Office/Business Equipment - 0.3%
	CDW LLC / CDW Finance Corp.
225,000	2.67%, 12/01/2026	202,097
2,674,000	3.25%, 02/15/2029	2,316,229
210,000	3.28%, 12/01/2028	184,384
195,000	3.57%, 12/01/2031	167,495
19,000	4.25%, 04/01/2028	17,642
		2,887,847
	Oil & Gas - 1.2%
	Aker BP ASA
420,000	3.10%, 07/15/2031(1)	355,919
165,000	4.00%, 01/15/2031(1)	150,059
	BP Capital Markets America, Inc.
390,000	2.94%, 06/04/2051	277,499
31,000	3.00%, 02/24/2050	22,477
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Oil & Gas - 1.2% - (continued)
$ 100,000	3.06%, 06/17/2041	$ 79,449
731,000	3.63%, 04/06/2030	693,943
181,000	ConocoPhillips Co. 4.03%, 03/15/2062	154,750
287,000	Continental Resources, Inc. 5.75%, 01/15/2031(1)	281,084
	Diamondback Energy, Inc.
210,000	6.25%, 03/15/2033	222,979
480,000	6.25%, 03/15/2053	499,080
	Ecopetrol S.A.
780,000	4.63%, 11/02/2031	616,902
725,000	8.88%, 01/13/2033	744,212
	Energean Israel Finance Ltd.
495,000	4.50%, 03/30/2024(1)(6)	482,625
709,000	5.88%, 03/30/2031(1)(6)	639,873
	Equinor ASA
175,000	3.25%, 11/18/2049	136,342
200,000	3.70%, 04/06/2050	169,196
5,000	5.10%, 08/17/2040	5,191
719,000	Hess Corp. 7.30%, 08/15/2031	803,380
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(6)	1,205,094
	Ovintiv, Inc.
180,000	6.50%, 08/15/2034	190,974
545,000	6.63%, 08/15/2037	572,577
	Shell International Finance B.V.
8,000	2.88%, 11/26/2041	6,184
552,000	3.00%, 11/26/2051	402,815
99,000	3.25%, 04/06/2050	76,731
22,000	3.88%, 11/13/2028	21,590
600,000	Tullow Oil plc 7.00%, 03/01/2025(1)	426,461
1,170,000	Var Energi ASA 7.50%, 01/15/2028(1)	1,221,219
2,025,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	1,959,187
		12,417,792
	Packaging & Containers - 0.3%
3,265,000	Ball Corp. 4.00%, 11/15/2023	3,218,604
	Pharmaceuticals - 0.0%
	CVS Health Corp.
315,000	4.13%, 04/01/2040	274,107
52,000	5.13%, 07/20/2045	49,828
		323,935
	Pipelines - 1.0%
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	179,282
	Energy Transfer L.P.
75,100	4.25%, 04/01/2024	74,239
415,000	5.15%, 02/01/2043	370,256
540,000	5.55%, 02/15/2028	548,764
415,000	5.75%, 02/15/2033	426,139
136,000	5.95%, 12/01/2025	138,968
9,000	6.10%, 02/15/2042	8,825
	Enterprise Products Operating LLC
7,000	4.90%, 05/15/2046	6,565
245,000	4.95%, 10/15/2054	224,001
310,000	5.35%, 01/31/2033	321,472
	EQM Midstream Partners L.P.
60,000	5.50%, 07/15/2028	55,350
55,000	6.50%, 07/01/2027(1)	54,011
551,889	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	450,820
	MPLX L.P.
286,000	1.75%, 03/01/2026	259,757
5,000	4.90%, 04/15/2058	4,227
505,000	4.95%, 09/01/2032	495,902
480,000	4.95%, 03/14/2052	422,804

The accompanying notes are an integral part of these financial statements.
69

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Pipelines - 1.0% - (continued)
$ 484,000	NGPL PipeCo LLC 3.25%, 07/15/2031(1)	$ 408,552
	ONEOK, Inc.
747,000	3.10%, 03/15/2030	655,522
465,000	3.40%, 09/01/2029	415,945
205,000	4.55%, 07/15/2028	199,635
60,000	6.00%, 06/15/2035	59,765
385,000	6.10%, 11/15/2032	403,859
	Plains All American Pipeline L.P. / PAA Finance Corp.
794,000	3.80%, 09/15/2030	719,760
214,000	4.90%, 02/15/2045	179,500
	Targa Resources Corp.
503,000	4.20%, 02/01/2033	454,624
330,000	6.13%, 03/15/2033	343,348
465,000	6.25%, 07/01/2052	468,644
	Transcontinental Gas Pipe Line Co. LLC
365,000	3.25%, 05/15/2030	328,224
35,000	4.00%, 03/15/2028	33,730
	Williams Cos., Inc.
104,000	3.90%, 01/15/2025	101,817
85,000	4.00%, 09/15/2025	83,068
60,000	4.50%, 11/15/2023	59,792
535,000	4.65%, 08/15/2032	520,702
		9,477,869
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
100,000	1.45%, 09/15/2026	88,478
345,000	3.65%, 03/15/2027	327,258
	Crown Castle, Inc.
695,000	2.90%, 03/15/2027	645,050
5,000	4.75%, 05/15/2047	4,492
600,000	5.00%, 01/11/2028	605,363
605,000	EPR Properties 4.95%, 04/15/2028	546,096
	GLP Capital L.P. / GLP Financing II, Inc.
6,000	4.00%, 01/15/2030	5,420
890,000	4.00%, 01/15/2031	785,610
260,000	5.30%, 01/15/2029	253,172
158,000	5.75%, 06/01/2028	160,937
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	637,844
	VICI Properties L.P.
1,293,000	4.95%, 02/15/2030	1,249,525
350,000	5.13%, 05/15/2032	334,810
		5,644,055
	Retail - 0.7%
70,000	AutoZone, Inc. 3.13%, 04/21/2026	66,802
	FirstCash, Inc.
2,699,000	4.63%, 09/01/2028(1)	2,411,846
810,000	5.63%, 01/01/2030(1)	741,095
	Gap, Inc.
2,024,000	3.63%, 10/01/2029(1)	1,553,420
1,726,000	3.88%, 10/01/2031(1)	1,285,715
	O'Reilly Automotive, Inc.
22,000	4.35%, 06/01/2028	21,784
390,000	4.70%, 06/15/2032	388,169
		6,468,831
	Semiconductors - 0.5%
	Broadcom, Inc.
100,000	3.19%, 11/15/2036(1)	76,176
1,026,000	3.42%, 04/15/2033(1)	858,221
110,000	3.63%, 10/15/2024	107,731
1,270,000	4.00%, 04/15/2029(1)	1,186,597
	Intel Corp.
669,000	3.05%, 08/12/2051	460,346
615,000	4.90%, 08/05/2052	577,694
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Semiconductors - 0.5% - (continued)
	Marvell Technology, Inc.
$ 611,000	2.45%, 04/15/2028	$ 534,507
265,000	2.95%, 04/15/2031	223,523
40,000	4.88%, 06/22/2028	39,461
	NVIDIA Corp.
628,000	3.50%, 04/01/2040	543,719
5,000	3.50%, 04/01/2050	4,068
80,000	NXP B.V. / NXP Funding LLC 5.55%, 12/01/2028	81,987
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
95,000	3.15%, 05/01/2027	88,404
101,000	4.30%, 06/18/2029	96,935
	Qorvo, Inc.
245,000	3.38%, 04/01/2031(1)	202,612
19,000	4.38%, 10/15/2029	17,147
		5,099,128
	Software - 1.3%
3,175,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,824,353
752,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	693,472
	MSCI, Inc.
584,000	3.63%, 11/01/2031(1)	499,211
341,000	3.88%, 02/15/2031(1)	300,830
395,000	4.00%, 11/15/2029(1)	359,450
	Open Text Corp.
2,395,000	3.88%, 12/01/2029(1)	1,991,982
895,000	6.90%, 12/01/2027(1)	917,375
380,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	308,951
	Oracle Corp.
151,000	3.60%, 04/01/2040	119,236
614,000	3.60%, 04/01/2050	449,319
6,000	3.80%, 11/15/2037	5,024
1,144,000	3.85%, 04/01/2060	820,831
95,000	4.00%, 07/15/2046	75,004
295,000	4.00%, 11/15/2047	232,577
35,000	4.13%, 05/15/2045	28,281
888,000	6.15%, 11/09/2029	947,928
2,260,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,173,574
		12,747,398
	Telecommunications - 0.5%
	AT&T, Inc.
781,000	3.55%, 09/15/2055	568,455
45,000	3.65%, 06/01/2051	34,391
1,787,000	3.80%, 12/01/2057	1,347,573
5,000	4.75%, 05/15/2046	4,586
	Rogers Communications, Inc.
100,000	2.90%, 11/15/2026	92,972
35,000	3.80%, 03/15/2032(1)	31,420
6,000	4.30%, 02/15/2048	4,852
565,000	4.55%, 03/15/2052(1)	472,045
	T-Mobile USA, Inc.
647,000	2.05%, 02/15/2028	568,717
100,000	3.75%, 04/15/2027	96,034
76,000	3.88%, 04/15/2030	70,979
230,000	5.20%, 01/15/2033	234,023
5,000	5.80%, 09/15/2062	5,218
	Verizon Communications, Inc.
12,000	1.75%, 01/20/2031	9,643
934,000	2.36%, 03/15/2032	767,067
100,000	2.55%, 03/21/2031	84,937
744,000	2.65%, 11/20/2040	535,262
35,000	2.88%, 11/20/2050	23,534
		4,951,708

The accompanying notes are an integral part of these financial statements.
70

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.2% - (continued)
	Trucking & Leasing - 0.4%
$ 1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	$ 1,524,638
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
885,000	2.70%, 11/01/2024(1)	843,542
955,000	4.00%, 07/15/2025(1)	922,605
600,000	4.40%, 07/01/2027(1)	584,213
		3,874,998
	Total Corporate Bonds (cost $270,820,578)	$ 250,874,174
FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
	Angola - 0.1%
	Angolan Government International Bond
580,000	8.00%, 11/26/2029(6)	$ 537,637
290,000	8.75%, 04/14/2032(1)	267,864
		805,501
	Benin - 0.1%
	Benin Government International Bond
EUR 1,130,000	4.95%, 01/22/2035(1)	894,680
560,000	4.95%, 01/22/2035(6)	443,381
		1,338,061
	Bermuda - 0.1%
	Bermuda Government International Bond
$ 455,000	2.38%, 08/20/2030(1)	389,025
825,000	5.00%, 07/15/2032(1)	828,267
		1,217,292
	Brazil - 0.4%
BRL 22,100,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,722,616
	Chile - 0.1%
EUR 935,000	Chile Government International Bond 1.25%, 01/22/2051	555,496
	Colombia - 0.2%
	Colombia Government International Bond
$ 1,175,000	5.00%, 06/15/2045	823,280
200,000	5.20%, 05/15/2049	140,693
1,410,000	5.63%, 02/26/2044	1,072,870
		2,036,843
	Egypt - 0.0%
200,000	Egypt Government International Bond 8.50%, 01/31/2047(6)	140,779
	Ghana - 0.0%
204,000	Ghana Government International Bond 6.38%, 02/11/2027(1)	75,480
	Hungary - 0.3%
	Hungary Government International Bond
EUR 2,980,000	1.63%, 04/28/2032(6)	2,453,304
$ 525,000	6.75%, 09/25/2052(1)	553,875
		3,007,179
	Indonesia - 0.2%
	Indonesia Government International Bond
EUR 2,600,000	1.10%, 03/12/2033	2,100,460
100,000	2.15%, 07/18/2024(6)	106,413
145,000	2.63%, 06/14/2023(6)	157,080
		2,363,953
	Ivory Coast - 0.1%
845,000	Ivory Coast Government International Bond 4.88%, 01/30/2032(6)	718,293
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.2% - (continued)
	Mexico - 0.3%
	Mexico Government International Bond
EUR 200,000	1.13%, 01/17/2030	$ 179,272
3,000,000	1.45%, 10/25/2033	2,379,818
$ 330,000	6.35%, 02/09/2035	350,283
		2,909,373
	North Macedonia - 0.2%
	North Macedonia Government International Bond
EUR 770,000	2.75%, 01/18/2025(6)	782,708
985,000	3.68%, 06/03/2026(1)	988,992
500,000	3.68%, 06/03/2026(6)	502,027
		2,273,727
	Panama - 0.2%
	Panama Government International Bond
$ 2,645,000	3.87%, 07/23/2060	1,768,055
400,000	4.50%, 01/19/2063	298,044
		2,066,099
	Philippines - 0.2%
	Philippine Government International Bond
EUR 1,400,000	1.20%, 04/28/2033	1,173,924
420,000	1.75%, 04/28/2041	306,162
$ 305,000	5.00%, 07/17/2033	309,907
		1,789,993
	Romania - 0.5%
	Romanian Government International Bond
EUR 1,265,000	2.63%, 12/02/2040(1)	817,072
2,145,000	2.75%, 04/14/2041(6)	1,387,813
750,000	3.38%, 02/08/2038(6)	576,324
1,589,000	4.63%, 04/03/2049(6)	1,286,748
$ 392,000	7.63%, 01/17/2053	422,488
		4,490,445
	Saudi Arabia - 0.1%
	Saudi Government International Bond
EUR 1,325,000	2.00%, 07/09/2039(6)	1,072,067
$ 250,000	5.00%, 01/18/2053(1)	238,185
		1,310,252
	United Arab Emirates - 0.1%
1,460,000	Finance Department Government of Sharjah 3.63%, 03/10/2033(1)	1,222,137
	Total Foreign Government Obligations (cost $43,693,882)	$ 32,043,519
MUNICIPAL BONDS - 1.2%
	Development - 0.2%
1,705,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$ 1,667,836
	General - 0.4%
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,515,237
1,430,000	Florida State Board of Administration Finance Corp., Rev 1.26%, 07/01/2025	1,319,995
1,530,000	Philadelphia, PA, Auth Industrial Dev Rev, (NATL Insured) 6.55%, 10/15/2028	1,641,096
		4,476,328
	General Obligation - 0.1%
10,000	California State, GO Taxable 7.55%, 04/01/2039	13,316
335,000	State of California, GO Taxable 7.30%, 10/01/2039	426,888

The accompanying notes are an integral part of these financial statements.
71

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 1.2% - (continued)
	General Obligation - 0.1% - (continued)
	State of Illinois, GO
$ 276,818	4.95%, 06/01/2023	$ 276,784
190,000	6.88%, 07/01/2025	194,789
		911,777
	School District - 0.2%
	Chicago, IL, Board of Education, GO
270,000	6.04%, 12/01/2029	263,541
220,000	6.14%, 12/01/2039	204,460
1,335,000	6.32%, 11/01/2029	1,324,816
		1,792,817
	Transportation - 0.3%
250,000	Chicago, IL, Transit Auth Rev 3.91%, 12/01/2040	221,277
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	614,674
1,840,000	5.18%, 11/15/2049	1,697,236
		2,533,187
	Utility - Electric - 0.0%
367,000	Municipal Electric Auth, GA, Rev 6.64%, 04/01/2057	417,815
	Total Municipal Bonds (cost $12,693,382)	$ 11,799,760
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Entertainment - 0.0%
	Crown Finance U.S., Inc.
281,601	4.00%, 02/28/2025, 3 mo. USD LIBOR + 2.500%	$ 46,430
139,269	14.62%, 09/07/2023, 3 mo. USD SOFR + 10.000%	140,301
		186,731
	Healthcare - Services - 0.0%
148,875	EyeCare Partners LLC 8.48%, 11/15/2028, 3 mo. USD LIBOR + 3.750%	123,641
	Total Senior Floating Rate Interests (cost $557,943)	$ 310,372
U.S. GOVERNMENT AGENCIES - 40.8%
	Mortgage-Backed Agencies - 40.8%
	FHLMC - 4.0%
3,108,791	0.48%, 01/25/2034(3)(4)	$ 116,622
1,563,056	0.64%, 10/25/2026(3)(4)	28,543
6,572,205	0.72%, 12/25/2030(3)(4)	291,973
3,306,494	0.75%, 06/25/2027(3)(4)	89,519
1,474,524	0.88%, 11/25/2030(3)(4)	77,247
677,709	1.00%, 10/25/2040	549,858
1,310,775	1.00%, 02/25/2051	1,124,140
2,588,028	1.02%, 10/25/2030(3)(4)	154,214
4,266,342	1.12%, 06/25/2030(3)(4)	276,280
3,435,986	1.13%, 01/25/2030(3)(4)	208,765
3,318,656	1.43%, 05/25/2030(3)(4)	271,161
5,580,926	1.50%, 05/15/2037	339,867
2,074,701	1.57%, 05/25/2030(3)(4)	184,381
259,095	1.75%, 10/15/2042	227,636
197,035	2.00%, 12/01/2040	173,134
1,145,065	2.00%, 05/01/2041	1,006,158
1,285,834	2.00%, 12/01/2041	1,118,686
750,233	2.00%, 10/01/2050	634,297
943,394	2.00%, 02/01/2051	801,911
4,649,348	2.00%, 03/01/2051	3,934,586
1,566,108	2.00%, 04/01/2051	1,321,940
866,121	2.00%, 05/01/2051	741,019
369,143	2.00%, 08/01/2051	311,389
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	FHLMC - 4.0% - (continued)
$ 375,648	2.00%, 11/01/2051	$ 318,250
1,352,464	2.00%, 01/01/2052	1,139,312
1,455,222	2.00%, 04/01/2052	1,235,659
3,148,023	2.50%, 04/25/2036(4)	326,960
551,261	2.50%, 05/01/2050	489,310
679,187	2.50%, 06/01/2050	599,420
1,677,957	2.50%, 06/25/2050(4)	247,980
2,039,740	2.50%, 07/01/2050	1,800,181
1,082,291	2.50%, 08/01/2050	955,371
566,179	2.50%, 09/01/2050	499,788
403,661	2.50%, 05/01/2051	355,508
365,812	2.50%, 08/01/2051	321,767
623,249	2.50%, 10/01/2051	545,619
1,720,286	2.50%, 03/15/2052(4)	252,529
455,697	2.50%, 04/01/2052	398,911
1,407,696	3.00%, 10/01/2032	1,362,568
4,350	3.00%, 05/15/2041	4,096
840,629	3.00%, 06/15/2044(11)	758,575
515,812	3.00%, 07/15/2045	464,509
97,633	3.00%, 07/01/2047	90,374
143,542	3.00%, 01/01/2048	132,290
1,224,737	3.00%, 07/01/2050	1,125,840
816,174	3.00%, 08/01/2050	744,067
1,207,005	3.00%, 10/01/2051	1,106,862
460,975	3.00%, 01/01/2052	422,336
589,865	3.00%, 05/01/2052	539,443
1,425,726	3.50%, 01/15/2033(4)	155,866
596,483	3.50%, 05/15/2034(4)	49,098
729,511	3.50%, 10/15/2042	679,000
241,570	3.50%, 10/15/2045	224,201
723,778	3.50%, 12/01/2046	692,482
666,239	3.50%, 12/15/2046	628,925
462,557	3.50%, 01/01/2047	446,252
245,228	3.50%, 03/15/2047	229,361
134,254	3.50%, 06/01/2047	128,454
164,111	3.50%, 12/01/2047	156,792
176,054	3.50%, 01/01/2048	168,430
254,334	3.50%, 12/01/2048	242,724
374,227	4.00%, 05/01/2038	368,212
468,628	4.00%, 05/25/2040(4)	69,406
750,657	4.00%, 09/15/2041	732,868
10,424	4.00%, 01/01/2042	10,286
171,682	4.00%, 03/01/2042	169,587
4,751	4.00%, 04/01/2042	4,689
6,634	4.00%, 06/01/2042	6,566
216,658	4.00%, 11/01/2047	213,243
436,802	4.00%, 12/01/2047	436,994
1,494,226	4.00%, 04/01/2049	1,463,846
731,378	4.00%, 07/01/2049	717,349
104,192	5.00%, 09/01/2035	106,948
347,630	5.00%, 09/15/2036(4)	60,986
1,137,086	5.00%, 03/15/2045(4)	244,072
159,349	5.00%, 02/15/2048(4)	33,107
50,787	5.00%, 09/01/2048	51,764
32,030	5.00%, 02/01/2049	32,617
12,055	5.50%, 02/01/2029	12,250
15,319	5.50%, 12/01/2038	15,568
476,376	5.50%, 05/15/2040(4)	96,530
445,800	5.50%, 06/15/2046(4)	89,923
401,957	5.50%, 10/15/2046(4)	78,211
361,088	5.50%, 02/01/2049	372,252
40,073	5.50%, 03/01/2049	41,312
530,585	8.76%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	542,481
		39,993,503

The accompanying notes are an integral part of these financial statements.
72

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	FNMA - 14.1%
$ 150,158	0.00%, 06/25/2041(12)(13)	$ 119,397
2,429,219	0.31%, 01/25/2030(3)(4)	27,669
6,672,237	1.20%, 06/25/2034(3)(4)	591,033
4,463,735	1.39%, 05/25/2029(3)(4)	249,117
3,860,940	1.50%, 11/25/2035(4)	228,033
225,000	1.50%, 07/01/2051	179,966
3,949,607	1.50%, 09/01/2051	3,158,494
693,064	2.00%, 09/01/2040	609,007
2,500,786	2.00%, 12/01/2040	2,197,459
668,349	2.00%, 04/01/2041	587,275
238,422	2.00%, 05/01/2041	209,501
2,779	2.00%, 09/25/2041	2,556
936,133	2.00%, 10/01/2041	814,449
4,864	2.00%, 12/25/2041	4,443
594,438	2.00%, 02/01/2042	522,333
347,461	2.00%, 03/25/2044	320,435
363,231	2.00%, 05/25/2044	331,544
2,418,280	2.00%, 10/01/2050	2,051,107
1,873,448	2.00%, 12/01/2050	1,583,874
4,068,226	2.00%, 02/01/2051	3,436,853
6,429,210	2.00%, 03/01/2051	5,428,768
8,275,885	2.00%, 04/01/2051	6,989,918
1,225,443	2.00%, 05/01/2051	1,034,591
285,623	2.00%, 07/01/2051	240,995
1,567,218	2.00%, 09/01/2051	1,326,774
9,410,752	2.00%, 04/01/2052	7,927,262
412,619	2.25%, 04/01/2033	351,976
947,022	2.50%, 06/25/2045	786,255
8,846	2.50%, 03/25/2046	8,211
660,424	2.50%, 06/01/2050	583,133
464,428	2.50%, 07/01/2050	409,907
1,709,405	2.50%, 10/01/2050	1,522,816
411,520	2.50%, 01/01/2051	364,199
1,705,877	2.50%, 02/25/2051(4)	275,134
6,447,946	2.50%, 05/01/2051	5,672,967
1,576,772	2.50%, 06/01/2051	1,380,840
2,675,864	2.50%, 08/01/2051	2,367,194
577,995	2.50%, 09/01/2051	508,797
1,187,495	2.50%, 10/01/2051	1,039,642
7,042,600	2.50%, 11/01/2051	6,266,122
2,523,548	2.50%, 12/01/2051	2,227,623
1,003,138	2.50%, 01/01/2052	887,204
4,616,448	2.50%, 02/01/2052	4,054,900
636,828	2.50%, 03/01/2052	560,550
544,862	2.50%, 04/01/2052	478,818
920,243	2.50%, 05/01/2052	810,658
1,290,274	2.50%, 01/01/2057	1,127,942
796,277	3.00%, 04/25/2033(4)	55,138
213,946	3.00%, 08/01/2033	207,098
1,384,578	3.00%, 06/01/2038	1,332,033
511,304	3.00%, 11/25/2042	468,076
6,147	3.00%, 02/25/2043	5,875
903,978	3.00%, 03/25/2043	826,437
1,139,730	3.00%, 05/25/2043	1,047,280
1,172,868	3.00%, 11/25/2044	1,072,122
977,193	3.00%, 01/25/2045	881,923
80,585	3.00%, 01/25/2046	75,614
1,071,114	3.00%, 02/25/2047	1,003,847
381,097	3.00%, 08/25/2049	352,716
430,927	3.00%, 02/01/2050	397,933
1,820,149	3.00%, 07/01/2050	1,680,783
408,261	3.00%, 08/01/2050	378,992
1,798,945	3.00%, 12/01/2050	1,657,449
901,036	3.00%, 05/01/2051	836,456
1,512,247	3.00%, 07/01/2051	1,377,253
413,118	3.00%, 08/01/2051	378,896
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	FNMA - 14.1% - (continued)
$ 1,532,368	3.00%, 09/01/2051	$ 1,400,122
2,175,753	3.00%, 10/01/2051	1,991,068
2,258,814	3.00%, 11/01/2051	2,059,337
1,279,829	3.00%, 12/01/2051	1,165,577
570,271	3.00%, 01/01/2052	522,190
756,025	3.00%, 04/01/2052	692,205
884,160	3.00%, 05/01/2052	805,852
1,733,692	3.50%, 07/25/2033(4)	151,447
628,777	3.50%, 08/25/2033(4)	69,096
436,040	3.50%, 04/25/2034(4)	25,471
1,071,698	3.50%, 05/01/2037	1,049,727
774,977	3.50%, 11/25/2039(4)	74,791
518,777	3.50%, 10/01/2041	500,445
4,377	3.50%, 05/25/2042	4,190
1,137,479	3.50%, 11/25/2042	1,074,817
104,355	3.50%, 07/25/2044	101,833
245,774	3.50%, 12/01/2045	235,113
219,977	3.50%, 01/01/2046	210,802
171,682	3.50%, 03/01/2046	164,793
824,351	3.50%, 12/01/2046	795,198
281,480	3.50%, 05/01/2047	269,416
476,236	3.50%, 09/01/2047	455,008
239,535	3.50%, 01/01/2048	228,316
314,555	3.50%, 02/01/2048	300,751
88,915	3.50%, 06/01/2048	84,832
432,306	3.50%, 07/01/2048	413,218
92,436	3.50%, 11/01/2048	88,297
287,023	3.50%, 03/25/2049	275,563
698,964	3.50%, 04/25/2049	676,097
723,356	3.50%, 06/01/2049	695,049
1,419,591	3.50%, 04/01/2052	1,335,967
749,326	3.50%, 05/01/2056	706,063
665,261	3.50%, 11/25/2057	641,097
1,165,675	3.50%, 05/01/2058	1,102,686
760,000	3.52%, 11/01/2032	726,228
726,188	4.00%, 08/01/2038	718,760
2,625	4.00%, 11/01/2040	2,590
33,065	4.00%, 02/01/2041	32,601
419,349	4.00%, 06/01/2041	409,678
5,186	4.00%, 09/01/2041	5,117
8,445	4.00%, 10/01/2041	8,333
182,809	4.00%, 01/01/2042	180,394
227,918	4.00%, 02/01/2042	224,909
65,853	4.00%, 05/01/2042	64,983
2,643	4.00%, 09/01/2042	2,648
986,552	4.00%, 01/01/2043	973,522
19,737	4.00%, 10/01/2043	19,476
300,512	4.00%, 09/01/2047	294,744
540,304	4.00%, 10/01/2047	530,491
279,604	4.00%, 11/01/2047	274,618
1,798,056	4.00%, 06/01/2048	1,769,312
542,107	4.00%, 01/01/2049	530,920
1,916,069	4.00%, 04/01/2049	1,895,013
630,790	4.00%, 09/01/2049	617,525
1,382,842	4.00%, 04/01/2050	1,351,971
567,292	4.00%, 08/01/2051	553,906
875,462	4.00%, 06/01/2052	849,165
459,787	4.50%, 04/01/2048	462,651
202,190	4.50%, 04/01/2049	203,241
841,443	4.50%, 01/01/2051	844,739
344,866	5.00%, 06/25/2048(4)	58,634
1,153,318	5.00%, 07/01/2052	1,156,814
373,291	5.50%, 04/25/2044(4)	65,100
482,317	5.50%, 11/01/2052	491,487
97,000	4.50%, 02/15/2038	97,609
645,000	6.00%, 02/15/2053(14)	662,183

The accompanying notes are an integral part of these financial statements.
73

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	FNMA - 14.1% - (continued)
$ 9,255,000	4.50%, 02/21/2053(14)	$ 9,181,258
9,130,000	5.00%, 02/21/2053(14)	9,182,783
		140,703,499
	GNMA - 8.1%
163,069	2.00%, 06/16/2042	150,736
1,431,138	2.00%, 10/20/2050	1,244,673
4,365,000	2.00%, 02/21/2053	3,770,269
63,563	2.50%, 05/20/2040	61,242
1,047,082	2.50%, 09/20/2051	934,390
3,480,116	2.50%, 10/20/2051	3,104,743
5,435,000	2.50%, 02/21/2053(14)	4,842,670
1,229,642	3.00%, 01/16/2044	1,129,487
619,765	3.00%, 11/20/2045	551,512
720,941	3.00%, 02/20/2047	672,856
1,397,615	3.00%, 04/20/2051	1,288,467
2,593,615	3.00%, 08/20/2051	2,392,805
1,669,628	3.00%, 09/20/2051	1,539,363
519,462	3.00%, 10/20/2051	476,781
3,575,636	3.00%, 12/20/2051	3,292,878
908,780	3.00%, 02/20/2052	843,026
1,442,283	3.00%, 04/20/2052	1,325,992
8,540,000	3.00%, 02/21/2053(14)	7,838,606
269,651	3.50%, 11/20/2042	256,515
548,484	3.50%, 06/20/2046	525,824
119,903	3.50%, 07/20/2046	114,949
124,932	3.50%, 10/20/2046	119,772
553,015	3.50%, 02/20/2047	530,169
148,487	3.50%, 05/20/2047	142,739
151,903	3.50%, 07/20/2047	145,651
111,418	3.50%, 11/20/2047	106,625
136,987	3.50%, 03/20/2048	131,183
645,311	3.50%, 02/20/2049	619,449
1,079,607	3.50%, 08/20/2052	1,020,257
5,272,478	3.50%, 09/20/2052	4,982,626
16,409,105	3.50%, 10/20/2052	15,507,007
940,000	3.50%, 11/20/2052	888,266
1,939,806	3.50%, 01/20/2053	1,833,933
337,905	3.88%, 08/15/2042	334,048
1,047,174	4.00%, 09/16/2042(4)	214,096
381,737	4.00%, 09/20/2042(4)	56,026
234,801	4.00%, 12/20/2044(4)	39,201
519,185	4.00%, 08/20/2045	512,646
705,632	4.00%, 09/20/2047	696,136
19,767	4.00%, 04/20/2048	19,447
1,025,341	4.00%, 07/20/2048	1,007,427
11,930,000	4.00%, 02/21/2053	11,578,158
1,023,908	4.50%, 02/20/2040	1,044,154
778,022	4.50%, 06/16/2043(4)	144,705
365,577	4.50%, 05/20/2045(4)	67,562
545,648	4.50%, 08/20/2045(4)	105,331
622,859	4.50%, 12/16/2046(4)	107,647
394,121	4.50%, 05/20/2048(4)	64,345
266,002	4.50%, 06/20/2048(4)	48,206
184,813	4.50%, 05/20/2052	183,566
313,246	5.00%, 12/20/2043(4)	62,684
1,659,471	5.00%, 07/16/2044(4)	285,938
304,385	5.00%, 11/16/2046(4)	51,807
292,053	5.00%, 06/16/2047(4)	51,574
378,534	5.00%, 11/16/2047(4)	68,485
1,025,256	5.00%, 11/20/2049	1,042,075
268,838	5.50%, 02/20/2044(4)	40,127
210,696	5.50%, 09/15/2045	220,329
297,439	5.50%, 09/20/2045(4)	65,481
		80,496,662
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 40.8% - (continued)
	Mortgage-Backed Agencies - 40.8% - (continued)
	UMBS - 14.6%
$ 10,463,000	2.00%, 02/15/2053(14)	$ 8,797,503
10,206,000	2.50%, 02/15/2053(14)	8,919,087
1,875,000	3.00%, 02/15/2038(14)	1,796,558
405,000	3.50%, 02/15/2038(14)	394,669
5,781,000	3.50%, 02/15/2053(14)	5,417,768
340,000	4.00%, 02/15/2038(14)	337,636
2,075,000	4.00%, 02/15/2053(14)	2,001,159
106,587,000	4.50%, 02/15/2053(14)	105,158,997
4,890,000	5.00%, 02/15/2053(14)	4,901,652
7,441,000	5.50%, 02/15/2053(14)	7,553,487
		145,278,516
	Total U.S. Government Agencies (cost $418,814,598)	$ 406,472,180
U.S. GOVERNMENT SECURITIES - 25.7%
	U.S. Treasury Securities - 25.7%
	U.S. Treasury Bonds - 11.1%
1,186,076	0.13%, 02/15/2052(15)	$ 814,755
4,192,032	0.25%, 02/15/2050(15)	3,018,222
8,680,000	1.13%, 08/15/2040	5,735,920
23,740,000	1.25%, 05/15/2050	13,823,913
12,400,000	1.63%, 11/15/2050	7,952,469
5,305,000	2.75%, 11/15/2042	4,516,296
3,145,000	2.88%, 08/15/2045	2,692,292
56,000	2.88%, 05/15/2052	47,880
2,525,000	3.00%, 11/15/2045	2,208,093
1,395,000	3.00%, 02/15/2048	1,219,372
9,945,000	3.00%, 08/15/2052	8,731,399
3,365,000	3.13%, 02/15/2043	3,040,199
2,645,000	3.13%, 08/15/2044	2,372,441
1,390,000	3.13%, 05/15/2048	1,243,670
9,205,000	3.38%, 08/15/2042	8,668,521
6,010,000	3.38%, 05/15/2044	5,615,594
8,845,000	3.63%, 02/15/2044(16)	8,594,161
14,100,000	4.00%, 11/15/2042	14,514,188
14,330,000	4.00%, 11/15/2052	15,205,473
		110,014,858
	U.S. Treasury Notes - 14.6%
16,061,958	0.25%, 07/15/2029(15)	15,024,832
16,989,360	0.63%, 07/15/2032(15)	16,031,718
5,236,455	0.75%, 07/15/2028(15)	5,073,276
3,413,436	0.88%, 01/15/2029(15)	3,316,534
15,926,714	1.13%, 01/15/2033(15)	15,696,212
16,965,000	1.38%, 11/15/2031(17)	14,264,516
1,814,800	1.88%, 02/15/2032	1,588,092
10,345,000	2.63%, 07/31/2029	9,756,628
25,595,000	2.75%, 08/15/2032	24,015,309
3,596,800	2.88%, 05/15/2032	3,415,836
5,695,000	4.00%, 10/31/2029	5,826,029
30,910,000	4.13%, 09/30/2027	31,485,940
		145,494,922
	Total U.S. Government Securities (cost $276,868,114)	$ 255,509,780
COMMON STOCKS - 0.0%
	Energy - 0.0%
934	Foresight Energy LLC*	$ 9,808
	Total Common Stocks (cost $8,444)	$ 9,808
	Total Long-Term Investments (cost $1,267,955,975)	$ 1,182,361,175

The accompanying notes are an integral part of these financial statements.
74

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 1,459,721	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2023 at 4.280%, due on 02/01/2023 with a maturity value of $1,459,895; collateralized by U.S. Treasury Note at 4.125%, maturing 01/31/2025, with a market value of $1,489,010		$ 1,459,721
	Securities Lending Collateral - 0.0%
31,950	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.24%(18)		31,950
106,500	HSBC US Government Money Market Fund, 4.22%(18)		106,500
31,950	Invesco Government & Agency Portfolio, Institutional Class, 4.32%(18)		31,950
31,950	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.13%(18)		31,950
			202,350
	Total Short-Term Investments (cost $1,662,071)		$ 1,662,071
	Total Investments Excluding Purchased Options (cost $1,269,618,046)	118.9%	$ 1,184,023,246
	Total Purchased Options (cost $145,797)	0.0%	$ 131,237
	Total Investments (cost $1,269,763,843)	118.9%	$ 1,184,154,483
	Other Assets and Liabilities	(18.9)%	(188,090,144)
	Total Net Assets	100.0%	$ 996,064,339
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $287,473,193, representing 28.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2023. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the aggregate value of these securities was $14,072,489, representing 1.4% of net assets.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2023. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $130,000 at January 31, 2023.
(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2023.
(11)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(12)	Security disclosed is principal-only strips.
(13)	Security is a zero-coupon bond.
(14)	Represents or includes a TBA transaction.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2023, the market value of securities pledged was $5,246,859.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2023, the market value of securities pledged was $2,009,561.
(18)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.
75

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

OTC Swaptions Outstanding at January 31, 2023
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
1D USD SOFR Compound *	DEUT	2.99%	Pay	01/17/2024	USD	1,957,000	$ 56,341	$ 72,899	$ (16,558)
Put
1D USD SOFR Compound *	DEUT	2.99%	Pay	01/17/2024	USD	1,957,000	$ 74,896	$ 72,898	$ 1,998
Total purchased OTC swaption contracts							$ 131,237	$ 145,797	$ (14,560)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	420	03/31/2023	$ 45,881,719	$ 317,532
U.S. Treasury Ultra Bond Future	155	03/22/2023	21,971,250	724,107
Total				$ 1,041,639
Short position contracts:
Canadian 10-Year Bond Future	344	03/22/2023	$ 32,550,260	$ (288,258)
Euro BUXL 30-Year Bond Future	71	03/08/2023	11,103,774	753,801
Euro-BUND Future	106	03/08/2023	15,750,895	384,181
Euro-Schatz Future	261	03/08/2023	29,974,375	219,054
U.S. Treasury 2-Year Note Future	627	03/31/2023	128,941,570	(253,685)
U.S. Treasury 10-Year Note Future	558	03/22/2023	63,899,719	(654,251)
U.S. Treasury 10-Year Ultra Future	101	03/22/2023	12,241,516	(228,234)
U.S. Treasury Long Bond Future	1	03/22/2023	129,875	(1,408)
Total				$ (68,800)
Total futures contracts				$ 972,839

TBA Sale Commitments Outstanding at January 31, 2023
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
UMBS, 3.00%	$ 10,058,000	02/25/2052	$ (9,123,494)	$ (25,273)
UMBS, 4.00%	7,906,000	02/13/2053	(7,624,657)	(57,600)
UMBS, 5.00%(1)	5,715,000	02/13/2053	(5,728,618)	11,385
Total TBA sale commitments (proceeds receivable $22,405,281)			$ (22,476,769)	$ (71,488)
At January 31, 2023, the aggregate market value of TBA Sale Commitments represents (2.3)% of total net assets.

(1)	At January 31, 2023, the counterparty had deposited in a segregated account securities with a value of $452,000 in connection with TBA sales commitments.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.39.V1	USD	6,760,000	5.00%	12/20/2027	Quarterly	$ 175,225	$ 221,879	$ 46,654
Total						$ 175,225	$ 221,879	$ 46,654
The accompanying notes are an integral part of these financial statements.
76

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2023 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	3,350,000	(1.00%)	06/20/2027	Quarterly	$ 162,118	$ 139,585	$ (22,533)
Total						$ 162,118	$ 139,585	$ (22,533)
Total centrally cleared credit default swap contracts						$ 337,343	$ 361,464	$ 24,121

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2023
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.99% Fixed	12 Mo. USD SOFR	USD	71,000	01/17/2034	Annual	$ —	$ —	$ 276	$ 276
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	47,168	—	78,723	31,555
2.97% Fixed	12 Mo. USD SOFR	USD	10,370,000	03/15/2053	Annual	27,115	—	22,094	(5,021)
Total centrally cleared interest rate swaps contracts						$ 74,283	$ —	$ 101,093	$ 26,810

Foreign Currency Contracts Outstanding at January 31, 2023
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
466,000	EUR	496,316	USD	MSC	03/15/2023	$ 11,208
67,000	EUR	72,721	USD	BCLY	03/15/2023	249
303,000	EUR	329,974	USD	SSG	03/15/2023	26
483,000	EUR	526,126	USD	JPM	03/15/2023	(86)
77,000	EUR	83,997	USD	CBA	03/15/2023	(135)
3,540,875	USD	19,188,000	BRL	GSC	03/15/2023	(197,472)
151,416	USD	138,519	EUR	TDB	02/28/2023	705
20,546,885	USD	19,418,000	EUR	BCLY	03/15/2023	(601,430)
Total foreign currency contracts						$ (786,935)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.
77

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
January 31, 2023 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 225,341,582	$ —	$ 225,341,582	$ —
Corporate Bonds	250,874,174	—	250,874,174	—
Foreign Government Obligations	32,043,519	—	32,043,519	—
Municipal Bonds	11,799,760	—	11,799,760	—
Senior Floating Rate Interests	310,372	—	310,372	—
U.S. Government Agencies	406,472,180	—	406,472,180	—
U.S. Government Securities	255,509,780	—	255,509,780	—
Common Stocks
Energy	9,808	—	9,808	—
Short-Term Investments	1,662,071	202,350	1,459,721	—
Purchased Options	131,237	—	131,237	—
Foreign Currency Contracts(2)	12,188	—	12,188	—
Futures Contracts(2)	2,398,675	2,398,675	—	—
Swaps - Credit Default(2)	46,654	—	46,654	—
Swaps - Interest Rate(2)	31,831	—	31,831	—
Total	$ 1,186,643,831	$ 2,601,025	$ 1,184,042,806	$ —
Liabilities
Foreign Currency Contracts(2)	$ (799,123)	$ —	$ (799,123)	$ —
Futures Contracts(2)	(1,425,836)	(1,425,836)	—	—
Swaps - Interest Rate(2)	(5,021)	—	(5,021)	—
Swaps - Credit Default(2)	(22,533)	—	(22,533)	—
TBA Sale Commitments	(22,476,769)	—	(22,476,769)	—
Total	$ (24,729,282)	$ (1,425,836)	$ (23,303,446)	$ —

(1)	For the six-month period ended January 31, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.
78

Hartford Active ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
PLN	Poland Zloty
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Mgmt	Management
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SCP	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
UMBS	Uniform Mortgage-Backed Securities
WTI	West Texas Intermediate

79

Hartford Active ETFs
 Statements of Assets and Liabilities
January 31, 2023 (Unaudited)

	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders ESG US Equity ETF
Assets:
Investments in securities, at market value(1)	$ 305,401,549	$ 78,702,473	$ 327,259,536	$ 39,623,766	$ 9,202,068
Repurchase agreements	557,836	181,359	1,046,421	—	—
Cash	2,288,703	717,143	4,125,811	—	—
Cash collateral due from broker on futures contracts	—	—	—	5,160,880	1,060
Cash collateral held for securities on loan	—	—	—	—	3,999
Foreign currency	16	—	—	1,518	—
Receivables:
From affiliates	—	—	—	5,396	—
Investment securities sold	7,256,924	1,333,718	567,225	—	—
Dividends and interest	1,529,475	4,199	2,928,100	9,510	8,199
Securities lending income	—	—	—	—	141
Variation margin on futures contracts	—	—	—	632,297	289
Tax reclaims	401	—	—	—	—
Other assets	—	—	—	32,749	—
Total assets	317,034,904	80,938,892	335,927,093	45,466,116	9,215,756
Liabilities:
Obligation to return securities lending collateral	—	—	—	—	79,987
Payables:
Investment securities purchased	70,169,646	1,111,345	4,638,789	—	—
Investment management fees	60,067	37,704	81,740	39,261	2,926
Variation margin on futures contracts	101,958	—	—	—	—
Variation margin on centrally cleared swap contracts	5,666	—	—	—	—
Distributions payable	477,575	—	630,578	—	—
Total liabilities	70,814,912	1,149,049	5,351,107	39,261	82,913
Net assets	$ 246,219,992	$ 79,789,843	$ 330,575,986	$ 45,426,855	$ 9,132,843
Summary of Net Assets:
Paid-in-capital	$ 287,360,703	$ 104,395,925	$ 344,305,612	$ 52,085,287	$ 10,005,823
Distributable earnings (loss)	(41,140,711)	(24,606,082)	(13,729,626)	(6,658,432)	(872,980)
Net assets	246,219,992	79,789,843	330,575,986	45,426,855	9,132,843
Net asset value per share	35.17	13.03	38.44	16.67	22.83
Shares issued and outstanding	7,000,000	6,125,000	8,600,000	2,725,000	400,000
Cost of investments	$ 331,297,457	$ 79,939,873	$ 336,793,120	$ 39,625,137	$ 8,985,869
Cost of foreign currency	$ 15	$ —	$ —	$ 1,622	$ —
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ —	$ —	$ 81,877
The accompanying notes are an integral part of these financial statements.
80

Hartford Active ETFs
 Statements of Assets and Liabilities – (continued)
January 31, 2023 (Unaudited)

	Hartford Schroders Tax-Aware Bond ETF	Hartford Short Duration ETF	Hartford Sustainable Income ETF	Hartford Total Return Bond ETF
Assets:
Investments in securities, at market value(1)	$ 82,518,465	$ 60,029,882	$ 51,123,116	$ 1,182,694,762
Repurchase agreements	—	36,480	11,410	1,459,721
Cash	—	253,714	136,784	6,382,193
Cash collateral due from broker on futures contracts	—	80,795	—	—
Cash collateral held for securities on loan	—	—	—	10,650
Foreign currency	—	35,295	19,832	275,173
Unrealized appreciation on foreign currency contracts	—	4,133	42,366	12,188
Receivables:
Investment securities sold	261,285	1,035,605	1,120,909	76,519,994
Dividends and interest	775,034	340,495	514,635	6,790,079
Securities lending income	—	133	—	289
Variation margin on futures contracts	—	—	4,227	—
Variation margin on centrally cleared swap contracts	—	—	—	27,928
Tax reclaims	628	687	12,876	971
Total assets	83,555,412	61,817,219	52,986,155	1,274,173,948
Liabilities:
Unrealized depreciation on foreign currency contracts	—	6,244	342,214	799,123
Obligation to return securities lending collateral	—	—	—	213,000
Cash collateral due to broker on TBA sale commitments	—	—	—	202,000
TBA sale commitments, at market value	—	—	—	22,476,769
Payables:
Investment securities purchased	1,601,641	314,750	5,277,404	251,561,391
Investment management fees	25,511	16,019	21,483	240,753
Variation margin on futures contracts	—	1,228	—	198,072
Variation margin on centrally cleared swap contracts	—	—	977	—
Distributions payable	155,679	169,476	171,215	2,418,501
Total liabilities	1,782,831	507,717	5,813,293	278,109,609
Net assets	$ 81,772,581	$ 61,309,502	$ 47,172,862	$ 996,064,339
Summary of Net Assets:
Paid-in-capital	$ 88,497,533	$ 66,703,401	$ 55,229,319	$ 1,161,512,688
Distributable earnings (loss)	(6,724,952)	(5,393,899)	(8,056,457)	(165,448,349)
Net assets	81,772,581	61,309,502	47,172,862	996,064,339
Net asset value per share	19.70	38.32	33.69	34.11
Shares issued and outstanding	4,150,000	1,600,000	1,400,000	29,200,000
Cost of investments	$ 84,312,883	$ 63,843,244	$ 56,549,168	$ 1,269,763,843
Cost of foreign currency	$ —	$ 35,295	$ 19,696	$ 275,390
Proceeds of TBA sale commitments	$ —	$ —	$ —	$ 22,405,281
(1) Includes Investment in securities on loan, at market value	$ —	$ —	$ —	$ 200,590
The accompanying notes are an integral part of these financial statements.
81

Hartford Active ETFs
 Statements of Operations
For the Six-Month Period Ended January 31, 2023 (Unaudited)

	Hartford Core Bond ETF	Hartford Large Cap Growth ETF	Hartford Municipal Opportunities ETF	Hartford Schroders Commodity Strategy ETF (Consolidated)	Hartford Schroders ESG US Equity ETF
Investment Income:
Dividends	$ —	$ 204,238	$ —	$ 5,702	$ 99,756
Interest	3,543,270	24,725	4,281,681	600,299	567
Securities lending	60	278	—	—	415
Less: Foreign tax withheld	—	(1,270)	—	(58)	(9)
Total investment income, net	3,543,330	227,971	4,281,681	605,943	100,729
Expenses:
Investment management fees	346,957	222,582	433,052	231,418	17,273
Custodian fees	—	—	—	861	—
Accounting services fees	—	—	—	158	—
Total expenses (before waivers, reimbursements and fees paid indirectly)	346,957	222,582	433,052	232,437	17,273
Management fee waivers	—	—	—	(33,798)	—
Commission recapture	—	(1,233)	—	—	—
Total waivers, reimbursements and fees paid indirectly	—	(1,233)	—	(33,798)	—
Total expenses	346,957	221,349	433,052	198,639	17,273
Net Investment Income (Loss)	3,196,373	6,622	3,848,629	407,304	83,456
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(9,911,200) (1)	(9,178,115) (1)	(826,845)	91,955	(643,481)
Futures contracts	3,412,849	—	—	(5,262,022)	(291)
Written options contracts	442,577	—	—	—	—
Swap contracts	(396,151)	—	—	—	—
Other foreign currency transactions	—	—	—	(439)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(6,451,925)	(9,178,115)	(826,845)	(5,170,506)	(643,772)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(3,381,633)	9,628,051	(76,019)	(46,124)	637,040
Futures contracts	395,947	—	—	733,801	350
Written options contracts	17,636	—	—	—	—
Swap contracts	(5,377)	—	—	—	—
Translation of other assets and liabilities in foreign currencies	—	—	—	11	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(2,973,427)	9,628,051	(76,019)	687,688	637,390
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(9,425,352)	449,936	(902,864)	(4,482,818)	(6,382)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (6,228,979)	$ 456,558	$ 2,945,765	$ (4,075,514)	$ 77,074

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
82

Hartford Active ETFs
 Statements of Operations – (continued)
For the Six-Month Period Ended January 31, 2023 (Unaudited)

	Hartford Schroders Tax-Aware Bond ETF	Hartford Short Duration ETF	Hartford Sustainable Income ETF	Hartford Total Return Bond ETF
Investment Income:
Dividends	$ —	$ —	$ 5,695	$ —
Interest	1,125,603	1,266,943	1,183,701	18,443,046
Securities lending	—	609	—	927
Less: Foreign tax withheld	—	—	(385)	—
Total investment income, net	1,125,603	1,267,552	1,189,011	18,443,973
Expenses:
Investment management fees	143,736	106,765	121,578	1,408,736
Total expenses	143,736	106,765	121,578	1,408,736
Net Investment Income (Loss)	981,867	1,160,787	1,067,433	17,035,237
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(2,576,071)	(1,500,013) (1)	(1,302,067)	(38,381,194) (1)
Futures contracts	—	(6,123)	203,882	4,316,943
Written options contracts	—	—	492,474	2,703,262
Swap contracts	—	—	(431,023)	(2,322,977)
Foreign currency contracts	—	(43,506)	148,950	815,776
Other foreign currency transactions	—	27,051	(84,029)	(95,295)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,576,071)	(1,522,591)	(971,813)	(32,963,485)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	1,807,921	862,345	1,281,766	(1,318,223)
Purchased options contracts	—	—	—	(14,560)
Futures contracts	—	75,384	406,014	6,135,761
Written options contracts	—	—	25,179	105,774
Swap contracts	—	—	263,075	(325,886)
Foreign currency contracts	—	(8,507)	(639,812)	(2,401,039)
Translation of other assets and liabilities in foreign currencies	—	10,866	12,932	22,892
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	1,807,921	940,088	1,349,154	2,204,719
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(768,150)	(582,503)	377,341	(30,758,766)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 213,717	$ 578,284	$ 1,444,774	$ (13,723,529)

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.
83

Hartford Active ETFs
 Statements of Changes in Net Assets

	Hartford Core Bond ETF		Hartford Large Cap Growth ETF
	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Year Ended July 31, 2022	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Period Ended July 31, 2022(1)
Operations:
Net investment income (loss)	$ 3,196,373	$ 3,697,424	$ 6,622	$ (164,773)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(6,451,925)	(9,018,236)	(9,178,115)	(14,209,440)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(2,973,427)	(23,121,102)	9,628,051	(10,684,092)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,228,979)	(28,441,914)	456,558	(25,058,305)
Distributions to Shareholders	(3,136,078)	(4,646,518)	—	—
Fund Share Transactions:
Sold	13,766,271	46,707,732	2,735,157	106,067,640
Redeemed	(5,350,460)	(31,997,911)	(1,771,872)	(2,643,497)
Other Capital	6,143	39,093	55	4,107
Net increase (decrease) from capital share transactions	8,421,954	14,748,914	963,340	103,428,250
Net Increase (Decrease) in Net Assets	(943,103)	(18,339,518)	1,419,898	78,369,945
Net Assets:
Beginning of period	247,163,095	265,502,613	78,369,945	—
End of period	$ 246,219,992	$ 247,163,095	$ 79,789,843	$ 78,369,945

(1)	Commenced operations on November 9, 2021.
The accompanying notes are an integral part of these financial statements.
84

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Municipal Opportunities ETF		Hartford Schroders Commodity Strategy ETF (Consolidated)
	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Year Ended July 31, 2022	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Period Ended July 31, 2022(2)
Operations:
Net investment income (loss)	$ 3,848,629	$ 4,127,255	$ 407,304	$ (153,784)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(826,845)	(4,331,211)	(5,170,506)	13,111,263
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(76,019)	(16,880,947)	687,688	(2,154,920)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,945,765	(17,084,903)	(4,075,514)	10,802,559
Distributions to Shareholders	(3,771,824)	(4,122,066)	(11,692,691)	—
Fund Share Transactions:
Sold	82,986,699	154,794,634	15,666,165	57,498,527
Redeemed	(21,135,138)	(65,213,627)	(13,298,732)	(9,500,605)
Other Capital	61,581	72,292	4,345	22,801
Net increase (decrease) from capital share transactions	61,913,142	89,653,299	2,371,778	48,020,723
Net Increase (Decrease) in Net Assets	61,087,083	68,446,330	(13,396,427)	58,823,282
Net Assets:
Beginning of period	269,488,903	201,042,573	58,823,282	—
End of period	$ 330,575,986	$ 269,488,903	$ 45,426,855	$ 58,823,282

(2)	Commenced operations on September 14, 2021.
The accompanying notes are an integral part of these financial statements.
85

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders ESG US Equity ETF		Hartford Schroders Tax-Aware Bond ETF
	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Period Ended July 31, 2022(3)	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Year Ended July 31, 2022
Operations:
Net investment income (loss)	$ 83,456	$ 130,907	$ 981,867	$ 1,477,875
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(643,772)	(440,295)	(2,576,071)	(2,353,348)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	637,390	(420,262)	1,807,921	(6,151,499)
Net Increase (Decrease) in Net Assets Resulting from Operations	77,074	(729,650)	213,717	(7,026,972)
Distributions to Shareholders	(89,337)	(131,067)	(965,814)	(2,569,586)
Fund Share Transactions:
Sold	—	10,005,848	15,563,169	26,125,918
Redeemed	—	(25)	(18,403,219)	(36,936,455)
Other Capital	—	—	26,963	37,161
Net increase (decrease) from capital share transactions	—	10,005,823	(2,813,087)	(10,773,376)
Net Increase (Decrease) in Net Assets	(12,263)	9,145,106	(3,565,184)	(20,369,934)
Net Assets:
Beginning of period	9,145,106	—	85,337,765	105,707,699
End of period	$ 9,132,843	$ 9,145,106	$ 81,772,581	$ 85,337,765

(3)	Commenced operations on August 10, 2021.
The accompanying notes are an integral part of these financial statements.
86

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Short Duration ETF		Hartford Sustainable Income ETF
	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Year Ended July 31, 2022	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Period Ended July 31, 2022(4)
Operations:
Net investment income (loss)	$ 1,160,787	$ 2,040,314	$ 1,067,433	$ 1,150,789
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,522,591)	161,158	(971,813)	(1,426,126)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	940,088	(6,125,986)	1,349,154	(6,578,121)
Net Increase (Decrease) in Net Assets Resulting from Operations	578,284	(3,924,514)	1,444,774	(6,853,458)
Distributions to Shareholders	(1,194,127)	(2,433,610)	(1,420,711)	(1,227,062)
Fund Share Transactions:
Sold	—	24,189,843	1,662,493	53,448,891
Redeemed	(20,859,473)	(64,332,148)	—	(39)
Other Capital	9,688	34,177	1,161	116,813
Net increase (decrease) from capital share transactions	(20,849,785)	(40,108,128)	1,663,654	53,565,665
Net Increase (Decrease) in Net Assets	(21,465,628)	(46,466,252)	1,687,717	45,485,145
Net Assets:
Beginning of period	82,775,130	129,241,382	45,485,145	—
End of period	$ 61,309,502	$ 82,775,130	$ 47,172,862	$ 45,485,145

(4)	Commenced operations on September 21, 2021.
The accompanying notes are an integral part of these financial statements.
87

Hartford Active ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond ETF
	For the Six-Month Period Ended January 31, 2023 (Unaudited)	For the Year Ended July 31, 2022
Operations:
Net investment income (loss)	$ 17,035,237	$ 26,293,391
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(32,963,485)	(42,492,016)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,204,719	(113,268,047)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,723,529)	(129,466,672)
Distributions to Shareholders	(15,309,606)	(47,178,723)
Fund Share Transactions:
Sold	149,359,696	361,236,830
Redeemed	(93,936,305)	(275,112,349)
Other Capital	77,853	145,987
Net increase (decrease) from capital share transactions	55,501,244	86,270,468
Net Increase (Decrease) in Net Assets	26,468,109	(90,374,927)
Net Assets:
Beginning of period	969,596,230	1,059,971,157
End of period	$ 996,064,339	$ 969,596,230
The accompanying notes are an integral part of these financial statements.
88

Hartford Active ETFs
Financial Highlights

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Core Bond ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 36.62	$ 0.47	$ (1.46)	$ (0.99)	$ —	$ (0.46)	$ —	$ (0.46)	$ 35.17	(2.68)% (5)	$ 246,220	0.29% (6)	0.29% (6)	2.67% (6)	28% (7)
For the Year Ended July 31, 2022
$ 41.48	$ 0.55	$ (4.72)	$ (4.17)	$ 0.01	$ (0.56)	$ (0.14)	$ (0.70)	$ 36.62	(10.11)%	$ 247,163	0.29%	0.29%	1.42%	36% (7)
For the Year Ended July 31, 2021
$ 42.52	$ 0.44	$ (0.73)	$ (0.29)	$ 0.03	$ (0.45)	$ (0.33)	$ (0.78)	$ 41.48	(0.59)%	$ 265,503	0.29%	0.29%	1.06%	30% (7)
For the Period Ended July 31, 2020(8)
$ 40.00	$ 0.21	$ 2.50	$ 2.71	$ 0.05	$ (0.24)	$ —	$ (0.24)	$ 42.52	6.91% (5)	$ 138,187	0.29% (6)	0.29% (6)	1.19% (6)	26% (7)
Hartford Large Cap Growth ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 12.95	$ —	$ 0.08	$ 0.08	$ —	$ —	$ —	$ —	$ 13.03	0.62% (5)	$ 79,790	0.59% (6)	0.59% (6)	0.02% (6)	48%
For the Period Ended July 31, 2022(9)
$ 20.00	$ (0.04)	$ (7.01)	$ (7.05)	$ 0.00 (10)	$ —	$ —	$ —	$ 12.95	(35.25)% (5)	$ 78,370	0.59% (6)	0.59% (6)	(0.38)% (6)	90%
Hartford Municipal Opportunities ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 38.78	$ 0.49	$ (0.37)	$ 0.12	$ 0.01	$ (0.47)	$ —	$ (0.47)	$ 38.44	0.38% (5)	$ 330,576	0.29% (6)	0.29% (6)	2.58% (6)	6%
For the Year Ended July 31, 2022
$ 42.32	$ 0.69	$ (3.56)	$ (2.87)	$ 0.01	$ (0.68)	$ —	$ (0.68)	$ 38.78	(6.80)%	$ 269,489	0.29%	0.29%	1.73%	37%
For the Year Ended July 31, 2021
$ 42.52	$ 0.80	$ 0.98	$ 1.78	$ 0.01	$ (0.79)	$ (1.20)	$ (1.99)	$ 42.32	4.40%	$ 201,043	0.29%	0.29%	1.92%	17%
For the Year Ended July 31, 2020
$ 41.72	$ 1.04(11)	$ 0.95(11)	$ 1.99	$ 0.02	$ (1.06)	$ (0.15)	$ (1.21)	$ 42.52	4.90%	$ 106,291	0.29%	0.29%	2.49% (11)	67%
For the Year Ended July 31, 2019
$ 39.72	$ 1.07	$ 1.92	$ 2.99	$ 0.02	$ (1.01)	$ —	$ (1.01)	$ 41.72	7.68%	$ 139,773	0.29%	0.29%	2.65%	32%
For the Period Ended July 31, 2018(12)
$ 40.00	$ 0.54	$ (0.37)	$ 0.17	$ 0.07	$ (0.52)	$ —	$ (0.52)	$ 39.72	0.60% (5)	$ 11,916	0.34% (6)	0.34% (6)	2.18% (6)	37%
Hartford Schroders Commodity Strategy ETF (Consolidated)
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 25.03	$ 0.17	$ (2.26)	$ (2.09)	$ —	$ (6.27)	$ —	$ (6.27)	$ 16.67	(9.95)% (5)	$ 45,427	1.04% (6)	0.89% (6)	1.82% (6)	1%
For the Period Ended July 31, 2022(13)
$ 20.00	$ (0.09)	$ 5.11	$ 5.02	$ 0.01	$ —	$ —	$ —	$ 25.03	25.15% (5)	$ 58,823	1.05% (6)	0.89% (6)	(0.43)% (6)	407%
Hartford Schroders ESG US Equity ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 22.86	$ 0.21	$ (0.02)	$ 0.19	$ —	$ (0.22)	$ —	$ (0.22)	$ 22.83	0.93% (5)	$ 9,133	0.39% (6)	0.39% (6)	1.88% (6)	46%
For the Period Ended July 31, 2022(14)
$ 25.00	$ 0.33	$ (2.14)	$ (1.81)	$ —	$ (0.33)	$ —	$ (0.33)	$ 22.86	(7.33)% (5)	$ 9,145	0.39% (6)	0.39% (6)	1.39% (6)	58%
Hartford Schroders Tax-Aware Bond ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 19.85	$ 0.26	$ (0.16)	$ 0.10	$ 0.01	$ (0.26)	$ —	$ (0.26)	$ 19.70	0.61% (5)	$ 81,773	0.39% (6)	0.39% (6)	2.66% (6)	67%
For the Year Ended July 31, 2022
$ 21.80	$ 0.31	$ (1.74)	$ (1.43)	$ 0.01	$ (0.32)	$ (0.21)	$ (0.53)	$ 19.85	(6.58)%	$ 85,338	0.39%	0.39%	1.51%	116%
The accompanying notes are an integral part of these financial statements.
89

Hartford Active ETFs
Financial Highlights – (continued)

—Selected Per-Share Data(1)—									—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Schroders Tax-Aware Bond ETF – (continued)
For the Year Ended July 31, 2021
$ 21.76	$ 0.25	$ 0.08	$ 0.33	$ 0.02	$ (0.25)	$ (0.06)	$ (0.31)	$ 21.80	1.64%	$ 105,708	0.39%	0.39%	1.14%	199%
For the Year Ended July 31, 2020
$ 20.95	$ 0.35	$ 0.91	$ 1.26	$ 0.02	$ (0.37)	$ (0.10)	$ (0.47)	$ 21.76	6.18%	$ 76,168	0.39%	0.39%	1.67%	165%
For the Year Ended July 31, 2019
$ 19.98	$ 0.51	$ 0.99	$ 1.50	$ —	$ (0.53)	$ —	$ (0.53)	$ 20.95	7.62%	$ 27,230	0.39%	0.39%	2.55%	165%
For the Period Ended July 31, 2018(15)
$ 20.00	$ 0.11	$ (0.06)	$ 0.05	$ 0.02	$ (0.09)	$ —	$ (0.09)	$ 19.98	0.37% (5)	$ 20,983	0.39% (6)	0.39% (6)	1.93% (6)	60%
Hartford Short Duration ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 38.50	$ 0.60	$ (0.15)	$ 0.45	$ 0.01	$ (0.64)	$ —	$ (0.64)	$ 38.32	1.23% (5)	$ 61,310	0.29% (6)	0.29% (6)	3.15% (6)	5% (16)
For the Year Ended July 31, 2022
$ 41.03	$ 0.77	$ (2.41)	$ (1.64)	$ 0.01	$ (0.85)	$ (0.05)	$ (0.90)	$ 38.50	(4.01)%	$ 82,775	0.29%	0.29%	1.92%	41% (16)
For the Year Ended July 31, 2021
$ 40.88	$ 0.90	$ 0.17	$ 1.07	$ 0.02	$ (0.94)	$ —	$ (0.94)	$ 41.03	2.69%	$ 129,241	0.29%	0.29%	2.20%	41% (16)
For the Year Ended July 31, 2020
$ 40.70	$ 1.29(11)	$ 0.20(11)	$ 1.49	$ 0.02	$ (1.33)	$ —	$ (1.33)	$ 40.88	3.78%	$ 87,882	0.29%	0.29%	3.19% (11)	29% (16)
For the Year Ended July 31, 2019
$ 39.97	$ 1.38	$ 0.64	$ 2.02	$ 0.02	$ (1.31)	$ —	$ (1.31)	$ 40.70	5.20%	$ 109,889	0.29%	0.29%	3.45%	28%
For the Period Ended July 31, 2018(17)
$ 40.00	$ 0.19	$ (0.09)	$ 0.10	$ 0.02	$ (0.15)	$ —	$ (0.15)	$ 39.97	0.31% (5)	$ 19,983	0.29% (6)	0.29% (6)	2.75% (6)	1%
Hartford Sustainable Income ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 33.69	$ 0.78	$ 0.25	$ 1.03	$ —	$ (1.03)	$ —	$ (1.03)	$ 33.69	3.20% (5)	$ 47,173	0.54% (6)	0.54% (6)	4.74% (6)	31% (18)
For the Period Ended July 31, 2022(19)
$ 40.00	$ 0.91	$ (6.35)	$ (5.44)	$ 0.09	$ (0.96)	$ —	$ (0.96)	$ 33.69	(13.52)% (5)	$ 45,485	0.54% (6)	0.54% (6)	2.87% (6)	39% (18)
Hartford Total Return Bond ETF
For the Six-Month Period Ended January 31, 2023 (Unaudited)
$ 35.19	$ 0.59	$ (1.14)	$ (0.55)	$ —	$ (0.53)	$ —	$ (0.53)	$ 34.11	(1.54)% (5)	$ 996,064	0.29% (6)	0.29% (6)	3.51% (6)	33% (20)
For the Year Ended July 31, 2022
$ 41.16	$ 0.93	$ (5.18)	$ (4.25)	$ 0.01	$ (1.02)	$ (0.71)	$ (1.73)	$ 35.19	(10.60)%	$ 969,596	0.29%	0.29%	2.46%	61% (20)
For the Year Ended July 31, 2021
$ 42.52	$ 0.85	$ (0.35)	$ 0.50	$ 0.01	$ (0.91)	$ (0.96)	$ (1.87)	$ 41.16	1.26%	$ 1,059,971	0.29%	0.29%	2.07%	49% (20)
For the Year Ended July 31, 2020
$ 40.87	$ 1.13(21)	$ 2.90(21)	$ 4.03	$ 0.02	$ (1.35)	$ (1.05)	$ (2.40)	$ 42.52	10.34%	$ 697,309	0.29%	0.29%	2.76% (21)	79% (20)
For the Year Ended July 31, 2019
$ 38.99	$ 1.30	$ 1.77	$ 3.07	$ 0.05	$ (1.24)	$ —	$ (1.24)	$ 40.87	8.14%	$ 590,521	0.29%	0.29%	3.30%	54%
For the Period Ended July 31, 2018(22)
$ 40.00	$ 0.77	$ (1.14)	$ (0.37)	$ 0.08	$ (0.72)	$ —	$ (0.72)	$ 38.99	(0.71)% (5)	$ 44,835	0.38% (6)	0.38% (6)	2.35% (6)	46%

The accompanying notes are an integral part of these financial statements.
90

Hartford Active ETFs
Financial Highlights – (continued)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Not annualized.
(6)	Annualized.
(7)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 162% for the period ended January 31, 2023, 363%, 362% and 177% for the years ended July 31, 2022 and July 31, 2021 and the period ended July 31, 2020, respectively.
(8)	Commenced operations on February 19, 2020.
(9)	Commenced operations on November 9, 2021.
(10)	Per share amount is less than $0.005.
(11)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was an increase to net investment income per share for less than $0.005, decrease to net realized and unrealized gain (loss) on investments for less than $(0.005) and an increase to ratio of net investment income to average net assets of less than 0.005%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect this change in presentation.
(12)	Commenced operations on December 13, 2017.
(13)	Commenced operations on September 14, 2021.
(14)	Commenced operations on August 10, 2021.
(15)	Commenced operations on April 18, 2018.
(16)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 47% for the period ended January 31, 2023 and 47%, 53% and 41% for the years ended July 31, 2022, July 31, 2021 and July 31, 2020, respectively.
(17)	Commenced operations on May 30, 2018.
(18)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 92% for the period ended January 31, 2023 and 143% for the year ended July 31, 2022, respectively.
(19)	Commenced operations on September 21, 2021.
(20)	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 208% for the period ended January 31, 2023, 450%, 499% and 659% for the years ended July 31, 2022, July 31, 2021 and July 31, 2020, respectively.
(21)	FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective August 1, 2019, the Fund amended its amortization policy and the effect of this change for the year ended July 31, 2020 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $0.005 and a decrease to ratio of net investment income to average net assets of (0.01)%. Per share data and ratios for periods prior to July 31, 2020 have not been restated to reflect a change in accounting standard.
(22)	Commenced operations on September 27, 2017.
The accompanying notes are an integral part of these financial statements.
91

Hartford Active ETFs
 Notes to Financial Statements
 January 31, 2023 (Unaudited)

1.	Organization:
Hartford Funds Exchange-Traded Trust (the "Trust") is an open-end registered management investment company comprised of nine operational series as of January 31, 2023. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.

Hartford Funds Exchange-Traded Trust:
Hartford Core Bond ETF (the "Core Bond ETF")
Hartford Large Cap Growth ETF (the "Large Cap Growth ETF")
Hartford Municipal Opportunities ETF (the "Municipal Opportunities ETF")
Hartford Schroders Commodity Strategy ETF (Consolidated) (the "Commodity Strategy ETF")
Hartford Schroders ESG US Equity ETF (the "ESG US Equity ETF")
Hartford Schroders Tax-Aware Bond ETF (the "Tax-Aware Bond ETF")
Hartford Short Duration ETF (the "Short Duration ETF")
Hartford Sustainable Income ETF (the "Sustainable Income ETF")
Hartford Total Return Bond ETF (the "Total Return Bond ETF")
Core Bond ETF commenced operations on February 19, 2020. Large Cap Growth ETF commenced operations on November 9, 2021. Municipal Opportunities ETF commenced operations on December 13, 2017. Commodity Strategy ETF commenced operations on September 14, 2021. ESG US Equity ETF commenced operations on August 10, 2021. Short Duration ETF commenced operations on May 30, 2018. Tax-Aware Bond ETF commenced operations on April 18, 2018. Sustainable Income ETF commenced operations on September 21, 2021. Total Return Bond ETF commenced operations on September 27, 2017. Each Fund is an actively managed, exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of Core Bond ETF, Large Cap Growth ETF, ESG US Equity ETF, Sustainable Income ETF and Short Duration ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Each share of a Fund represents a partial ownership in securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on September 20, 2010 and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.	Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)	Determination of Net Asset Value – The net asset value ("NAV") of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding . Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices
92

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments
93

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Please refer to Note 8 for Securities Lending information.
d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Core Bond ETF, Municipal Opportunities ETF, Tax-Aware Bond ETF, Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF is to pay dividends from net investment income, if any, monthly and realized gains, if any, at least once a year. The policy of Large Cap Growth ETF and Commodity Strategy ETF is to pay dividends from net investment income, if any, annually, and realized gains, if any, at least once a year. The policy of ESG US Equity ETF is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
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Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing .
g)	Basis for Consolidation – The Commodity Strategy ETF may invest up to 25% of its total assets in a wholly-owned subsidiary of the Commodity Strategy ETF (the "Subsidiary"). The Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the Commodity Strategy ETF’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Commodity Strategy ETF consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
3.	Securities and Other Investments:
a)	Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of January 31, 2023.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of January 31, 2023.
c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of January 31, 2023.
d)	Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments.
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Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of January 31, 2023.
e)	Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Trust's Board has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of January 31, 2023.
4.	Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the period ended January 31, 2023, each of Core Bond ETF, Commodity Strategy ETF, ESG US Equity ETF, Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF had used Futures Contracts.
b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the period ended January 31, 2023, each of Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF had used Foreign Currency Contracts.
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c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the period ended January 31, 2023, each of Core Bond ETF, Sustainable Income ETF and Total Return Bond ETF had used Options Contracts.
d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with
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a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the period ended January 31, 2023, each of Core Bond ETF, Sustainable Income ETF and Total Return Bond ETF had entered into Credit Default Swap Contracts.
Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate ("LIBOR"), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the period ended January 31, 2023, each of Core Bond ETF, Sustainable Income ETF and Total Return Bond ETF had used Interest Rate Swap Contracts.
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e)	Additional Derivative Instrument Information:
Core Bond ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$ —	$ —	$ 2,945	$ —	$ —	$ 2,945
Total	$ —	$ —	$ 2,945	$ —	$ —	$ 2,945
Liabilities:
Unrealized depreciation on futures contracts(2)	$ 724,256	$ —	$ —	$ —	$ —	$ 724,256
Unrealized depreciation on swap contracts(1)	2,314	—	6,008	—	—	8,322
Total	$ 726,570	$ —	$ 6,008	$ —	$ —	$ 732,578

(1)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.
(2)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 3,412,849	$ —	$ —	$ —	$ —	$ 3,412,849
Net realized gain (loss) on written options contracts	442,577	—	—	—	—	442,577
Net realized gain (loss) on swap contracts	2	—	(396,153)	—	—	(396,151)
Total	$ 3,855,428	$ —	$ (396,153)	$ —	$ —	$ 3,459,275
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 395,947	$ —	$ —	$ —	$ —	$ 395,947
Net change in unrealized appreciation (depreciation) of written options contracts	17,636	—	—	—	—	17,636
Net change in unrealized appreciation (depreciation) of swap contracts	(2,314)	—	(3,063)	—	—	(5,377)
Total	$ 411,269	$ —	$ (3,063)	$ —	$ —	$ 408,206
For the period ended January 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	70
Futures Contracts Number of Short Contracts	(471)
Written Options at Notional Amount	$ (23,218,333)
Swap Contracts at Notional Amount	$ 2,251,667
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Commodity Strategy ETF (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 1,553,487	$ 1,553,487
Total	$ —	$ —	$ —	$ —	$ 1,553,487	$ 1,553,487
Liabilities:
Unrealized depreciation on futures contracts(1)	$ —	$ —	$ —	$ —	$ 3,019,297	$ 3,019,297
Total	$ —	$ —	$ —	$ —	$ 3,019,297	$ 3,019,297

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ —	$ (5,262,022)	$ (5,262,022)
Total	$ —	$ —	$ —	$ —	$ (5,262,022)	$ (5,262,022)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ —	$ 733,801	$ 733,801
Total	$ —	$ —	$ —	$ —	$ 733,801	$ 733,801
For the period ended January 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	695
Futures Contracts Number of Short Contracts	(58)
ESG US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ —	$ —	$ —	$ 929	$ —	$ 929
Total	$ —	$ —	$ —	$ 929	$ —	$ 929

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

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ESG US Equity ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ —	$ —	$ —	$ (291)	$ —	$ (291)
Total	$ —	$ —	$ —	$ (291)	$ —	$ (291)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ —	$ —	$ —	$ 350	$ —	$ 350
Total	$ —	$ —	$ —	$ 350	$ —	$ 350
For the period ended January 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2
Short Duration ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 41,147	$ —	$ —	$ —	$ —	$ 41,147
Unrealized appreciation on foreign currency contracts	—	4,133	—	—	—	4,133
Total	$ 41,147	$ 4,133	$ —	$ —	$ —	$ 45,280
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 66,744	$ —	$ —	$ —	$ —	$ 66,744
Unrealized depreciation on foreign currency contracts	—	6,244	—	—	—	6,244
Total	$ 66,744	$ 6,244	$ —	$ —	$ —	$ 72,988

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2023:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ (6,123)	$ —	$ —	$ —	$ —	$ (6,123)
Net realized gain (loss) on foreign currency contracts	—	(43,506)	—	—	—	(43,506)
Total	$ (6,123)	$ (43,506)	$ —	$ —	$ —	$ (49,629)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 75,384	$ —	$ —	$ —	$ —	$ 75,384
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(8,507)	—	—	—	(8,507)
Total	$ 75,384	$ (8,507)	$ —	$ —	$ —	$ 66,877
101

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

Short Duration ETF – (continued)

For the period ended January 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	61
Futures Contracts Number of Short Contracts	(60)
Foreign Currency Contracts Purchased at Contract Amount	$ 209,234
Foreign Currency Contracts Sold at Contract Amount	$ 1,240,932
Sustainable Income ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$ 260,916	$ —	$ —	$ —	$ —	$ 260,916
Unrealized appreciation on foreign currency contracts	—	42,366	—	—	—	42,366
Unrealized appreciation on swap contracts(2)	1,494	—	288,134	—	—	289,628
Total	$ 262,410	$ 42,366	$ 288,134	$ —	$ —	$ 592,910
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 59,783	$ —	$ —	$ —	$ —	$ 59,783
Unrealized depreciation on foreign currency contracts	—	342,214	—	—	—	342,214
Unrealized depreciation on swap contracts(2)	612	—	7,647	—	—	8,259
Total	$ 60,395	$ 342,214	$ 7,647	$ —	$ —	$ 410,256

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 203,882	$ —	$ —	$ —	$ —	$ 203,882
Net realized gain (loss) on written options contracts	492,474	—	—	—	—	492,474
Net realized gain (loss) on swap contracts	—	—	(431,023)	—	—	(431,023)
Net realized gain (loss) on foreign currency contracts	—	148,950	—	—	—	148,950
Total	$ 696,356	$ 148,950	$ (431,023)	$ —	$ —	$ 414,283
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$ 406,014	$ —	$ —	$ —	$ —	$ 406,014
Net change in unrealized appreciation (depreciation) of written options contracts	25,179	—	—	—	—	25,179
Net change in unrealized appreciation (depreciation) of swap contracts	882	—	262,193	—	—	263,075
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(639,812)	—	—	—	(639,812)
Total	$ 432,075	$ (639,812)	$ 262,193	$ —	$ —	$ 54,456
102

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

Sustainable Income ETF – (continued)

For the period ended January 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	98
Futures Contracts Number of Short Contracts	(82)
Written Options at Notional Amount	$ (5,137,333)
Swap Contracts at Notional Amount	$ 4,168,408
Foreign Currency Contracts Purchased at Contract Amount	$ 593,383
Foreign Currency Contracts Sold at Contract Amount	$ 12,113,007
Total Return Bond ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of January 31, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$ 131,237	$ —	$ —	$ —	$ —	$ 131,237
Unrealized appreciation on futures contracts(1)	2,398,675	—	—	—	—	2,398,675
Unrealized appreciation on foreign currency contracts	—	12,188	—	—	—	12,188
Unrealized appreciation on swap contracts(2)	31,831	—	46,654	—	—	78,485
Total	$ 2,561,743	$ 12,188	$ 46,654	$ —	$ —	$ 2,620,585
Liabilities:
Unrealized depreciation on futures contracts(1)	$ 1,425,836	$ —	$ —	$ —	$ —	$ 1,425,836
Unrealized depreciation on foreign currency contracts	—	799,123	—	—	—	799,123
Unrealized depreciation on swap contracts(2)	5,021	—	22,533	—	—	27,554
Total	$ 1,430,857	$ 799,123	$ 22,533	$ —	$ —	$ 2,252,513

(1)	Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended January 31, 2023:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$ 4,316,943	$ —	$ —	$ —	$ —	$ 4,316,943
Net realized gain (loss) on written options contracts	2,703,262	—	—	—	—	2,703,262
Net realized gain (loss) on swap contracts	24,656	—	(2,347,633)	—	—	(2,322,977)
Net realized gain (loss) on foreign currency contracts	—	815,776	—	—	—	815,776
Total	$ 7,044,861	$ 815,776	$ (2,347,633)	$ —	$ —	$ 5,513,004
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$ (14,560)	$ —	$ —	$ —	$ —	$ (14,560)
Net change in unrealized appreciation (depreciation) of futures contracts	6,135,761	—	—	—	—	6,135,761
Net change in unrealized appreciation (depreciation) of written options contracts	105,774	—	—	—	—	105,774
Net change in unrealized appreciation (depreciation) of swap contracts	85,647	—	(411,533)	—	—	(325,886)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(2,401,039)	—	—	—	(2,401,039)
Total	$ 6,312,622	$ (2,401,039)	$ (411,533)	$ —	$ —	$ 3,500,050
103

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

Total Return Bond ETF – (continued)

For the period ended January 31, 2023, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$ 652,333
Futures Contracts Number of Long Contracts	1,239
Futures Contracts Number of Short Contracts	(1,780)
Written Options at Notional Amount	$ (142,395,000)
Swap Contracts at Notional Amount	$ 14,836,833
Foreign Currency Contracts Purchased at Contract Amount	$ 4,436,808
Foreign Currency Contracts Sold at Contract Amount	$ 32,162,276
f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of January 31, 2023:

Core Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ —	$ (724,256)
Swap contracts	2,945	(8,322)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,945	(732,578)
Derivatives not subject to a MNA	(2,945)	732,578
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

Commodity Strategy ETF (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 1,553,487	$ (3,019,297)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,553,487	(3,019,297)
Derivatives not subject to a MNA	(1,553,487)	3,019,297
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

ESG US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$ 929	$ —
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	929	—
Derivatives not subject to a MNA	(929)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ —	$ —

104

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

Short Duration ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 4,133	$ (6,244)
Futures contracts	41,147	(66,744)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	45,280	(72,988)
Derivatives not subject to a MNA	(41,147)	66,744
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 4,133	$ (6,244)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Toronto-Dominion Bank	$ 4,133	$ (4,133)	$ —	$ —	$ —
Total	$ 4,133	$ (4,133)	$ —	$ —	$ —

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Toronto-Dominion Bank	$ (6,244)	$ 4,133	$ —	$ —	$ (2,111)
Total	$ (6,244)	$ 4,133	$ —	$ —	$ (2,111)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Sustainable Income ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 42,366	$ (342,214)
Futures contracts	260,916	(59,783)
Swap contracts	289,628	(8,259)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	592,910	(410,256)
Derivatives not subject to a MNA	(550,544)	68,042
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 42,366	$ (342,214)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
JP Morgan Chase & Co.	$ 53	$ (53)	$ —	$ —	$ —
Morgan Stanley	2,071	(2,071)	—	—	—
State Street Global Markets LLC	21,438	—	—	—	21,438
Toronto-Dominion Bank	18,804	—	—	—	18,804
Total	$ 42,366	$ (2,124)	$ —	$ —	$ 40,242

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (76,023)	$ —	$ —	$ —	$ (76,023)
BNP Paribas Securities Services	(77,593)	—	—	—	(77,593)
Citibank NA	(65,054)	—	—	—	(65,054)
Goldman Sachs & Co.	(8)	—	—	—	(8)
JP Morgan Chase & Co.	(41,776)	53	—	—	(41,723)
Morgan Stanley	(66,217)	2,071	—	—	(64,146)
UBS AG	(15,543)	—	—	—	(15,543)
Total	$ (342,214)	$ 2,124	$ —	$ —	$ (340,090)

105

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond ETF
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$ 12,188	$ (799,123)
Futures contracts	2,398,675	(1,425,836)
Purchased options	131,237	—
Swap contracts	78,485	(27,554)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,620,585	(2,252,513)
Derivatives not subject to a MNA	(2,477,160)	1,453,390
Total gross amount of assets and liabilities subject to MNA or similar agreements	$ 143,425	$ (799,123)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$ 249	$ (249)	$ —	$ —	$ —
Deutsche Bank Securities, Inc.	131,237	—	—	—	131,237
Morgan Stanley	11,208	—	—	—	11,208
State Street Global Markets LLC	26	—	—	—	26
Toronto-Dominion Bank	705	—	—	—	705
Total	$ 143,425	$ (249)	$ —	$ —	$ 143,176

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$ (601,430)	$ 249	$ —	$ —	$ (601,181)
Commonwealth Bank of Australia	(135)	—	—	—	(135)
Goldman Sachs & Co.	(197,472)	—	—	—	(197,472)
JP Morgan Chase & Co.	(86)	—	—	—	(86)
Total	$ (799,123)	$ 249	$ —	$ —	$ (798,874)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.	Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, created supply chain disruptions and labor shortages, and impacted the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic have had, and may continue to have, a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described
106

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.
The use of certain London Interbank Offered Rates (collectively, "LIBOR") was generally phased out by the end of 2021, and some regulated entities (such as banks) have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. However, it is expected that the most widely used tenors of U.S. LIBOR may continue to be provided on a representative basis until mid-2023. In some instances, regulators may restrict new use of LIBOR prior to the actual cessation date. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is a measure of the cost of borrowing cash overnight, collateralized by the U.S. Treasury securities and is intended to replace the U.S. dollar LIBOR). As such, the potential effect of a transition away from LIBOR on a Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions, such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to the Fund. Since the usefulness of LIBOR as a benchmark or reference rate could deteriorate during the transition period, these effects could occur prior to and/or subsequent to mid-2023.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia, have interjected uncertainty into the global financial markets. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others have adversely affected and could adversely affect the global energy and financial markets and, thus, have adversely affected and could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
6.	Federal Income Taxes:
a)	Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each
107

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2023. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At July 31, 2022 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Large Cap Growth ETF	$ 13,309,406	$ —
Municipal Opportunities ETF	3,080,578	1,454,243
Commodity Strategy ETF (Consolidated)	127,996	—
Sustainable Income ETF	1,859,957	469,196
Core Bond ETF, ESG US Equity ETF, Tax-Aware Bond ETF, Short Duration ETF and Total Return Bond ETF had no capital loss carryforwards for U.S. federal income tax purposes as of July 31, 2022.
During the year ended July 31, 2022, Short Duration ETF utilized $7,589 of prior capital loss carryforwards.
During the year ended July 31, 2022, Core Bond ETF deferred $9,417,175, ESG US Equity ETF deferred $329,511, Tax-Aware Bond ETF deferred $2,345,131, Short Duration ETF deferred $293,575, and Total Return Bond ETF deferred $56,284,021 of post-October capital losses.
Large Cap Growth ETF deferred $150,893 of post-October Ordinary income losses.
c)	Tax Basis of Investment- The aggregate cost of investments for federal income tax purposes at January 31, 2023 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Core Bond ETF	$ 331,297,457	$ 1,255,387	$ (27,323,092)	$ (26,067,705)
Large Cap Growth ETF	79,939,873	5,756,616	(6,812,657)	(1,056,041)
Municipal Opportunities ETF	336,793,120	3,596,501	(12,083,664)	(8,487,163)
Commodity Strategy ETF (Consolidated)	39,625,137	1,553,487	(3,020,668)	(1,467,181)
ESG US Equity ETF	8,985,869	696,135	(479,007)	217,128
Tax-Aware Bond ETF	84,312,883	1,177,079	(2,971,497)	(1,794,418)
Short Duration ETF	63,843,244	134,672	(3,939,262)	(3,804,590)
Sustainable Income ETF	56,549,168	1,101,466	(6,333,454)	(5,231,988)
Total Return Bond ETF	1,269,763,843	8,702,907	(94,146,920)	(85,444,013)
7.	Expenses:
a)	Investment Management Agreement – HFMC serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement pursuant to which Wellington Management performs the daily investment of the assets of each of Core Bond ETF, Large Cap Growth ETF, Municipal Opportunities ETF, Short Duration ETF, Sustainable Income ETF and Total Return Bond ETF in accordance with each Fund’s investment objective and policies. HFMC has contracted with Schroder Investment Management North America Inc. ("SIMNA") under a sub-advisory agreement with respect to Commodity Strategy ETF, ESG US Equity ETF, and Tax-Aware Bond ETF. SIMNA has contracted with Schroder Investment Management North America Limited ("SIMNA Ltd.") under sub-sub-advisory agreement with respect to Commodity Strategy ETF, ESG US Equity ETF and Tax-Aware Bond ETF. SIMNA performs the daily investment of the assets of such ETFs in accordance with each Fund’s investment objective and policies and SIMNA may allocate assets to or from SIMNA Ltd. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington and SIMNA, as applicable. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd.
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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

Under the Investment Management Agreement, the Investment Manager agrees to pay all expenses of the Trust, except (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the management fee payable to the Investment Manager under the Investment Management Agreement. The payment or assumption by the Investment Manager of any expense of the Trust that the Investment Manager is not required by the Investment Management Agreement to pay or assume shall not obligate the Investment Manager to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of January 31, 2023; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Core Bond ETF	0.29%
Large Cap Growth ETF	0.59%
Municipal Opportunities ETF	0.29%
Commodity Strategy ETF (Consolidated)(1)	0.89%
ESG US Equity ETF	0.39%
Tax-Aware Bond ETF	0.39%
Short Duration ETF	0.29%
Sustainable Income ETF	0.54%
Total Return Bond ETF	0.29%

(1)	HFMC has contractually agreed to waive the management fee for Commodity Strategy ETF in an amount equal to the management fee paid to it by the Fund’s Subsidiary and the other expenses of the Subsidiary (exclusive of (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Subsidiary may have to indemnify its officers and Trustees with respect thereto; (iv) such extraordinary non-recurring expenses as may arise; and (v) acquired fund fees and expenses). This waiver will remain in effect for as long as the Commodity Strategy ETF remains invested in the Subsidiary. For the period ended January 31, 2023, HFMC waived expenses in the amount of 0.15% of the Fund's average daily net assets.
b)	Accounting Services Agreement - HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Trust, on behalf of each Fund and HFMC. HFMC is not entitled to any compensation under this agreement. HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company ("State Street"). The cost and expenses of such delegation are born by HFMC, not the Funds. For the Commodity Strategy ETF, the Subsidiary incurs custodian fees and fund accounting fees, but the fees are born by HFMC through the management fee waiver.
c)	Fees Paid Indirectly – The Large Cap Growth ETF Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc, to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund’s expenses. For the six-month period ended January 31, 2023, the amount is included in the Statement of Operations.
For the six-month period ended January 31, 2023, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the accompanying financial highlights.
d)	Distribution Plans - Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the period ended January 31, 2023, the Funds did not pay any Rule 12b-1 fees.
e)	Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the period ended January 31, 2023, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any CCO compensation on behalf of the Funds.
8.	Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to
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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The Commodity Strategy ETF does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for the Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of January 31, 2023.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Core Bond ETF	$ —	$ —	$ —
Large Cap Growth ETF	—	—	—
Municipal Opportunities ETF	—	—	—
ESG US Equity ETF	81,877	79,987	—
Tax-Aware Bond ETF	—	—	—
Short Duration ETF	—	—	—
Sustainable Income ETF	—	—	—
Total Return Bond ETF	200,590	213,000	—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.
9.	Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, HFMC, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

10.	Affiliate Holdings:
As of January 31, 2023, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Large Cap Growth ETF	10%
Commodity Strategy ETF (Consolidated)	9%
ESG US Equity ETF	49%
Sustainable Income ETF	44%
As of January 31, 2023, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Core Bond ETF	79%
Large Cap Growth ETF	65%
Commodity Strategy ETF (Consolidated)	36%
Total Return Bond ETF	47%
11.	Beneficial Fund Ownership:
As of January 31, 2023, to the knowledge of a Fund, the shareholders listed below beneficially held more than 25% of the shares outstanding of a Fund.

Fund	Shareholder	Percentage of Ownership
ESG US Equity ETF	Schroder US Holdings, Inc	49%
	Hartford Funds Management Company, LLC	49%
Sustainable Income ETF	Hartford Funds Management Company, LLC	44%
12.	Investment Transactions:
For the period ended January 31, 2023, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Core Bond ETF	$ 24,368,486	$ 43,160,440	$ 46,794,743	$ 22,493,143	$ 71,163,229	$ 65,653,583
Large Cap Growth ETF	41,977,459	41,148,793	—	—	41,977,459	41,148,793
Municipal Opportunities ETF	88,249,126	15,810,843	—	—	88,249,126	15,810,843
Commodity Strategy ETF (Consolidated)	2,395	314,121	—	—	2,395	314,121
ESG US Equity ETF	3,982,498	3,990,169	—	—	3,982,498	3,990,169
Tax-Aware Bond ETF	15,861,153	29,854,195	31,276,629	30,478,867	47,137,782	60,333,062
Short Duration ETF	3,370,165	11,014,496	—	1,297,271	3,370,165	12,311,767
Sustainable Income ETF	3,299,367	4,093,046	11,026,265	7,946,024	14,325,632	12,039,070
Total Return Bond ETF	87,983,397	190,905,398	255,753,041	124,183,968	343,736,438	315,089,366
For the period ended January 31, 2023, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Core Bond ETF	$ 7,676,199	$ 2,941,208	$ 10,133
Large Cap Growth ETF	2,394,416	1,557,767	115,501
Municipal Opportunities ETF	1,466,366	—	—
Short Duration ETF	—	11,781,875	(928,170)
Sustainable Income ETF	1,232,832	—	—
Total Return Bond ETF	96,065,897	61,441,548	(5,042,721)
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Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

13.	Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as "Creation Units." Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process"), or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement ("Participation Agreement") with the Distributor with respect to creations and redemptions of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Shares of Municipal Opportunities ETF, Commodity Strategy ETF, Tax-Aware Bond ETF and Total Return Bond ETF are listed and traded throughout the day on the NYSE Arca and shares of Core Bond ETF, Large Cap Growth ETF, ESG US Equity ETF, Short Duration ETF and Sustainable Income ETF are listed and traded throughout the day on Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the six-month period ended January 31, 2023 and the period ended July 31, 2022:

	For the Period Ended January 31, 2023		For the Period Ended July 31, 2022
	Shares	Amount	Shares	Amount
Core Bond ETF
Shares Sold	400,000	$ 13,766,271	1,200,000	$ 46,707,732
Shares Redeemed	(150,000)	(5,350,460)	(850,000)	(31,997,911)
Other Capital	—	6,143	—	39,093
Total Net Increase (Decrease)	250,000	8,421,954	350,000	14,748,914
Large Cap Growth ETF(1)
Shares Sold	225,000	$ 2,735,157	6,200,001	$ 106,067,640
Shares Redeemed	(150,000)	(1,771,872)	(150,001)	(2,643,497)
Other Capital	—	55	—	4,107
Total Net Increase (Decrease)	75,000	963,340	6,050,000	103,428,250
Municipal Opportunities ETF
Shares Sold	2,200,000	$ 82,986,699	3,900,000	$ 154,794,634
Shares Redeemed	(550,000)	(21,135,138)	(1,700,000)	(65,213,627)
Other Capital	—	61,581	—	72,292
Total Net Increase (Decrease)	1,650,000	61,913,142	2,200,000	89,653,299
Commodity Strategy ETF (Consolidated)(2)
Shares Sold	925,000	$ 15,666,165	2,725,001	$ 57,498,527
Shares Redeemed	(550,000)	(13,298,732)	(375,001)	(9,500,605)
Other Capital	—	4,345	—	22,801
Total Net Increase (Decrease)	375,000	2,371,778	2,350,000	48,020,723
112

Hartford Active ETFs
 Notes to Financial Statements – (continued)
 January 31, 2023 (Unaudited)

	For the Period Ended January 31, 2023		For the Period Ended July 31, 2022
	Shares	Amount	Shares	Amount
ESG US Equity ETF(3)
Shares Sold	—	$ —	400,001	$ 10,005,848
Shares Redeemed	—	—	(1)	(25)
Other Capital	—	—	—	—
Total Net Increase (Decrease)	—	—	400,000	10,005,823
Tax-Aware Bond ETF
Shares Sold	800,000	$ 15,563,169	1,250,000	$ 26,125,918
Shares Redeemed	(950,000)	(18,403,219)	(1,800,000)	(36,936,455)
Other Capital	—	26,963	—	37,161
Total Net Increase (Decrease)	(150,000)	(2,813,087)	(550,000)	(10,773,376)
Short Duration ETF
Shares Sold	—	$ —	600,000	$ 24,189,843
Shares Redeemed	(550,000)	(20,859,473)	(1,600,000)	(64,332,148)
Other Capital	—	9,688	—	34,177
Total Net Increase (Decrease)	(550,000)	(20,849,785)	(1,000,000)	(40,108,128)
Sustainable Income ETF(4)
Shares Sold	50,000	$ 1,662,493	1,350,001	$ 53,448,891
Shares Redeemed	—	—	(1)	(39)
Other Capital	—	1,161	—	116,813
Total Net Increase (Decrease)	50,000	1,663,654	1,350,000	53,565,665
Total Return Bond ETF
Shares Sold	4,450,000	$ 149,359,696	9,200,000	$ 361,236,830
Shares Redeemed	(2,800,000)	(93,936,305)	(7,400,000)	(275,112,349)
Other Capital	—	77,853	—	145,987
Total Net Increase (Decrease)	1,650,000	55,501,244	1,800,000	86,270,468

(1)	Commenced operations on November 9, 2021.
(2)	Commenced operations on September 14, 2021.
(3)	Commenced operations on August 10, 2021.
(4)	Commenced operations on September 21, 2021.
14.	Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
15.	Recent Accounting Pronouncement:
In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU"), ASU 2020-04, which provides guidance to account for certain contract modifications prospectively to ease the potential burden in accounting associated with transitioning away from LIBOR (as discussed above) and other reference rates that are expected to be discontinued. The ASU is effective upon release of the update on March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, the FASB issued ASU 2022-06, which extends the sunset date established by ASU 2020-04 from December 31, 2022 to December 31, 2024 in order to capture the time period in which the aforementioned contract modifications may occur. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has determined that it is unlikely the ASU's adoption will have a material impact on the Funds' financial statements.
16.	Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended January 31, 2023, events and transactions subsequent to January 31, 2023, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector are subject to increased volatility risk. It is unknown whether such volatility will continue.
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HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 800-456-7526 and (2) on the SEC’s website at http://www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s portfolio holdings filed as an exhibit to Form N-PORT for the most recent first and third quarter of the Fund’s fiscal year are available (1) without charge, upon request, by calling 800-456-7526, (2) on the Funds' website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.
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Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Hartford Funds Exchange-Traded Trust
Hartford Core Bond ETF
Hartford Municipal Opportunities ETF
Hartford Schroders ESG US Equity ETF
Hartford Schroders Tax-Aware Bond ETF
Hartford Short Duration ETF
Hartford Sustainable Income ETF
Hartford Total Return Bond ETF
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment management and sub-advisory agreements. At its meeting held on August 9-10, 2022, the Board of Trustees (the “Board”) of Hartford Funds Exchange-Traded Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and the Trust on behalf of each of the Funds (the “Investment Management Agreement”); (ii) the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”) on behalf of Hartford Schroders ESG US Equity ETF and Hartford Schroders Tax-Aware Bond ETF; (iii) the continuation of a separate secondary sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.”) on behalf of Hartford Schroders ESG US Equity ETF and Hartford Schroders Tax-Aware Bond ETF; and (iv) the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement” and together with the Investment Management Agreement, the Schroders Sub-Advisory Agreement and the Sub-Sub-Advisory Agreement, the “Agreements”) by and between HFMC and Wellington Management Company LLP (“Wellington,” and together with SIMNA Inc. and SIMNA Ltd., the “Sub-advisers,” and together with HFMC, SIMNA Inc. and SIMNA Ltd., the “Advisers”), on behalf of each of Hartford Core Bond ETF, Hartford Municipal Opportunities ETF, Hartford Short Duration ETF, Hartford Sustainable Income ETF and Hartford Total Return Bond ETF.
In the months preceding the August 9-10, 2022 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 15-16, 2022 and August 9-10, 2022. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 15-16, 2022 and August 9-10, 2022 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 20, 2022 concerning Fund performance and other investment-related matters.
The Independent Trustees, advised by independent legal counsel throughout the evaluation process, engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, total expense ratio and investment performance compared to those of comparable registered investment companies with similar investment objectives. The Independent Trustees also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating each Fund’s management fees, total expense ratio and investment performance. In addition, the Consultant previously reviewed the profitability methodologies utilized by HFMC in connection with the continuation of the Investment Management Agreement.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the
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Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Consultant on June 10, 2022 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 10, 2022 and June 15-16, 2022 meetings, the Independent Trustees presented HFMC with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the August 9-10, 2022 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Investment Management Agreement, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment management and administrative services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, HFMC’s process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and HFMC’s approach to risk management with respect to the Funds and the service providers to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest that may arise in connection with the management of the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s and its affiliates’ overall strategic plan for, and ongoing commitment to review and rationalize, the Hartford funds product line-up. The Board also considered the expenses that HFMC and its affiliates had incurred, as well as the risks HFMC and its affiliates had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC or its affiliates are responsible for providing the Funds’ officers.
With respect to the Sub-advisers, which are responsible for the daily investment of the assets of their respective Funds, subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience, including with respect to sustainable and environmental, social and/or governance (ESG) investing. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds.
116

Hartford Active ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the benefits to shareholders of investing in a fund that is part of the family of Hartford funds. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in connection with sponsoring new funds to expand these opportunities for shareholders and providing ongoing services to each Fund. The Board considered the special attributes of the Funds, which are exchange-traded funds, relative to mutual funds and the benefits that are expected to be realized from an investment in the Funds, rather than a mutual fund. The Board also considered the resources devoted by HFMC and its affiliates in developing and maintaining an infrastructure necessary to support the ongoing operations of the Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including, in particular, that notable differences may exist between a Hartford fund and its peers. The Board also noted the limited operating history of the Funds in evaluating the performance of the Advisers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with the Advisers the reasons for such performance, as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered the analysis provided by the Consultant relating to each Fund’s performance track record. In addition, the Board considered information about HFMC’s overall assessment of the functioning of each Fund’s arbitrage mechanism, noting HFMC’s statement that the arbitrage mechanism of each Fund functioned as expected.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC, SIMNA Inc. and Wellington that the respective Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not Hartford Schroders Tax-Aware Bond ETF or Hartford Schroders ESG US Equity ETF. Accordingly, the Board concluded that the profitability of each Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Funds’ sub-advisory agreements.
The Board considered the Consultant’s review of the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Investment Management Agreement, including a description of the methodology used to allocate certain expenses. The Board noted the Consultant’s view that HFMC’s process for calculating and reporting Fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. The Board noted that the Consultant had previously performed a full review of this process and reported that such process is reasonable, sound and consistent with common industry practice.
117

Hartford Active ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Based on these considerations, the Board concluded that the profits realized by the Advisers and their affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratio of each Fund. The Board considered that HFMC would pay all expenses of the Trust, except for: (i) interest and taxes; (ii) brokerage commissions and other expenses (such as stamp taxes) connected with the execution of portfolio transactions; (iii) expenses incident to the creation and redemption of its shares; (iv) legal fees in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith and any obligation which the Trust may have to indemnify its officers and Trustees with respect thereto; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) such extraordinary non-recurring expenses as may arise; and (vii) acquired fund fees and expenses. The Board noted that HFMC would bear the risk that Fund operating costs may increase over time. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to SIMNA Inc. and Wellington with respect to each Fund, as applicable. In this regard, the Board requested and reviewed information from HFMC, SIMNA Inc. and Wellington relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratio relative to an appropriate group of funds selected by Broadridge. The Board considered such information from Broadridge in consultation with the Consultant. For details regarding each Fund’s expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the applicable expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of registered investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the analysis and views of the Consultant relating to each Fund’s fees and total operating expenses and expense groups.
The Board received information regarding fees charged by HFMC to other Hartford funds that are mutual funds with investment strategies similar to those of Hartford Municipal Opportunities ETF, Hartford Schroders Tax-Aware Bond ETF, Hartford Short Duration ETF, and Hartford Total Return Bond ETF. The Board reviewed information about structural, operational and other differences between the Funds and the mutual funds, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services it provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board also considered that any economies of scale in respect of the management of a Fund would benefit HFMC due to the unitary fee structure of each Fund, but that the unitary fee protects shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that each Fund could share in the benefits from some economies of scale as assets in the Fund grow. The Board noted that each Fund’s management fee does not contain breakpoints. However, the Board considered that HFMC shares anticipated or potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments in HFMC’s business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board also noted that, for each of Hartford Schroders Tax-Aware Bond ETF and Hartford Short Duration ETF, the Fund’s current low asset levels means that the Fund has achieved limited, if any, economies of scale.
118

Hartford Active ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratio for each Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance (net of all fees and expenses), as of March 31, 2022, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance (net of all fees and expenses) as of March 31, 2022. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 0.5% above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual and actual management fee, and its total operating expenses, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Core Bond ETF
•	The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period.
•	The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile.
Hartford Municipal Opportunities ETF
•	The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3-year period.
•	The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 4th quintile.
Hartford Schroders ESG US Equity ETF
•	The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the period since inception. The Board also noted that the Fund’s performance was in line with its benchmark for the period since inception.
•	The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses were in the 1st quintile of its expense group.
Hartford Schroders Tax-Aware Bond ETF
•	The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 3-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3-year period.
•	The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 4th quintile.
119

Hartford Active ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Short Duration ETF
•	The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period and the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1- and 3-year periods.
•	The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee was in the 3rd quintile and its total expenses were in the 2nd quintile.
Hartford Sustainable Income ETF
•	The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the period since inception. The Board also noted that the Fund’s performance was below its benchmark for the period since inception.
•	The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile of its expense group, while its total expenses were in the 2nd quintile.
Hartford Total Return Bond ETF
•	The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-year period and above its benchmark for the 3-year period.
•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Reapproval of the Agreements
In connection with planned changes to the Board’s meeting calendar, at its meeting held on November 8-10, 2022, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Agreements, for the period from November 10, 2022 through September 30, 2023.
In determining whether to approve the continuation of the Agreements, the Board considered the comprehensive information and materials that were provided to the Board by the Advisers, Broadridge and the Consultant in connection with the Board’s annual review of the Agreements at its June 15-16, 2022 and August 9-10, 2022 meetings, as described above. In addition, since the Board’s annual approval of the Agreements at its August 9-10, 2022 meeting, the Board requested, and HFMC provided, additional information and updates relating to the Funds in support of the continuation of the Agreements for the additional period.
The Board considered that the approval of the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the Funds’ assets; (ii) the fees and expenses paid by the Funds’ shareholders; (iii) the nature, extent and quality of services provided to the Funds under the Agreements; or (iv) the day-to-day management of each Fund or the persons primarily responsible for such management. The Board noted that there were no material changes in the net expense ratios of the Funds between the net expense ratios presented at the Board’s meeting on June 15-16, 2022 and the net expense ratios as of September 30, 2022.
The Board also considered information provided by HFMC regarding its in-depth reviews of Fund performance for the third quarter of 2022. The Board reviewed each Fund’s performance relative to its benchmark since June 30, 2022 and noted that none of the Funds, except Hartford Municipal Opportunities ETF and Hartford Short Duration ETF, experienced a material adverse change in performance relative to the Funds’ peer universe. The Board noted that Hartford Municipal Opportunities ETF and Hartford Short Duration ETF’s performance, which were both in the 1st quintile versus their respective peer universes for the 3-year period ended March 31, 2022, fell to the 3rd quintile versus their respective peer universes for the same period ended September 30, 2022. The Board also noted that the Hartford Schroders Tax-Aware Bond ETF’s performance improved from the 5th quintile versus its peer universe for the 3-year period ended March 31, 2022 to the 4th quintile for the same period ended September 30, 2022.
The Board considered that there had been no material adverse change in the financial condition of HFMC or the Sub-advisers since the August 9-10, 2022 Board meeting. The Board also noted that HFMC’s profitability with respect to each Fund, and the Funds as a whole, for the nine months ended September 30, 2022, did not reflect any material increases in profitability levels as compared to those provided in connection with the Board’s annual review of the Agreements. The Board further considered that there were no material updates to the economies of scale analysis performed by the Advisers in connection with the Board’s annual review of the Agreements and that there were no material updates for the same period to the Advisers’ analysis of the benefits to the Advisers and their affiliates from their relationships with the Funds.
120

Hartford Active ETFs
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

* * * *
Based upon the review of the factors summarized above, among others, the Board concluded at its meeting on August 9-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. Furthermore, the Board concluded at its meeting on November 8-10, 2022 that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements through September 30, 2023. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.
121

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT
Customer Privacy Notice
The Hartford Financial Services Group, Inc. and Affiliates*
(herein called “we, our, and us”)
This Privacy Policy applies to our United States Operations
We value your trust. We are committed to the responsible:
a) management;
b) use; and
c) protection;
of Personal Information.
This notice describes how we collect, disclose, and protect Personal Information.
We collect Personal Information to:
a)	service your Transactions with us; and
b)	support our business functions.
We may obtain Personal Information from:
a)	You;
b)	your Transactions with us; and
c)	third parties such as a consumer-reporting agency.
Based on the type of product or service You apply for or get from us, Personal Information such as:
a)	your name;
b)	your address;
c)	your income;
d)	your payment; or
e)	your credit history;
may be gathered from sources such as applications, Transactions, and consumer reports.
To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:
a)	our insurance companies;
b)	our employee agents;
c)	our brokerage firms; and
d)	our administrators.
As allowed by law, we may share Personal Financial Information with our affiliates to:
a)	market our products; or
b)	market our services;
to You without providing You with an option to prevent these disclosures.
We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:
a)	independent agents;
b)	brokerage firms;
c)	insurance companies;
d)	administrators; and
e)	service providers;
who help us serve You and service our business.
When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:
a)	taking surveys;
b)	marketing our products or services; or
c)	offering financial products or services under a joint agreement between us and one or more financial institutions.
We, and third parties we partner with, may track some of the pages You visit through the use of:
a)	cookies;
b)	pixel tagging; or
c)	other technologies;
and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.
For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.
We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:
a)	“opt-out;” or
b)	“opt-in;”
as required by law.
We only disclose Personal Health Information with:
a)	your authorization; or
b)	as otherwise allowed or required by law.
Our employees have access to Personal Information in the course of doing their jobs, such as:
a)	underwriting policies;
b)	paying claims;
c)	developing new products; or
d)	advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)	the confidentiality; and
b)	the integrity of;
Personal Information that we have. We use these procedures to guard against unauthorized access.
Some techniques we use to protect Personal Information include:
a)	secured files;
b)	user authentication;
c)	encryption;
d)	firewall technology; and
e)	the use of detection software.
We are responsible for and must:
a)	identify information to be protected;
b)	provide an adequate level of protection for that data; and
c)	grant access to protected data only to those people who must use it in the performance of their job-related duties.
Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.
We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.
As used in this Privacy Notice:
Application means your request for our product or service.
Personal Financial Information means financial information such as:
a)	credit history;
b)	income;
c)	financial benefits; or
d)	policy or claim information.
Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.
Personal Health Information means health information such as:
a)	your medical records; or
b)	information about your illness, disability or injury.
Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:
a)	Personal Financial Information; and
b)	Personal Health Information.
Transaction means your business dealings with us, such as:
a)	your Application;
b)	your request for us to pay a claim; and
c)	your request for us to take an action on your account.
You means an individual who has given us Personal Information in conjunction with:
a)	asking about;
b)	applying for; or
c)	obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.
If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: HO1-09, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.
This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2023), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:
1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of the Southeast General Agency, Inc.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.
Revised February 2023

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This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Hartford Funds Management Company, LLC (HFMC) is the investment manager for the active ETFs. Hartford Core Bond ETF, Hartford Large Cap Growth ETF, Hartford Municipal Opportunities ETF, Hartford Short Duration ETF, Hartford Sustainable Income ETF and Hartford Total Return Bond ETF are sub-advised by Wellington Management Company LLP (Wellington). Hartford Schroders Commodity Strategy ETF, Hartford Schroders ESG US Equity ETF, and Hartford Schroders Tax-Aware Bond ETF are sub-advised by Schroder Investment Management North America Inc. (“SIMNA”) and sub-sub-advised by Schroder Investment Management North America Ltd. (“SIMNA Ltd”, together with SIMNA, “Schroders”). HFMC, Wellington, SIMNA, and SIMNA Ltd. are all SEC registered investment advisers. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Wellington, Schroders or HFMC.
ETFSAR-A23    03/23     Printed in the U.S.A.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: April 10, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 10, 2023	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: April 10, 2023	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)